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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-8817

ING Equity Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

CT Corporation, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                  May 31

Date of reporting period:                         August 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Convertible Fund
ING Disciplined LargeCap Fund
ING Equity and Bond Fund
ING Financial Services Fund
ING LargeCap Growth Fund
ING LargeCap Value Fund
ING MidCap Opportunities Fund
ING MidCap Value Choice Fund
ING MidCap Value Fund
ING Principal Protection Fund
ING Principal Protection Fund II
ING Principal Protection Fund III
ING Principal Protection Fund IV
ING Principal Protection Fund V
ING Principal Protection Fund VI
ING Principal Protection Fund VII
ING Principal Protection Fund VIII
ING Principal Protection Fund IX
ING Principal Protection Fund X
ING Principal Protection Fund XI
ING Principal Protection Fund XII
ING Real Estate Fund
ING SmallCap Opportunities Fund
ING SmallCap Value Choice Fund
ING SmallCap Value Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING Convertible Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 8.1%
		Food: 0.8%
30,000	@, L	Dean Foods Co.	$1,108,200
6,000	@, L	TreeHouse Foods, Inc.	180,600
			1,288,800
		Healthcare-Services: 0.5%
12,000	@	WellPoint, Inc.	891,000
			891,000
		Investment Companies: 3.1%
40,000	L	SPDR Trust Series 1	4,903,200
			4,903,200
		Miscellaneous Manufacturing: 0.8%
36,000		General Electric Co.	1,209,960
			1,209,960
		Retail: 0.5%
18,000	L	Wal-Mart Stores, Inc.	809,280
			809,280
		Software: 0.9%
61,500	@, L	Open Solutions, Inc.	1,388,670
			1,388,670
		Telecommunications: 1.5%
60,000		QUALCOMM, Inc.	2,382,600
			2,382,600
		Total Common Stock
		(Cost $8,719,680)	12,873,510
PREFERRED STOCK: 25.5%
		Advertising: 0.6%
20,000		Interpublic Group of Cos., Inc.	893,000
			893,000
		Auto Manufacturers: 1.3%
85,000	C	General Motors Corp.	2,048,500
			2,048,500
		Chemicals: 0.8%
29,700		Huntsman Corp.	1,269,972
			1,269,972
		Electric: 1.4%
1,920	#, C	NRG Energy, Inc.	2,210,640
			2,210,640

PORTFOLIO OF INVESTMENTS

ING Convertible Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 25.5% (continued)
		Food: 1.3%
97,500		Albertson’s, Inc.	$2,141,100
			2,141,100
		Gas: 1.3%
9,500	#, C	SEMCO Energy, Inc.	2,006,875
			2,006,875
		Insurance: 7.3%
950	@@, #	Fortis Insurance	1,047,375
35,000		Hartford Financial Services Group, Inc.	2,335,900
38,000		Metlife, Inc.	1,049,180
72,500		Reinsurance Group of America	4,223,125
118,000	C	Travelers Property Casualty Corp.	2,896,900
			11,552,480
		Media: 0.7%
25,000	@, C	Comcast Corp.	1,125,000
			1,125,000
		Mining: 1.2%
1,900	L	Freeport-McMoRan Copper & Gold, Inc.	1,858,675
			1,858,675
		Oil and Gas: 3.4%
38,000	#	Chesapeake Energy Corp.	5,448,250
			5,448,250
		Packaging and Containers: 0.2%
9,800	C	Owens-Illinois, Inc.	401,800
			401,800
		Real Estate Investment Trusts: 1.3%
83,000		FelCor Lodging Trust, Inc.	2,022,710
			2,022,710
		Retail: 1.1%
71,200		Rite Aid Corp.	1,708,800
			1,708,800
		Savings and Loans: 1.1%
39,200		Sovereign Capital Trust	1,783,600
			1,783,600
		Software: 1.3%
2,000	C	Lucent Technologies Capital Trust	2,006,000
			2,006,000
		Sovereign: 1.2%
20	C	Fannie Mae	1,913,358
			1,913,358
		Telecommunications: 0.0%
51,932	@, C, I, **, X	Winstar Communications, Inc.	5
			5
		Total Preferred Stock
		(Cost $40,421,106)	40,390,765

PORTFOLIO OF INVESTMENTS

ING Convertible Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

CONVERTIBLE CORPORATE BONDS: 64.5%
		Advertising: 1.3%
$2,000,000	L	Lamar Advertising Co., 2.875%, due 12/31/10	$2,035,000
			2,035,000
		Aerospace/Defense: 3.9%
2,850,000	#, C	L-3 Communications Corp., 3.000%, due 08/01/35	2,960,438
3,460,000	C, L	Spacehab, Inc., 8.000%, due 10/15/07	3,148,600
			6,109,038
		Airlines: 0.3%
1,000,000	C	Northwest Airlines Corp., 7.625%, due 11/15/23	410,000
			410,000
		Auto Parts and Equipment: 1.2%
4,000,000	C	Lear Corp., 4.830%, due 02/20/22	1,840,000
			1,840,000
		Banks: 1.2%
1,900,000	#, C	US Bancorp, 2.117%, due 08/21/35	1,885,750
			1,885,750
		Biotechnology: 1.5%
2,375,000	C, L	Millennium Pharmaceuticals, Inc., 5.500%, due 01/15/07	2,360,156
			2,360,156
		Building Materials: 0.6%
1,500,000	@@, C	Holcim Capital Corp Ltd., 3.720%, due 06/10/17	1,038,342
			1,038,342
		Chemicals: 0.5%
960,000		Hercules, Inc., 6.500%, due 06/30/29	763,200
			763,200
		Commercial Services: 1.6%
500,000	C	Euronet Worldwide, Inc., 1.625%, due 12/15/24	518,125
2,000,000	#, C	Euronet Worldwide, Inc., 1.625%, due 12/15/24	2,072,500
			2,590,625
		Computers: 1.0%
1,593,000	C	Electronics for Imaging, 1.500%, due 06/01/23	1,537,245
			1,537,245
		Diversified Financial Services: 4.0%
980,000	@@, #, L	AngloGold Holdings PLC, 2.375%, due 02/27/09	916,300
2,000,000	@@, C	First Pacific Finance Ltd.,0.000%, due 01/18/10	2,141,892
3,870,000	#, C	Ocwen Financial Corp., 3.250%, due 08/01/24	3,318,525
			6,376,717

PORTFOLIO OF INVESTMENTS

ING Convertible Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

CONVERTIBLE CORPORATE BONDS: 64.5% (continued)
		Electric: 1.6%
$2,000,000	C	Centerpoint Energy Inc, 3.750%, due 05/15/23	$2,565,000
			2,565,000
		Electrical Components and Equipment: 1.7%
2,725,000	C, L	Advanced Energy Industries, Inc., 5.250%, due 11/15/06	2,769,281
			2,769,281
		Electronics: 1.0%
1,500,000	@@, L	Flextronics Intl. Ltd., 1.000%, due 08/01/10	1,541,250
			1,541,250
		Entertainment: 1.7%
2,500,000	C, L	Intl. Game Technology, 1.610%, due 01/29/33	1,615,625
1,000,000	C	Shuffle Master Inc, 1.250%, due 04/15/24	1,035,000
			2,650,625
		Healthcare-Products: 2.1%
475,000	#, C, L	Advanced Medical Optics, Inc., 1.375%, due 07/01/25	465,500
2,900,000	C, L	Advanced Medical Optics, Inc., 2.500%, due 07/15/24	2,903,625
			3,369,125
		Insurance: 1.3%
2,000,000	C	PMA Capital Corp., 6.500%, due 09/30/22	2,135,000
			2,135,000
		Internet: 1.2%
2,000,000	C	Amazon.Com, Inc., 4.750%, due 02/01/09	1,955,000
			1,955,000
		Leisure Time: 1.8%
2,000,000	@@, C	Carnival Corp., 1.132%, due 04/29/33	1,462,500
2,000,000	@@, C, L	Royal Caribbean Cruises Ltd., 2.550%, due 05/18/21	1,347,500
			2,810,000
		Lodging: 0.7%
1,000,000	C	Starwood Hotels & Resorts Worldwide, Inc., 3.500%, due 05/16/23	1,197,500
			1,197,500
		Media: 6.6%
2,460,000	L	Citadel Broadcasting Corp., 1.875%, due 02/15/11	1,937,250
4,000,000	C	EchoStar Communications Corp., 5.750%, due 05/15/08	4,004,999
2,000,000	C	Liberty Media Corp., 3.500%, due 01/15/31	1,985,000
2,400,000	@@	ZEE Telefilms Ltd., .500%, due 04/29/09	2,481,574
			10,408,823
		Mining: 1.7%
1,985,000	@@, C	Inco Ltd., 1.000%, due 03/14/23	2,741,781
			2,741,781
		Miscellaneous Manufacturing: 1.6%
2,000,000	@@, C	Tyco Intl. Group SA, 2.750%, due 01/15/18	2,467,500
			2,467,500
		Oil and Gas: 1.5%
1,998,000	C	Devon Energy Corp., 4.900%, due 08/15/08	2,397,600
			2,397,600

PORTFOLIO OF INVESTMENTS

ING Convertible Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

CONVERTIBLE CORPORATE BONDS: 64.5% (continued)
		Oil and Gas Services: 2.3%
$2,000,000	C, L	Cooper Cameron Corp., 1.500%, due 05/15/24	$2,382,500
1,000,000	@@, C, L	Schlumberger Ltd., 2.125%, due 06/01/23	1,197,500
			3,580,000
		Packaging and Containers: 1.2%
2,000,000	#, C, L	Sealed Air Corp., 3.000%, due 06/30/33	1,990,000
			1,990,000
		Pharmaceuticals: 6.1%
2,500,000	#, C	Abgenix, Inc., 1.750%, due 12/15/11	2,559,375
1,920,000	C, L	Dov Pharmaceutical, Inc., 2.500%, due 01/15/25	1,692,000
1,920,000	#, C	Isolagen, Inc., 3.500%, due 11/01/24	1,137,600
1,425,000	#, C	Nabi Biopharmaceuticals, 2.875%, due 04/15/25	1,665,469
3,000,000	C	NPS Pharmaceuticals, Inc., 3.000%, due 06/15/08	2,553,750
			9,608,194
		Real Estate Investment Trusts: 1.3%
1,900,000	C	Vornado Realty LP, 3.875%, due 04/15/25	2,028,250
			2,028,250
		Retail: 3.3%
3,500,000	C, L	Costco Wholesale Corp., 0.060%, due 08/19/17	3,473,750
2,550,000	C	Dick’s Sporting Goods, Inc., 1.606%, due 02/18/24	1,759,500
			5,233,250
		Semiconductors: 2.9%
2,000,000	C	Cypress Semiconductor Corp., 1.250%, due 06/15/08	2,395,000
3,000,000	C	Pixelworks, Inc., 1.750%, due 05/15/24	2,130,000
			4,525,000
		Software: 1.3%
3,690,000	+, #, C	Open Solutions, Inc., 1.467%, due 02/02/35	2,011,050
			2,011,050
		Telecommunications: 1.3%
1,980,000	C, L	RF Micro Devices, Inc., 1.500%, due 07/01/10	2,029,500
			2,029,500
		Transportation: 3.2%
3,000,000	@@, C, L	OMI Corp., 2.875%, due 12/01/24	2,835,000
1,500,000	C	Yellow Roadway Corp., 5.000%, due 08/08/23	2,285,625
			5,120,625
		Total Convertible Corporate Bonds
		(Cost $101,209,172)	102,080,427
CORPORATE BONDS/NOTES: 2.0%
		Diversified Financial Services: 0.7%
1,000,000	C, L	American Express Co., 1.850%, due 12/01/33	1,031,250
			1,031,250
		Engineering and Construction: 1.3%
2,000,000	@@	ABB Intl. Finance Ltd., 4.625%, due 05/16/07	2,072,500
			2,072,500
		Total Corporate Bonds/Notes
		(Cost $3,098,571)	3,103,750

PORTFOLIO OF INVESTMENTS

ING Convertible Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 22.3%
		Repurchase Agreement: 0.2%
$380,000		Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $380,038 to be received upon repurchase (Collateralized by $390,000 Federal Home Loan Mortgage Corporation, 3.350%, Market Value plus accrued interest $387,797, due 11/09/07).		$380,000

		Total Repurchase Agreement
		(Cost $380,000)		380,000

		Securities Lending CollateralCC: 22.1%
34,958,437		The Bank of New York Institutional Cash Reserves Fund		34,958,437

		Total Securities Lending Collateral
		(Cost $34,958,437)		34,958,437

		Total Short-Term Investments
		(Cost $35,338,437)		35,338,437

		Total Investments In Securities
		(Cost $188,786,966)*	122.4%	$193,786,889
		Other Assets and Liabilities—Net	(22.4)	(35,519,093)

		Net Assets	100.0%	$158,267,796
		Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	@@	Foreign issuer
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
	**	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $188,881,233
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$13,437,606
		Gross Unrealized Depreciation		(8,531,950)
		Net Unrealized Appreciation		$4,905,656

Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

Illiquid Securities

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
WinStar Communications, Inc.	51,932	11/6/98	$2,364,096	$5	0.0%

PORTFOLIO OF INVESTMENTS

ING Disciplined LargeCap Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 100.2%
		Aerospace/Defense: 3.6%
7,550		Boeing Co.	$506,001
2,600		General Dynamics Corp.	297,934
5,050		Lockheed Martin Corp.	314,312
5,100		Northrop Grumman Corp.	286,059
4,000		United Technologies Corp.	200,000
			1,604,306
		Agriculture: 3.0%
7,600		Altria Group, Inc.	537,320
10,650		Archer-Daniels-Midland Co.	239,732
4,050		Monsanto Co.	258,552
2,200		Reynolds American, Inc.	184,668
3,000		UST, Inc.	127,680
			1,347,952
		Apparel: 1.3%
6,600	@	Coach, Inc.	219,054
3,250		Nike, Inc.	256,458
1,800		VF Corp.	106,758
			582,270
		Auto Manufacturers: 0.6%
27,800		Ford Motor Co.	277,166
			277,166
		Auto Parts and Equipment: 0.1%
3,600	@, L	Goodyear Tire & Rubber Co.	60,480
			60,480
		Banks: 6.0%
24,950		Bank of America Corp.	1,073,599
3,200		Comerica, Inc.	193,568
6,900	L	KeyCorp	228,528
8,000		National City Corp.	293,040
6,800		U.S. Bancorp	198,696
5,850		Wachovia Corp.	290,277
6,150		Wells Fargo & Co.	366,663
			2,644,371
		Beverages: 2.6%
1,895		Brown-Forman Corp.	107,314
8,350		Coca-Cola Co.	367,400
12,650		PepsiCo, Inc.	693,852
			1,168,566
		Biotechnology: 0.9%
4,700	@	Amgen, Inc.	375,530
			375,530

PORTFOLIO OF INVESTMENTS

ING Disciplined LargeCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 100.2% (continued)
		Chemicals: 1.4%
3,800		Dow Chemical Co.	$164,160
3,950		E.I. du Pont de Nemours & Co.	156,302
1,500		Eastman Chemical Co.	71,955
3,300		PPG Industries, Inc.	207,834
			600,251
		Commercial Services: 1.4%
14,200		Cendant Corp.	288,828
2,600		Equifax, Inc.	85,904
5,000		McKesson Corp.	233,350
			608,082
		Computers: 4.8%
8,900	@	Apple Computer, Inc.	417,677
18,800	@	Dell, Inc.	669,280
11,137		Hewlett-Packard Co.	309,163
6,050		International Business Machines Corp.	487,751
12,700	@, X	Seagate Technology	—
60,600	@	Sun Microsystems, Inc.	230,280
			2,114,151
		Cosmetics/Personal Care: 1.1%
9,150	L	Procter & Gamble Co.	507,642
			507,642
		Distribution/Wholesale: 0.3%
3,300		Genuine Parts Co.	151,206
			151,206
		Diversified Financial Services: 3.4%
4,300		American Express Co.	237,532
3,900		CIT Group, Inc.	176,592
3,800		Fannie Mae	193,952
3,400		Lehman Brothers Holdings, Inc.	359,244
3,650		Merrill Lynch & Co., Inc.	208,634
4,200		Morgan Stanley	213,654
5,900	@, L	Providian Financial Corp.	109,740
			1,499,348
		Electric: 2.8%
1,400		Dominion Resources, Inc.	107,072
3,750	L	Duke Energy Corp.	108,713
6,000		Edison Intl.	270,180
2,700		Exelon Corp.	145,503
5,672		FirstEnergy Corp.	289,442
3,500		TXU Corp.	339,570
			1,260,480
		Electronics: 0.2%
18,445	@, L	Solectron Corp.	75,625
			75,625
		Food: 0.2%
2,743		SUPERVALU, Inc.	95,456
			95,456
		Hand/Machine Tools: 0.3%
1,500		Black & Decker Corp.	127,950
			127,950

PORTFOLIO OF INVESTMENTS

ING Disciplined LargeCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 100.2% (continued)
		Healthcare-Products: 2.1%
10,950		Johnson & Johnson	$694,121
4,400		Medtronic, Inc.	250,800
			944,921
		Healthcare-Services: 3.3%
4,000		Aetna, Inc.	318,680
3,150	@	Humana, Inc.	151,704
10,700		UnitedHealth Group, Inc.	551,050
6,200	@	WellPoint, Inc.	460,350
			1,481,784
		Household Products/Wares: 0.8%
5,700		Kimberly-Clark Corp.	355,224
			355,224
		Insurance: 9.3%
5,118	@@	ACE Ltd.	227,290
7,000		Allstate Corp.	393,470
9,600		American Intl. Group, Inc.	568,320
3,000		Chubb Corp.	260,880
2,300		CIGNA Corp.	265,236
3,900		Hartford Financial Services Group, Inc.	284,895
2,786		Loews Corp.	244,304
8,050	L	MetLife, Inc.	394,289
1,800		MGIC Investment Corp.	112,374
5,100		Principal Financial Group	233,580
2,900		Progressive Corp.	279,589
5,900		Prudential Financial, Inc.	379,783
2,450		Safeco Corp.	127,743
7,900		St. Paul Travelers Cos., Inc.	339,779
			4,111,532
		Internet: 1.5%
4,500	@	eBay, Inc.	182,205
15,550	@, L	Symantec Corp.	326,239
5,150	@	Yahoo!, Inc.	171,701
			680,145
		Iron/Steel: 0.4%
3,200		Nucor Corp.	180,736
			180,736
		Leisure Time: 0.3%
2,200		Carnival Corp.	108,548
			108,548
		Media: 3.2%
8,400	@, L	Comcast Corp.	258,300
5,700		McGraw-Hill Cos., Inc.	274,854
10,900		News Corp. - Class A	176,689
17,150		Time Warner, Inc.	307,328
6,400		Viacom, Inc.	217,536
7,700		Walt Disney Co.	193,963
			1,428,670
		Mining: 0.3%
3,400		Freeport-McMoRan Copper & Gold, Inc.	143,378
			143,378

PORTFOLIO OF INVESTMENTS

ING Disciplined LargeCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 100.2% (continued)
		Miscellaneous Manufacturing: 3.8%
2,800		3M Co.	$199,220
39,300		General Electric Co.	1,320,873
2,500		Textron, Inc.	178,250
			1,698,343
		Oil and Gas: 11.4%
4,500		Burlington Resources, Inc.	332,055
13,658		ChevronTexaco Corp.	838,600
9,656		ConocoPhillips	636,717
5,350		Devon Energy Corp.	325,120
30,100		Exxon Mobil Corp.	1,802,989
4,300		Marathon Oil Corp.	276,533
4,000		Occidental Petroleum Corp.	332,120
2,200		Sunoco, Inc.	159,940
3,100		Valero Energy Corp.	330,150
			5,034,224
		Pharmaceuticals: 5.7%
5,800		Abbott Laboratories	261,754
1,950	L	AmerisourceBergen Corp.	145,607
5,450		Cardinal Health, Inc.	324,874
6,200	@	Caremark Rx, Inc.	289,726
2,700	@	Express Scripts, Inc.	156,222
2,900	@	Hospira, Inc.	115,536
4,500	@	King Pharmaceuticals, Inc.	66,150
8,150		Merck & Co., Inc.	230,075
27,440		Pfizer, Inc.	698,896
5,000		Wyeth	228,950
			2,517,790
		Retail: 7.8%
6,350		Best Buy Co., Inc.	302,641
3,000	L	Darden Restaurants, Inc.	94,230
3,900		Federated Department Stores, Inc.	269,022
16,650		Home Depot, Inc.	671,327
4,600		J.C. Penney Co., Inc. Holding Co.	223,698
2,800		Lowe’s Cos., Inc.	180,068
4,650		McDonald’s Corp.	150,893
4,500		Nordstrom, Inc.	151,110
11,300		Staples, Inc.	248,148
3,300		Target Corp.	177,375
12,350	L	Wal-Mart Stores, Inc.	555,256
9,600		Walgreen Co.	444,768
			3,468,536
		Savings and Loans: 0.9%
9,300		Washington Mutual, Inc.	386,694
			386,694
		Semiconductors: 3.0%
23,150		Intel Corp.	595,418
6,400		National Semiconductor Corp.	159,552
1,700	@	QLogic Corp.	58,752
15,200		Texas Instruments, Inc.	496,736
			1,310,458
		Software: 5.3%
8,300	L	Adobe Systems, Inc.	224,432
4,200	@	Autodesk, Inc.	181,440
4,200	@	BMC Software, Inc.	84,000
6,350	@	Compuware Corp.	57,531
3,500	@	Intuit, Inc.	160,440
37,700		Microsoft Corp.	1,032,980
7,000	@, L	Novell, Inc.	46,060
39,800	@	Oracle Corp.	516,206
5,000	@	Parametric Technology Corp.	30,300
			2,333,389

PORTFOLIO OF INVESTMENTS

ING Disciplined LargeCap Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 100.2% (continued)
		Telecommunications: 5.4%
23,400	@	Cisco Systems, Inc.	$412,308
23,000		Motorola, Inc.	503,240
6,000		QUALCOMM, Inc.	238,260
3,000		Scientific-Atlanta, Inc.	114,780
34,600	L	Verizon Communications, Inc.	1,131,766
			2,400,354
		Toys/Games/Hobbies: 0.1%
3,060		Hasbro, Inc.	63,342
			63,342
		Transportation: 1.6%
4,000		CSX Corp.	175,720
6,721		Norfolk Southern Corp.	239,335
4,200	L	United Parcel Service, Inc.	297,738
			712,793
		Total Common Stock (Cost $40,773,427)	44,461,693

Principal Amount				Value

SHORT-TERM INVESTMENTS: 8.2%
		Repurchase Agreement: 0.7%
$311,000		Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%,
		due 09/01/05, $311,031 to be received upon repurchase
		(Collateralized by $320,000 Federal National Mortgage Association,
		3.350%, Market Value plus accrued interest $318,193, due 11/09/07).		$311,000
		Total Repurchase Agreement (Cost $311,000)		311,000
		Securities Lending CollateralCC: 7.5%
3,324,609		The Bank of New York Institutional Cash Reserves Fund		3,324,609
		Total Securities Lending Collateral (Cost $3,324,609)		3,324,609
		Total Short-Term Investments (Cost $3,635,609)		3,635,609

Total Investments In Securities

		(Cost $44,409,036)*	108.4%	$48,097,302
		Other Assets and Liabilities—Net	(8.4)	(3,731,572)
		Net Assets	100.0%	$44,365,730
	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
	X	Fair value determined by ING Funds Valuation Committee appointed
		by the Funds’ Board of Directors/Trustees.

PORTFOLIO OF INVESTMENTS

ING Disciplined LargeCap Fund	as of August 31, 2005 (Unaudited)(continued)

		Value

*	Cost for federal income tax purposes is $44,765,965.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation	$4,499,030
	Gross Unrealized Depreciation	(1,167,693)
	Net Unrealized Appreciation	$3,331,337

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 57.8%
		Aerospace/Defense: 0.9%
10,690		United Technologies Corp.	$534,500
			534,500
		Agriculture: 0.7%
5,765		Altria Group, Inc.	407,586
			407,586
		Banks: 2.7%
9,255		Bank of America Corp.	398,243
4,460		City National Corp.	321,298
11,755		U.S. Bancorp	343,481
8,030		Wells Fargo & Co.	478,749
			1,541,771
		Beverages: 1.1%
3,800		Anheuser-Busch Cos., Inc.	168,378
8,280		PepsiCo, Inc.	454,158
			622,536
		Biotechnology: 0.7%
4,715	@	Amgen, Inc.	376,729
			376,729
		Chemicals: 2.6%
6,525		Air Products & Chemicals, Inc.	361,485
7,320		Dow Chemical Co.	316,224
9,750		E.I. du Pont de Nemours & Co.	385,808
8,725		Praxair, Inc.	421,417
			1,484,934
		Computers: 2.8%
11,635	@	Dell, Inc.	414,206
38,470	@	EMC Corp.	494,724
8,175		International Business Machines Corp.	659,069
			1,567,999
		Cosmetics/Personal Care: 0.9%
8,805		Procter & Gamble Co.	488,501
			488,501
		Diversified Financial Services: 5.2%
1,570		Bear Stearns Cos., Inc.	157,785
4,100		Capital One Financial Corp.	337,184
23,485		Citigroup, Inc.	1,027,937
13,160		Countrywide Financial Corp.	444,676
2,890		Fannie Mae	147,506
3,190		Goldman Sachs Group, Inc.	354,664
3,330		Lehman Brothers Holdings, Inc.	351,848
3,350		Morgan Stanley	170,415
1,209	@, I, X	North Atlantic Trading Co., Inc.	1
			2,992,016

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 57.8% (continued)
		Electric: 1.0%
11,635		Consolidated Edison, Inc.	$545,798
			545,798
		Electronics: 1.2%
6,875	@	Agilent Technologies, Inc.	221,100
16,100	@	Jabil Circuit, Inc.	473,984
			695,084
		Hand/Machine Tools: 0.6%
7,340		Stanley Works	335,805
			335,805
		Healthcare-Products: 3.2%
13,550		Baxter Intl., Inc.	546,472
10,375		Johnson & Johnson	657,671
4,630		Medtronic, Inc.	263,910
4,391	@	Zimmer Holdings, Inc.	360,808
			1,828,861
		Healthcare-Services: 1.8%
12,530	@	Health Net, Inc.	577,758
5,612	@	WellPoint, Inc.	416,691
			994,449
		Housewares: 0.3%
7,090		Newell Rubbermaid, Inc.	166,119
			166,119
		Insurance: 0.9%
5,575		American Intl. Group, Inc.	330,040
2,210		Hartford Financial Services Group, Inc.	161,441
			491,481
		Internet: 0.4%
5,980	@	eBay, Inc.	242,130
			242,130
		Investment Companies: 1.3%
13,000		iShares Goldman Sachs Semiconductor Index Fund	766,350
			766,350
		Leisure Time: 0.5%
6,230		Carnival Corp.	307,388
			307,388
		Lodging: 1.3%
7,300		Marriott Intl., Inc.	461,433
5,135		Starwood Hotels & Resorts Worldwide, Inc.	299,371
			760,804
		Media: 2.2%
6,200	@	Cablevision Systems Corp.	193,440
20,000		Time Warner, Inc.	358,399
10,330		Viacom, Inc.	351,117
12,845		Walt Disney Co.	323,566
			1,226,522

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 57.8% (continued)
		Mining: 0.7%
13,945		Alcoa, Inc.	$373,587
			373,587
		Miscellaneous Manufacturing: 4.1%
6,775		3M Co.	482,041
6,500		Danaher Corp.	348,140
29,295		General Electric Co.	984,605
13,500		Roper Industries, Inc.	520,020
			2,334,806

		Oil and Gas: 5.4%
1,950		Anadarko Petroleum Corp.	177,197
11,005		ChevronTexaco Corp.	675,706
9,000		ENSCO Intl., Inc.	367,740
7,980		EOG Resources, Inc.	509,363
17,115		Exxon Mobil Corp.	1,025,188
9,270		XTO Energy, Inc.	368,946
			3,124,140
		Oil and Gas Services: 0.8%
6,950		Halliburton Co.	430,692
			430,692
		Pharmaceuticals: 4.0%
10,921	@	Gilead Sciences, Inc.	469,603
23,790		Pfizer, Inc.	605,931
20,620	@@	Teva Pharmaceutical Industries Ltd. ADR	668,914
11,855		Wyeth	542,840
			2,287,288
		Retail: 3.8%
7,215		Best Buy Co., Inc.	343,867
16,580		CVS Corp.	486,955
8,365		Dollar General Corp.	159,437
4,260		Home Depot, Inc.	171,763
10,210		Tiffany & Co.	382,058
13,205		Wal-Mart Stores, Inc.	593,697
			2,137,777
		Semiconductors: 2.5%
20,755		Intel Corp.	533,819
4,255	@, @@	Marvell Technology Group Ltd.	200,793
12,920		Maxim Integrated Products, Inc.	551,038
18,460	@@	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	151,926
			1,437,576
		Software: 1.6%
33,480		Microsoft Corp.	917,352
			917,352
		Telecommunications: 2.6%
27,780	@	Cisco Systems, Inc.	489,484
10,375		QUALCOMM, Inc.	411,991
17,190		SBC Communications, Inc.	413,935
4,970		Verizon Communications, Inc.	162,569
			1,477,979
		Total Common Stock (Cost $30,604,002)	32,898,560

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

PREFERRED STOCK: 0.7%
		Banks: 0.2%
9	#	DG Funding Trust	$97,425
			97,425
		Diversified Financial Services: 0.1%
1,575		National Rural Utilities Cooperative Finance Corp.	38,651
			38,651
		Electric: 0.0%
1,025	@	TECO Energy, Inc.	25,937
			25,937
		Insurance: 0.3%
3,236	@@	Aegon NV	83,683
3,800		Metlife, Inc.	98,116
			181,799
		Telecommunications: 0.1%
39	@@, #	Centaur Funding Corp.	52,077
			52,077
		Total Preferred Stock
		(Cost $391,133)	395,889
WARRANTS: 0.0%
		Building Materials: 0.0%
400	@, #, I, X	Dayton Superior Corp., expires 06/15/09	4
		Telecommunications: 0.0%
500	@, #, I, X	Iridium World Communications, Inc., expired 07/15/05	—
			—
		Total Warrants (Cost $57,953)	4

Principal Amount			Value

CORPORATE BONDS/NOTES: 9.9%
		Agriculture: 0.0%
$24,000	#, C	R.J. Reynolds Tobacco Holdings, Inc., 6.500%, due 07/15/10	$24,120
			24,120
		Auto Manufacturers: 0.1%
65,000		General Motors Corp., 4.270%, due 03/15/36	17,875
14,000	C	General Motors Corp., 7.400%, due 09/01/25	10,850
			28,725
		Banks: 2.5%
70,000	@@, C	Australia & New Zealand Banking Group Ltd., 3.556%, due 10/29/49	60,759
55,000	@@	Banco Santander Chile SA, 7.375%, due 07/18/12	63,104
48,000	@@, #	Banco Santander Chile/Pre-merger with Banco Santiago SA, 3.720%, due 12/09/09	48,238

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 9.9% (continued)
$40,000	@@, C	Bank of Ireland, 3.689%, due 12/29/49	$35,429
40,000	@@, C	Bank of Nova Scotia, 4.186%, due 08/31/85	33,397
10,000	@@,	Bank of Scotland, 3.750%, due 11/30/49	8,650
56,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	60,330
30,000	@@, C	Barclays Bank PLC, 6.278%, due 12/15/49	30,787
35,000	@@, #, C	Chuo Mitsui Trust & Banking Co., Ltd., 5.506%, due 04/15/49	34,624
43,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	46,338
40,000	@@, C	Den Norske Bank ASA, 4.186%, due 08/29/49	33,500
36,000	@@, #	First Citizens St Lucia Ltd., 5.460%, due 02/01/12	36,479
83,000	@@, #, C	HBOS PLC, 5.375%, due 11/29/49	85,610
100,000	@@, C	HSBC Bank PLC, 3.788%, due 06/29/49	83,750
50,000	@@, C	Lloyds TSB Bank PLC, 4.160%, due 08/29/49	42,057
71,000	#, C	M & T Bank Corp., 3.850%, due 04/01/13	70,010
38,000	C	Mellon Capital I, 7.720%, due 12/01/26	40,846
40,000	@@, C	National Australia Bank Ltd., 3.514%, due 10/29/49	35,952
20,000	C	NB Capital Trust, 7.830%, due 12/15/26	21,531
19,000	C	NB Capital Trust IV, 8.250%, due 04/15/27	20,701
47,000		PNC Funding Corp., 4.500%, due 03/10/10	47,104
74,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	75,895
120,000	@@, C	Royal Bank of Scotland Group PLC, 3.813%, due 12/29/49	105,120
40,000	@@, C	Societe Generale, 3.625%, due 11/29/49	35,499
90,000	@@, C	Standard Chartered PLC, 3.750%, due 11/29/49	72,675
40,000	@@, C	Standard Chartered PLC, 4.188%, due 07/29/49	32,200
28,000	@@, C	Sumitomo Mitsui Banking Corp., 8.150%, due 08/01/49	30,348
65,000		Wachovia Corp., 5.500%, due 08/01/35	67,085
40,000	@@, C	Westpac Banking Corp., 3.556%, due 09/30/49	35,009
			1,393,027
		Beverages: 0.2%
44,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	52,140
38,000	@@, C	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	47,310
			99,450
		Chemicals: 0.3%
22,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	22,330
20,000		Stauffer Chemical, 5.140%, due 04/15/10	16,114
40,000		Stauffer Chemical, 7.000%, due 04/15/17	21,910
105,000		Union Carbide Corp., 7.750%, due 10/01/96	114,968
			175,322
		Diversified Financial Services: 2.4%
18,215	@@, #, C	Arcel Finance Ltd., 5.984%, due 02/01/09	18,628
28,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	28,000
32,000	@@, #, C	Arcel Finance Ltd., 7.048%, due 09/01/11	33,254
77,915	#	Astoria Depositor Corp., 7.902%, due 05/01/21	78,661
129,000	#	Astoria Depositor Corp., 8.144%, due 05/01/21	130,913
38,000	@@, C	BNP Paribas, 3.563%, due 12/31/49	32,459
122,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	123,220
100,000	@@, #, C	BTM Curacao Holdings NV, 4.760%, due 07/21/15	98,538
37,000	C	Citigroup Capital II, 7.750%, due 12/01/36	39,481
77,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	82,840
20,000	@@, C	Financiere CSFB NV, 3.625%, due 03/29/49	17,336
34,000		General Motors Acceptance Corp., 8.000%, due 11/01/31	31,537
60,000	C	General Motors Acceptance Corp., 10.640%, due 12/01/12	33,655
30,000	C	General Motors Acceptance Corp., 11.710%, due 06/15/15	13,867
48,000		Goldman Sachs Group, Inc., 3.538%, due 03/02/10	47,990
39,000	#, C	HVB Funding Trust I, 8.741%, due 06/30/31	53,236
55,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	76,774
23,000		International Lease Finance Corp., 5.000%, due 04/15/10	23,387
44,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	47,116
48,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	51,958
72,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	73,598
102,480	@@, #, C	PF Export Receivables Master Trust, 6.436%, due 06/01/15	104,538

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 9.9% (continued)
$70,000	#, C	Residential Capital Corp., 6.375%, due 06/30/10	$71,529
300,000	#	Toll Road Investors Partnership II LP, 17.690%, due 02/15/45	37,120
34,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 12/31/49	37,633
			1,387,268
		Electric: 1.4%
87,801	C	CE Generation LLC, 7.416%, due 12/15/18	95,961
74,000	C	Consumers Energy Co., 4.250%, due 04/15/08	73,566
7,000	@@	Empresa Nacional de Electricidad SA, 8.500%, due 04/01/09	7,795
43,000	@@	Empresa Nacional de Electricidad SA, 8.625%, due 08/01/15	51,736
57,000	C	Entergy Gulf States, Inc., 5.120%, due 08/01/10	57,052
51,000	C	Enterprise Capital Trust II, 4.710%, due 06/30/28	50,577
51,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	55,309
88,000	C	FirstEnergy Corp., 7.375%, due 11/15/31	108,138
36,021	#, C	Juniper Generation LLC, 6.790%, due 12/31/14	35,747
41,000	#, C	NorthWestern Corp., 5.875%, due 11/01/14	42,543
34,000	#, C	Pinnacle West Energy Corp., 4.004%, due 04/01/07	34,025
44,000	C	Potomac Edison Co., 5.000%, due 11/01/06	44,240
34,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	35,049
17,226		PPL Montana LLC, 8.903%, due 07/02/20	20,011
17,000	C	Sierra Pacific Power Co., 6.250%, due 04/15/12	17,595
19,565	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	20,716
63,000		TXU Corp., 4.446%, due 11/16/06	63,068
			813,128
		Food: 0.3%
16,000	C	Delhaize America, Inc., 8.050%, due 04/15/27	18,112
24,000	C	Delhaize America, Inc., 8.125%, due 04/15/11	26,951
55,000	C	Safeway, Inc., 4.800%, due 07/16/07	55,252
81,000	C	Tyson Foods, Inc., 7.250%, due 10/01/06	83,397
			183,712
		Gas: 0.1%
67,000	#, C	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	69,609
			69,609
		Home Builders: 0.0%
4,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	4,185
			4,185
		Insurance: 0.4%
71,000		Aon Corp., 8.205%, due 01/01/27	84,907
37,000		Prudential Financial, Inc., 4.104%, due 11/15/06	36,889
79,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	87,799
			209,595
		Lodging: 0.1%
40,000	C	MGM Mirage, 5.875%, due 02/27/14	38,800
			38,800
		Media: 0.1%
38,000	C	COX Communications, Inc., 6.850%, due 01/15/18	42,138
			42,138
		Multi-National: 0.1%
37,000	@@	Corp Andina de Fomento, 5.125%, due 05/05/15	37,357
			37,357

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

CORPORATE BONDS/NOTES: 9.9% (continued)
		Oil and Gas: 0.6%
$40,000	C	Amerada Hess Corp., 6.650%, due 08/15/11	$44,081
38,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	37,319
25,000	@@, #	Empresa Nacional de Petroleo, 6.750%, due 11/15/12	27,555
79,000	#	Pemex Project Funding Master Trust, 4.710%, due 06/15/10	82,120
36,000	#, C	Pemex Project Funding Master Trust, 5.750%, due 12/15/15	36,135
38,000	@@, #	Tengizchevroil Finance Co. SARL, 6.124%, due 11/15/14	39,330
68,000	C	Valero Energy Corp., 7.500%, due 04/15/32	85,369
			351,909
		Oil and Gas Services: 0.0%
24,000	#, C	Grant Prideco, Inc., 6.125%, due 08/15/15	24,420
			24,420
		Pipelines: 0.0%
17,000	C	KN Capital Trust III, 7.630%, due 04/15/28	19,970
			19,970
		Real Estate: 0.2%
52,000	C	EOP Operating LP, 7.750%, due 11/15/07	55,521
10,000	C	Liberty Property LP, 6.375%, due 08/15/12	10,831
51,000	C	Liberty Property LP, 7.750%, due 04/15/09	56,282
			122,634
		Real Estate Investment Trusts: 0.2%
45,000	C	Simon Property Group LP, 4.875%, due 03/18/10	45,418
71,000	C	Simon Property Group LP, 6.375%, due 11/15/07	73,706
			119,124
		Retail: 0.1%
60,000	C	May Department Stores Co., 3.950%, due 07/15/07	59,502
			59,502
		Savings and Loans: 0.1%
39,000	C	Great Western Financial, 8.206%, due 02/01/27	42,293
			42,293
		Telecommunications: 0.7%
38,000	C	AT&T Corp., 9.750%, due 11/15/31	49,971
34,000	C	AT&T Wireless Services, Inc., 8.750%, due 03/01/31	47,884
49,000	C	BellSouth Corp., 4.200%, due 09/15/09	48,661
33,000	C	BellSouth Corp., 6.000%, due 11/15/34	34,963
35,000	@@, C	British Telecommunications PLC, 8.875%, due 12/15/30	49,756
31,000	@@, +	Deutsche Telekom Intl. Finance BV, 8.500%, due 06/15/10	35,684
16,000	C	New Cingular Wireless Services, Inc., 8.125%, due 05/01/12	19,086
33,000	C	SBC Communications, Inc., 6.150%, due 09/15/34	35,618
26,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	26,132
42,000	@@, C	Telefonos de Mexico SA de CV, 4.750%, due 01/27/10	42,208
500,000	C, I, **, X	Winstar Communications, Inc., 0.000%, due 04/15/10	50
			390,013
		Total Corporate Bonds/Notes (Cost $5,968,854)	5,636,301
U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.9%
		Federal Home Loan Bank: 0.4%
245,000		3.250%, due 12/17/07	240,723
			240,723

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.9% (continued)
		Federal Home Loan Mortgage Corporation: 3.1%
$491,000	C	2.700%, due 03/16/07	$481,502
119,000		3.875%, due 06/15/08	118,550
121,000		4.000%, due 08/17/07	121,079
209,549	C	4.500%, due 12/15/16	209,888
86,785	C	4.500%, due 06/15/17	86,904
99,000	C	4.500%, due 02/15/20	96,208
36,000	C	5.000%, due 05/15/20	36,354
132,514	C	5.000%, due 08/15/21	133,590
107,000	C	5.000%, due 04/15/23	108,204
20,600		5.038%, due 04/01/35	20,478
72,444		5.218%, due 06/01/35	72,557
99,693	C	5.500%, due 11/15/18	102,207
54,000		5.500%, due 09/15/19	55,164
158,000		5.500%, due 09/15/34	159,728
91,000		5.875%, due 03/21/11	97,583
72,678		6.000%, due 04/01/14	74,998
557,679	C	6.000%, due 01/15/29	577,203
143,424		6.500%, due 12/01/31	148,609
			2,700,806
		Federal National Mortgage Association: 8.4%
175,000		0.000%, due 03/25/33	175,979
248,000	C	2.875%, due 05/19/08	240,349
70,000		4.250%, due 09/15/07	70,316
99,803		4.500%, due 09/25/16	99,846
15,000		4.500%, due 09/15/18	14,878
47,997		4.643%, due 08/01/35	47,791
141,000	C	4.750%, due 12/25/42	141,290
63,537		4.821%, due 11/01/34	63,775
117,000		4.823%, due 08/01/35	117,071
1,668,000		5.000%, due 09/15/34	1,657,054
61,994		5.119%, due 07/01/35	62,169
115,000		5.250%, due 08/01/12	121,139
53,300		5.346%, due 08/01/35	53,534
39,070		5.500%, due 09/15/18	39,912
94,684		5.500%, due 11/01/32	95,797
154,000		5.500%, due 09/15/33	155,588
344,244		5.500%, due 11/01/33	348,233
156,073		6.000%, due 08/01/16	161,245
53,532		6.000%, due 10/01/18	55,316
329,673		6.000%, due 07/25/29	342,742
152,401		6.000%, due 04/25/31	158,902
542,000		6.000%, due 10/15/34	554,026
377,000		6.500%, due 09/15/33	389,606
105,000		6.625%, due 11/15/10	117,101
25,174		7.500%, due 09/01/30	26,702
63,386	C	7.500%, due 01/25/48	67,002
			5,377,363
		Government National Mortgage Association: 0.2%
122,253		6.500%, due 06/15/29	127,687
			127,687
		Total U.S. Government Agency Obligations (Cost $8,442,364)	8,446,579

U.S. TREASURY OBLIGATIONS: 9.2%
		U.S. Treasury Bonds: 2.8%
240,000		2.000%, due 01/15/14	260,509
685,000		4.250%, due 08/15/15	698,165
397,000		5.375%, due 02/15/31	465,576
2,000		6.000%, due 02/15/26	2,453
105,000	C	10.375%, due 11/15/12	119,278
			1,545,981

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 9.2% (continued)
		U.S. Treasury Notes: 6.2%
$410,000		1.625%, due 02/28/06	$405,980
1,114,000		3.875%, due 07/31/07	1,115,001
3,000		4.000%, due 08/31/07	3,010
120,000		4.000%, due 04/15/10	120,699
239,000		4.125%, due 08/15/08	240,998
1,619,000		4.125%, due 08/15/10	1,638,354
8,000		4.875%, due 02/15/12	8,429
			3,532,471
		U.S. Treasury STRIP: 0.2%
192,000		4.240%, due 05/15/16	123,041
			123,041
		Total U.S. Treasury Obligations (Cost $5,160,450)	5,201,493
ASSET-BACKED SECURITIES: 2.5%
		Automobile Asset-Backed Securities: 0.3%
95,000	C	Capital One Auto Finance Trust, 3.180%, due 09/15/10	93,798
13,000	C	Honda Auto Receivables Owner Trust, 3.820%, due 05/21/10	12,877
50,000	C	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	48,857
40,000	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	39,334
			194,866
		Credit Card Asset-Backed Securities: 0.5%
55,000	C	Bank One Issuance Trust, 4.540%, due 09/15/10	55,151
55,000	C	Capital One Master Trust, 4.900%, due 03/15/10	55,731
95,000	C	Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	96,150
75,000	C	MBNA Credit Card Master Note Trust, 4.950%, due 06/15/09	75,977
8,000	C	MBNA Master Credit Card Trust USA, 5.900%, due 08/15/11	8,450
			291,459
		Home Equity Asset-Backed Securities: 1.6%
57,595	C	Asset Backed Funding Certificates, 3.921%, due 11/25/33	57,745
115,341	C	Bayview Financial Acquisition Trust, 3.820%, due 09/28/43	115,666
95,793	C	Centex Home Equity, 3.921%, due 01/25/34	95,902
267,208	C	Emergent Home Equity Loan Trust, 7.080%, due 12/15/28	268,205
236,000	C	GSAA Trust, 5.242%, due 05/25/35	237,296
55,311	C	Merrill Lynch Mortgage Investors, Inc., 4.001%, due 07/25/34	55,541
18,165	C	Residential Asset Mortgage Products, Inc., 3.951%, due 06/25/33	18,202
			848,557
		Other Asset-Backed Securities: 0.1%
21,153	C	Amortizing Residential Collateral Trust, 4.141%, due 05/25/32	21,239
8,054	C	Chase Funding Mortgage Loan, 2.734%, due 09/25/24	8,003
7,000	C	Chase Funding Mortgage Loan, 4.045%, due 05/25/33	6,954
28,590	C	Chase Funding Mortgage Loan Asset-Backed Certificates, 3.760%,
		due 07/25/33	28,656
8,000	C	Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	7,922
8,000	C	Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	7,910
			80,684
		Total Asset-Backed Securities (Cost $1,418,567)	1,415,566

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.4%
		Commercial Mortgage-Backed Securities: 2.1%
81,000	C	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	80,686
79,000	C	COMM, 3.600%, due 03/10/39	77,143
78,000	C	CS First Boston Mortgage Securities Corp., 3.861%, due 03/15/36	77,227
40,000	C	CS First Boston Mortgage Securities Corp., 7.780%, due 04/14/62	45,352
215,000	C	DLJ Commercial Mortgage Corp., 6.240%, due 11/12/31	226,427
60,000	C	DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	63,755
570,000	C	DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	624,299
			1,194,889

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount			Value

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.4% (continued)
		Whole Loan Collateral PAC: 0.1%
$59,459	C	MASTR Alternative Loans Trust, 8.500%, due 05/25/33	$61,232
			61,232
		Whole Loan Collateralized Mortgage Obligations: 5.2%
592,000	C	Banc of America Funding Corp., 4.040%, due 09/20/35	592,000
203,000	C	Banc of America Funding Corp., 5.352%, due 09/20/35	202,716
172,768	C	Banc of America Funding Corp., 5.750%, due 09/20/34	174,807
156,720	C	Bank of America Alternative Loan Trust, 6.000%, due 06/25/35	161,058
60,976	C	Bank of America Mortgage Securities, 5.250%, due 11/25/19	61,684
55,928	C	Bank of America Mortgage Securities, 5.500%, due 11/25/33	56,297
20,471	C	Citigroup Mortgage Loan Trust, Inc., 3.580%, due 12/25/34	20,482
85,000	C	Countrywide Alternative Loan Trust, 5.415%, due 10/25/35	85,372
100,605	C	Countrywide Home Loan Mortgage Pass-Through Trust, 5.000%,
		due 11/25/18	100,700
185,053	C	GMAC Mortgage Corp. Loan Trust, 5.273%, due 03/18/35	186,817
40,842	#, C	GSMPS Mortgage Loan Trust, 3.991%, due 01/25/35	40,993
68,993	C	Homebanc Mortgage Trust, 4.071%, due 08/25/29	69,317
67,575	C	MASTR Adjustable Rate Mortgages Trust, 5.370%, due 06/30/19	67,744
147,858	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	150,900
21,000	C	Residential Accredit Loans, Inc., 5.750%, due 04/25/35	21,633
29,927	C	Structured Asset Mortgage Investments, Inc., 3.660%, due 04/19/35	29,866
468,018	C	Thornburg Mortgage Securities Trust, 3.991%, due 12/25/33	468,883
111,833	C	Washington Mutual, Inc., 6.000%, due 06/25/34	113,650
69,353	C	Washington Mutual, Inc., 6.625%, due 01/25/45	69,418
130,872	C	Wells Fargo Mortgage Backed Securities Trust, 4.141%, due 02/25/34	130,892
130,000	C	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	127,649
			2,932,878
		Total Collateralized Mortgage Obligations (Cost $4,230,522)	4,188,999
OTHER BONDS: 0.2%
		Sovereign: 0.2%
38,000	@@	Mexico Government Intl. Bond, 6.625%, due 03/03/15	42,047
50,847	@@	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	75,729
		Total Other Bonds (Cost $94,169)	117,776
MUNICIPAL BONDS: 0.2%
		Municipal: 0.2%
25,000		City of New York, NY, 5.000%, due 11/01/08	26,392
25,000		City of New York, NY, 5.000%, due 11/01/11	27,131
25,000	C	City of New York, NY, 5.000%, due 11/01/15	27,421
10,000	C	City of New York, NY, 5.000%, due 04/01/35	10,528
		Total Municipal Bonds (Cost $91,645)	91,472
		Total Long-Term Investments (Cost $56,459,659)	58,392,639

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 2.6%
		Repurchase Agreement: 2.6%
$1,506,000		Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $1,506,150 to be received upon repurchase (Collateralized by $1,546,000 Federal Home Loan Mortgage Corporation, 3.350%, Market Value plus accrued interest $1,537,269, due 11/09/07)		$1,506,000
		Total Short-Term Investments (Cost $1,506,000)		1,506,000
		Total Investments In Securities (Cost $57,965,659)*	105.4%	$59,898,639
		Other Assets and Liabilities—Net	(5.4)	(3,083,523)
		Net Assets	100.0%	$56,815,116
		Certain foreign securities may have been fair valued in accordance with procedures approved by the Board of Directors/Trustees.
	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	+	Step-up basis bonds. Interest rates shown reflect current coupon rates.
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	##	Illiquid and restricted securities
	C	Bond may be called prior to maturity date.
	S	Segregated securities for certain derivatives, when-issued or delayed delivery securities and forward currency exchange contracts.
	I	Illiquid security
	**	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $57,986,623
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,498,300
		Gross Unrealized Depreciation		(1,586,284)
		Net Unrealized Appreciation		$1,912,016

Information concerning open futures contracts for the ING Equity and Bond Fund at August 31, 2005 is shown below:

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
Long Contracts
U.S. 10 Yr. Bond Future	8	903,375	09/21/05	7,806
U.S. Long Bond Future	9	1,065,375	09/21/05	4,352
		$1,968,750		$12,158

	No. of Contracts	Notional Market Value	Expiration Date	Unrealized Gain (Loss)
Short Contracts
U.S. 2 Year Note Future	4	829,250	09/30/05	(2,770)
U.S. 5 Year Note Future	2	217,063	09/21/05	(1,541)
		$1,046,313		$(4,311)

Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

PORTFOLIO OF INVESTMENTS
ING Equity and Bond Fund	as of August 31, 2005 (Unaudited)(continued)

		Initial			Percent
		Acquisition			of Net
Security	Shares	Date	Cost	Value	Assets
Dayton Superior Corp.	400	8/31/01	$7,446	$4	0.0%
Iridium World Communications, Inc.	500	8/31/01	50,507	—	0.0%
North Atlantic Trading Co.	1,209	8/31/01	12	1	0.0%
WinStar Communications, Inc.	500,000	1/10/01	386,500	50	0.0%
			$444,465	$55	0.0%

PORTFOLIO OF INVESTMENTS
ING Financial Services Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.7%
		Banks: 27.6%
277,307		Bank of America Corp.	$11,932,520
82,233		City National Corp.	5,924,065
59,911		Cullen/Frost Bankers, Inc.	2,927,851
147,100		PNC Financial Services Group, Inc.	8,271,433
198,300		Prosperity Bancshares, Inc.	5,794,326
281,239		The Bank of New York Co., Inc.	8,597,476
335,719		U.S. Bancorp	9,809,709
99,787		Wachovia Corp.	4,951,431
262,695		Wells Fargo & Co.	15,661,876
87,386		Zions Bancorporation	6,104,786
			79,975,473
		Diversified Financial Services: 40.0%
125,391	@	Affiliated Managers Group, Inc.	9,104,641
83,308		American Express Co.	4,601,934
97,166		Capital One Financial Corp.	7,990,932
129,700		CIT Group, Inc.	5,872,816
411,200		Citigroup, Inc.	17,998,224
219,374		Countrywide Financial Corp.	7,412,647
238,993	@	E*TRADE Financial Corp.	3,823,888
105,526		Fannie Mae	5,386,047
42,380		Franklin Resources, Inc.	3,409,047
93,317		Freddie Mac	5,634,480
87,973		Goldman Sachs Group, Inc.	9,780,838
314,198		JPMorgan Chase & Co.	10,648,170
42,216		Lehman Brothers Holdings, Inc.	4,460,543
122,767		MBNA Corp.	3,093,728
153,254		Merrill Lynch & Co., Inc.	8,759,999
151,665		Morgan Stanley	7,715,199
			115,693,133
		Home Builders: 2.4%
184,080		DR Horton, Inc.	6,796,234
			6,796,234
		Insurance: 24.6%
138,345	@@	ACE Ltd.	6,143,901
121,200		AFLAC, Inc.	5,238,264
50,992		Allstate Corp.	2,866,260
184,871		American Intl. Group, Inc.	10,944,364
96,400	@@	Endurance Specialty Holdings Ltd.	3,537,880
122,599		Genworth Financial, Inc.	3,944,010
77,436		Hartford Financial Services Group, Inc.	5,656,700
124,115		Lincoln National Corp.	6,154,863
87,750		PMI Group, Inc.	3,550,365
72,188		Prudential Financial, Inc.	4,646,742
60,386		Radian Group, Inc.	3,090,555
70,900		Reinsurance Group of America	3,042,319
94,201	@@	RenaissanceRe Holdings Ltd.	4,268,247
190,705		St. Paul Travelers Cos., Inc.	8,202,222
			71,286,692
		Real Estate Investment Trusts: 0.9%
111,406		KKR Financial Corp.	2,605,786
			2,605,786

PORTFOLIO OF INVESTMENTS
ING Financial Services Fund	as of August 31, 2005 (Unaudited)(continued)

Shares		Value

COMMON STOCK: 98.7% (continued)
	Software: 3.2%
226,234	First Data Corp.	$9,400,023
		9,400,023
	Total Common Stock
	(Cost $236,277,515)	285,757,341

Principal Amount				Value

SHORT-TERM INVESTMENTS: 1.5%
		Repurchase Agreement: 1.5%
$4,421,000		Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $4,421,440 to be received upon repurchase (Collateralized by $4,527,000 Federal Home Loan Mortgage Corporation, 3.450-3.500%, Market Value plus accrued interest $4,509,788, due 2/13/08-3/12/08)		$4,421,000
		Total Short-Term Investments (Cost $4,421,000)		4,421,000

		Total Investments In Securities
		(Cost $240,698,515)*	100.2%	$290,178,341
		Other Assets and Liabilities—Net	(0.2)	(560,305)
		Net Assets	100.0%	$289,618,036
	@	Non-income producing security
	@@	Foreign issuer
	*	Cost for federal income tax purposes is $241,143,667
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$55,423,452
		Gross Unrealized Depreciation		(6,388,778)
		Net Unrealized Appreciation		$49,034,674

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 100.0%
		Advertising: 1.8%
66,660		Omnicom Group, Inc.	$5,362,130
			5,362,130
		Aerospace/Defense: 4.4%
136,960		Boeing Co.	9,179,059
38,240		General Dynamics Corp.	4,381,922
			13,560,981
		Banks: 2.2%
196,950	L	Commerce Bancorp, Inc.	6,641,154
			6,641,154
		Biotechnology: 2.7%
69,200	@	Amgen, Inc.	5,529,080
39,880	@, L	Genzyme Corp.	2,838,260
			8,367,340
		Commercial Services: 2.2%
42,460	@, L	Apollo Group, Inc.	3,339,904
69,750		Moody’s Corp.	3,425,422
			6,765,326
		Computers: 6.4%
314,690	@	Dell, Inc.	11,202,964
178,770	@, L	Network Appliance, Inc.	4,244,000
50,370	@, @@, L	Research In Motion Ltd.	3,943,467
			19,390,431
		Cosmetics/Personal Care: 2.4%
129,660	L	Procter & Gamble Co.	7,193,537
			7,193,537
		Diversified Financial Services: 12.9%
78,910		Capital One Financial Corp.	6,489,558
28,790		Chicago Mercantile Exchange Holdings, Inc.	7,992,104
414,688		Countrywide Financial Corp.	14,012,307
59,330	L	Franklin Resources, Inc.	4,772,505
58,520		Legg Mason, Inc.	6,117,096
			39,383,570
		Healthcare-Products: 4.3%
227,860		Medtronic, Inc.	12,988,020
			12,988,020
		Healthcare-Services: 4.1%
40,170	@, L	Coventry Health Care, Inc.	3,213,600
182,260		UnitedHealth Group, Inc.	9,386,390
			12,599,990

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 100.0% (continued)
		Home Builders: 1.0%
51,000	L	Lennar Corp. - Class A	$3,167,100
			3,167,100
		Insurance: 1.1%
33,650		Progressive Corp.	3,244,197
			3,244,197
		Internet: 7.1%
35,830	@, L	Google, Inc.	10,247,380
337,940	@	Yahoo!, Inc.	11,266,920
			21,514,300
		Lodging: 1.9%
100,410	L	Starwood Hotels & Resorts Worldwide, Inc.	5,853,903
			5,853,903
		Media: 4.6%
395,770	@, L	XM Satellite Radio Holdings, Inc.	13,950,893
			13,950,893
		Mining: 1.1%
67,740	@@	Cameco Corp.	3,410,709
			3,410,709
		Miscellaneous Manufacturing: 6.2%
146,190	L	Danaher Corp.	7,829,936
332,960		General Electric Co.	11,190,786
			19,020,722
		Oil and Gas: 4.3%
116,890	@@	Petro-Canada	9,433,023
58,380	@, @@, L	Petroleo Brasileiro SA - Petrobras ADR	3,652,253
			13,085,276
		Oil and Gas Services: 2.5%
122,090		Halliburton Co.	7,565,917
			7,565,917
		Pharmaceuticals: 11.9%
66,150		Abbott Laboratories	2,985,350
303,020	@@	AstraZeneca PLC ADR	13,975,281
87,660	@, L	Forest Laboratories, Inc.	3,892,104
84,230	@	Gilead Sciences, Inc.	3,621,890
104,340	@@	Sanofi-Aventis ADR	4,461,578
344,250	L	Schering-Plough Corp.	7,370,393
			36,306,596
		Retail: 2.1%
62,990		Abercrombie & Fitch Co.	3,502,874
109,240		PETsMART, Inc.	2,815,115
			6,317,989
		Savings and Loans: 1.0%
49,350	L	Golden West Financial Corp.	3,009,857
			3,009,857

PORTFOLIO OF INVESTMENTS
ING LargeCap Growth Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 100.0% (continued)
		Software: 7.3%
229,260	@, L	Electronic Arts, Inc.	$13,132,012
276,370		Microsoft Corp.	7,572,538
32,790	@, L	Pixar, Inc.	1,439,481
			22,144,031
		Telecommunications: 4.5%
150,750	@@	America Movil SA de CV ADR	3,316,500
331,800	@	Cisco Systems, Inc.	5,846,316
111,480		QUALCOMM, Inc.	4,426,871
			13,589,687
		Total Common Stock
		(Cost $257,112,926)	304,433,656

Principal Amount				Value

SHORT-TERM INVESTMENTS: 19.6%
		Securities Lending CollateralCC: 19.6%
$59,609,785		The Bank of New York Institutional Cash Reserves Fund		$59,609,785
		Total Short-Term Investments
		(Cost $59,609,785)		59,609,785

		Total Investments In Securities
		(Cost $316,722,711)*	119.6%	$364,043,441
		Other Assets and Liabilities—Net	(19.6)	(59,446,679)
		Net Assets	100.0%	$304,596,762
	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
	*	Cost for federal income tax purposes is $319,631,507
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$47,391,668
		Gross Unrealized Depreciation		(2,979,734)
		Net Unrealized Appreciation		$44,411,934

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.8%
		Agriculture: 3.1%
15,480		Altria Group, Inc.	$1,094,436
4,570		Reynolds American, Inc.	383,606
			1,478,042
		Auto Manufacturers: 7.8%
174,150		Ford Motor Co.	1,736,276
58,990		General Motors Corp.	2,016,868
			3,753,144
		Auto Parts and Equipment: 2.9%
248,740		Delphi Corp.	1,380,507
			1,380,507
		Computers: 11.0%
56,490		Electronic Data Systems Corp.	1,265,376
26,350		Hewlett-Packard Co.	731,476
11,620		International Business Machines Corp.	936,804
444,600	@	Sun Microsystems, Inc.	1,689,480
98,610	@	Unisys Corp.	655,757
			5,278,893
		Diversified Financial Services: 5.3%
17,660		CIT Group, Inc.	799,645
8,200		Citigroup, Inc.	358,914
40,830		JPMorgan Chase & Co.	1,383,729
			2,542,288
		Environmental Control: 0.8%
13,330		Waste Management, Inc.	365,642
			365,642
		Food: 13.2%
97,200		Albertson’s, Inc.	1,956,636
11,860		Kraft Foods, Inc.	367,660
100,790	@	Kroger Co.	1,989,595
84,710		Safeway, Inc.	2,010,168
			6,324,059
		Healthcare-Services: 2.6%
101,710	@	Tenet Healthcare Corp.	1,238,828
			1,238,828
		Insurance: 6.6%
14,380		American Intl. Group, Inc.	851,296
13,670		Loews Corp.	1,198,722
4,690		Marsh & McLennan Cos., Inc.	131,555
16,740		Nationwide Financial Services	645,494
17,200		UnumProvident Corp.	332,304
			3,159,371

PORTFOLIO OF INVESTMENTS
ING LargeCap Value Fund	as of August 31, 2005 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 97.8% (continued)
		Miscellaneous Manufacturing: 2.4%
48,360		Eastman Kodak Co.		$1,178,533
				1,178,533
		Office/Business Equipment: 3.1%
111,890	@	Xerox Corp.		1,500,445
				1,500,445
		Pharmaceuticals: 15.4%
63,870		Bristol-Myers Squibb Co.		1,562,899
59,780		Merck & Co., Inc.		1,687,589
52,600		Pfizer, Inc.		1,339,722
89,260		Schering-Plough Corp.		1,911,057
19,170		Wyeth		877,794
				7,379,061
		Pipelines: 1.9%
78,600		El Paso Corp.		911,760
				911,760
		Semiconductors: 3.7%
148,960	@	Micron Technology, Inc.		1,774,114
				1,774,114
		Telecommunications: 17.3%
55,760	@	Avaya, Inc.		568,752
79,790		BellSouth Corp.		2,097,678
587,190	@	Lucent Technologies, Inc.		1,808,545
84,560		SBC Communications, Inc.		2,036,205
55,660		Verizon Communications, Inc.		1,820,639
				8,331,819
		Toys/Games/Hobbies: 0.7%
18,580		Mattel, Inc.		334,997
				334,997

		Total Investments In Securities
		(Cost $46,196,494)*	97.8%	$46,931,503
		Other Assets and Liabilities—Net	2.2	1,065,378
		Net Assets	100.0%	$47,996,881
	@	Non-income producing security
	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$3,152,722
		Gross Unrealized Depreciation		(2,417,713)
		Net Unrealized Appreciation		$735,009

PORTFOLIO OF INVESTMENTS
ING MidCap Opportuntities Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.8%
		Advertising: 1.3%
56,800	@, L	Getty Images, Inc.	$4,861,512
			4,861,512
		Apparel: 3.0%
166,300	@	Coach, Inc.	5,519,497
109,500		Polo Ralph Lauren Corp.	5,425,725
			10,945,222
		Auto Parts and Equipment: 1.9%
117,900		BorgWarner, Inc.	6,892,434
			6,892,434
		Banks: 1.5%
77,915		Zions Bancorporation	5,443,142
			5,443,142
		Biotechnology: 2.1%
106,320	@, L	Celgene Corp.	5,337,264
41,434	@	Charles River Laboratories Intl., Inc.	2,105,676
			7,442,940
		Building Materials: 1.6%
130,500		American Standard Cos., Inc.	5,950,800
			5,950,800
		Chemicals: 0.8%
106,500	L	Lyondell Chemical Co.	2,747,700
			2,747,700
		Coal: 2.9%
145,800	L	Peabody Energy Corp.	10,449,486
			10,449,486
		Commercial Services: 0.6%
64,000	@, L	Education Management Corp.	2,167,680
			2,167,680
		Computers: 4.8%
97,900	@, L	Anteon Intl. Corp.	4,498,505
125,700	@	CACI Intl., Inc.	7,873,848
108,402	@, L	Micros Systems, Inc.	4,833,645
			17,205,998
		Distribution/Wholesale: 0.8%
79,500	@	Wesco Intl., Inc.	2,758,650
			2,758,650
		Diversified Financial Services: 0.7%
90,000	@, L	Refco, Inc.	2,515,500
			2,515,500

PORTFOLIO OF INVESTMENTS
ING MidCap Opportuntities Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.8% (continued)
		Electrical Components and Equipment: 1.4%
129,700		Ametek, Inc.	$5,225,613
			5,225,613
		Electronics: 0.9%
117,258	@	Jabil Circuit, Inc.	3,452,076
			3,452,076
		Entertainment: 1.1%
68,800		International Speedway Corp.	3,857,616
			3,857,616
		Hand/Machine Tools: 1.1%
87,500		Stanley Works	4,003,125
			4,003,125
		Healthcare-Products: 7.8%
73,600	@, L	Advanced Neuromodulation Systems, Inc.	3,789,664
55,700		C.R. Bard, Inc.	3,583,181
169,100	@, L	Gen-Probe, Inc.	7,697,432
38,700	@	Hologic, Inc.	1,866,501
59,200	@, L	Inamed Corp.	4,292,000
150,530	@	St. Jude Medical, Inc.	6,909,327
			28,138,105
		Healthcare-Services: 6.4%
148,600	@	Community Health Systems, Inc.	5,472,938
77,500	@, L	Coventry Health Care, Inc.	6,200,000
94,600	L	Quest Diagnostics, Inc.	4,728,108
96,600	@, L	WellChoice, Inc.	6,868,260
			23,269,306
		Home Furnishings: 1.7%
58,000		Harman Intl. Industries, Inc.	5,997,200
			5,997,200
		Household Products/Wares: 0.5%
21,700	L	Fortune Brands, Inc.	1,887,466
			1,887,466
		Insurance: 1.2%
96,700	@, L	Proassurance Corp.	4,259,635
			4,259,635
		Iron/Steel: 1.6%
99,500	L	Nucor Corp.	5,619,760
			5,619,760
		Leisure Time: 0.8%
55,100	L	Polaris Industries, Inc.	2,902,668
			2,902,668
		Lodging: 3.5%
95,100		Harrah’s Entertainment, Inc.	6,615,156
165,500		Hilton Hotels Corp.	3,834,635
30,300	L	Station Casinos, Inc.	2,024,646
			12,474,437

PORTFOLIO OF INVESTMENTS
ING MidCap Opportuntities Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.8% (continued)
		Machinery-Diversified: 3.1%
106,400	L	Graco, Inc.	$3,959,144
140,000		Rockwell Automation, Inc.	7,285,600
			11,244,744
		Miscellaneous Manufacturing: 4.1%
84,500	L	Danaher Corp.	4,525,820
70,800	L	Donaldson Co., Inc.	2,169,312
29,200		ITT Industries, Inc.	3,186,304
128,400	L	Roper Industries, Inc.	4,945,968
			14,827,404
		Oil and Gas: 10.1%
315,000		Chesapeake Energy Corp.	9,957,150
107,300		ENSCO Intl., Inc.	4,384,278
106,600	L	Murphy Oil Corp.	5,825,690
180,600		Patterson-UTI Energy, Inc.	6,144,012
254,100		XTO Energy, Inc.	10,113,180
			36,424,310
		Oil and Gas Services: 2.3%
99,200	@, L	Dresser-Rand Group, Inc.	2,379,808
40,300	@, L	National-Oilwell Varco, Inc.	2,587,663
101,000	L	Smith Intl., Inc.	3,508,740
			8,476,211
		Packaging and Containers: 1.6%
220,700	@	Owens-Illinois, Inc.	5,694,060
			5,694,060
		Pharmaceuticals: 2.2%
98,300	@	Barr Pharmaceuticals, Inc.	4,483,463
50,945	@, L	Kos Pharmaceuticals, Inc.	3,470,373
			7,953,836
		Retail: 9.6%
81,900	@	Advance Auto Parts, Inc.	4,990,167
73,200	@, L	Chico’s FAS, Inc.	2,540,772
131,963	L	Michaels Stores, Inc.	4,790,257
310,305	@	Office Depot, Inc.	9,309,149
197,200	@	Pacific Sunwear of California, Inc.	4,709,136
112,800	@, L	Ruth’s Chris Steak House	2,120,640
200,101	@, L	Sonic Corp.	6,121,090
			34,581,211
		Savings and Loans: 1.3%
199,700	L	Sovereign Bancorp, Inc.	4,657,004
			4,657,004
		Semiconductors: 4.4%
97,500	@, L	Advanced Micro Devices, Inc.	2,025,075
246,500	@, L	Altera Corp.	5,390,955
117,400	L	Linear Technology Corp.	4,452,982
87,355	@, @@, L	Marvell Technology Group Ltd.	4,122,282
			15,991,294

PORTFOLIO OF INVESTMENTS
ING MidCap Opportuntities Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.8% (continued)
		Software: 4.0%
202,739	@	Activision, Inc.	$4,531,217
121,400	L	Adobe Systems, Inc.	3,282,656
71,700	@, L	Dun & Bradstreet Corp.	4,565,139
42,800	@, L	Fiserv, Inc.	1,920,436
			14,299,448
		Telecommunications: 2.5%
241,100	@	Comverse Technology, Inc.	6,215,558
313,200	@	Tellabs, Inc.	2,784,348
			8,999,906
		Transportation: 2.6%
66,100		CH Robinson Worldwide, Inc.	4,081,675
146,850		Forward Air Corp.	5,180,868
			9,262,543
		Total Common Stock
		(Cost $266,081,014)	352,880,042

Principal Amount				Value

SHORT-TERM INVESTMENTS: 20.8%
		Repurchase Agreement: 2.8%
$10,303,000		Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, received upon repurchase (Collateralized by $10,751,000 various Federal Home Loan Bank obligations, 3.500%-3.550%, Market Value plus accrued interest $10,509,066, due 02/13/08-06/18/10).		$10,303,000
		Total Repurchase Agreement
		(Cost $10,303,000)		10,303,000
		Securities Lending CollateralCC: 18.0%
64,921,955		The Bank of New York Institutional Cash Reserves Fund		64,921,955
		Total Securities Lending Collateral
		(Cost $64,921,955)		64,921,955
		Total Short-Term Investments
		(Cost $75,224,955)		75,224,955
		Total Investments In Securities
		(Cost $341,305,969)*	118.6%	$428,104,997
		Other Assets and Liabilities—Net	(18.6)	(67,216,329)
		Net Assets	100.0%	$360,888,668
	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
	*	Cost for federal income tax purposes is $341,340,599
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$88,461,921
		Gross Unrealized Depreciation		(1,697,523)
		Net Unrealized Appreciation		$86,764,398

PORTFOLIO OF INVESTMENTS

ING MidCap Value Choice Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 69.7%
		Aerospace/Defense: 0.9%
11,700	@	Orbital Sciences Corp.	$140,166
			140,166
		Agriculture: 0.6%
4,300		Archer-Daniels-Midland Co.	96,793
			96,793
		Chemicals: 2.5%
12,800	@	Mosaic Co.	206,720
11,100		Sensient Technologies Corp.	208,347
			415,067
		Computers: 1.9%
64,300	@	Maxtor Corp.	312,498
			312,498
		Distribution/Wholesale: 0.7%
1,900		CDW Corp.	112,252
			112,252
		Electric: 6.0%
4,600		Alliant Energy Corp.	138,230
700		DTE Energy Co.	32,039
12,400	@@	Energias de Portugal SA ADR	351,416
5,000		Idacorp, Inc.	153,500
6,300	@@	Korea Electric Power Corp. ADR	101,115
1,100		Progress Energy, Inc.	47,949
6,600		Puget Energy, Inc.	150,282
			974,531
		Electronics: 1.6%
2,800	@@	Kyocera Corp. ADR	195,300
4,400	@	OSI Systems, Inc.	73,348
			268,648
		Engineering and Construction: 2.9%
22,300	@	Shaw Group, Inc.	470,530
			470,530
		Environmental Control: 1.6%
32,200	@	Allied Waste Industries, Inc.	256,956
			256,956
		Food: 10.9%
6,400		Albertson’s, Inc.	128,832
12,200		ConAgra Foods, Inc.	278,526
12,000	@	Del Monte Foods Co.	129,720
6,800	@	Kroger Co.	134,232
6,400		Premium Standard Farms, Inc.	92,608
12,000		Sara Lee Corp.	228,000
14,300	@	Smithfield Foods, Inc.	398,255
21,800		Tyson Foods, Inc.	387,604
			1,777,777

PORTFOLIO OF INVESTMENTS

ING MidCap Value Choice Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 69.7% (continued)
		Forest Products and Paper: 1.2%
28,400	@@	Domtar, Inc.	$190,564
			190,564
		Home Builders: 0.4%
6,700	@@	Sekisui House Ltd. ADR	73,248
			73,248
		Insurance: 1.2%
4,200		Aon Corp.	125,664
2,400	@	CNA Financial Corp.	69,528
			195,192
		Machinery-Construction and Mining: 0.1%
300	@@	Komatsu Ltd. ADR	13,227
			13,227
		Machinery-Diversified: 5.0%
22,200	@	AGCO Corp.	455,766
2,700		Alamo Group, Inc.	55,215
3,800	@@	CNH Global NV	82,346
3,200		Lindsay Manufacturing Co.	80,960
700	@@	Metso Oyj ADR	17,325
3,400		Tennant Co.	128,996
			820,608
		Mining: 22.0%
14,700	@@	Anglo American PLC ADR	374,850
15,050	@@	AngloGold Ashanti Ltd. ADR	534,124
23,500	@, @@	Apex Silver Mines Ltd.	308,320
12,200	@, @@	Banro Corp.	67,100
10,000	@@	Barrick Gold Corp.	262,200
165,100	@, @@	Bema Gold Corp.	392,938
44,500	@, @@	Eldorado Gold Corp.	133,945
36,800	@, @@	Entree Gold, Inc.	55,936
9,000	@@	Falconbridge Ltd.	210,870
17,700	@, @@	Gammon Lake Resources, Inc.	132,927
5,800	@@	Impala Platinum Holdings Ltd. ADR	150,707
600	@@	Inco Ltd.	25,398
19,000	@, @@	Lihir Gold Ltd. ADR	388,930
6,700	@@	Lonmin PLC ADR	142,556
47,800	@, @@	Orezone Resources, Inc.	73,134
18,300	@@	Placer Dome, Inc.	267,546
40,100	@, @@	RIO Narcea Gold Mines Ltd.	64,160
			3,585,641
		Miscellaneous Manufacturing: 0.6%
2,500		Trinity Industries, Inc.	93,575
			93,575
		Oil and Gas: 0.4%
796		Kerr-McGee Corp.	70,072
			70,072
		Oil and Gas Services: 1.1%
3,100	@@	Technip SA ADR	179,366
			179,366

PORTFOLIO OF INVESTMENTS

ING MidCap Value Choice Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 69.7% (continued)
		Real Estate Investment Trusts: 0.6%
14,700		MFA Mortgage Investments, Inc.	$99,078
			99,078
		Software: 0.3%
13,300	@	Authentidate Holding Corp.	41,230
			41,230
		Telecommunications: 1.6%
12,700	@@	KT Corp. ADR	258,445
			258,445
		Transportation: 5.6%
4,700	@	Central Freight Lines, Inc.	8,648
6,700	@@	CP Ships Ltd.	151,621
5,300	@@	TNT NV ADR	137,058
8,900		Union Pacific Corp.	607,603
			904,930
		Total Common Stock (Cost $10,669,116)	11,350,394
PREFERRED STOCK: 0.2%
		Mining: 0.2%
700	@	Freeport-McMoRan Copper & Gold, Inc.	30,282
		Total Preferred Stock (Cost $30,236)	30,282

Principal Amount		Value

CONVERTIBLE CORPORATE BONDS: 15.3%
	Auto Parts and Equipment: 1.8%
$624,000	Lear Corp., 4.830%, due 02/20/22	$287,040
		287,040
	Computers: 0.6%
101,000	Quantum Corp., 4.375%, due 08/01/10	98,728
		98,728
	Electrical Components and Equipment: 1.6%
351,000	GrafTech Intl. Ltd., 1.625%, due 01/15/24	257,108
		257,108
	Electronics: 1.1%
172,000	FEI Co., 5.500%, due 08/15/08	172,430
		172,430
	Environmental Control: 0.6%
122,000	Allied Waste North America, 4.250%, due 04/15/34	106,750
		106,750
	Mining: 0.8%
203,000	Apex Silver Mines Ltd., 2.875%, due 03/15/24	134,995
		134,995

PORTFOLIO OF INVESTMENTS

ING MidCap Value Choice Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount				Value

CONVERTIBLE CORPORATE BONDS: 15.3% (continued)
		Semiconductors: 5.7%
$208,000		Axcelis Technologies, Inc., 4.250%, due 01/15/07		$207,220
26,000		Brooks Automation, Inc., 4.750%, due 06/01/08		24,895
352,000		International Rectifier Corp., 4.250%, due 07/15/07		347,159
356,000		Triquint Semiconductor, Inc., 4.000%, due 03/01/07		345,765
				925,039
		Telecommunications: 3.1%
617,000		Adaptec, Inc., 0.750%, due 12/22/23		509,796
				509,796
		Total Convertible Corporate Bonds (Cost $2,472,232)		2,491,886
		Total Investments In Securities
		(Cost $13,171,584)*	85.2%	$13,872,562
		Other Assets and Liabilities—Net	14.8	2,401,830
		Net Assets	100.0%	$16,274,392
	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $13,193,136.
		Net unrealized Appreciation consists of:
		Gross Unrealized Appreciation		$813,081
		Gross Unrealized Depreciation		(133,655)
		Net Unrealized Appreciation		$679,426

PORTFOLIO OF INVESTMENTS
ING MidCap Value Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 98.4%
		Agriculture: 0.8%
30,037		Loews Corp.	$1,159,729
			1,159,729
		Airlines: 1.6%
165,870	@, L	AMR Corp.	2,088,303
296,400	@, L	Delta Air Lines, Inc.	343,824
			2,432,127
		Apparel: 4.0%
337,730	@, @@	Tommy Hilfiger Corp.	5,927,162
			5,927,162
		Auto Parts and Equipment: 18.2%
99,060		American Axle & Manufacturing Holdings, Inc.	2,571,598
196,910	L	ArvinMeritor, Inc.	3,652,680
133,700		Cooper Tire & Rubber Co.	2,259,530
120,900		Dana Corp.	1,627,314
598,550	L	Delphi Corp.	3,321,953
284,170	@, L	Goodyear Tire & Rubber Co.	4,774,055
77,000		Lear Corp.	2,902,900
631,610	@, L	Visteon Corp.	6,240,306
			27,350,336
		Banks: 1.7%
255,300	@@	W Holding Co., Inc.	2,522,364
			2,522,364
		Beverages: 0.5%
12,600		Molson Coors Brewing Co.	807,786
			807,786
		Chemicals: 3.7%
123,500	@, L	Huntsman Corp.	2,326,740
171,300		Sensient Technologies Corp.	3,215,301
			5,542,041
		Commercial Services: 5.2%
330,300	@	Convergys Corp.	4,696,866
49,000		Kelly Services, Inc.	1,432,270
190,780		Service Corp. Intl.	1,619,722
			7,748,858
		Computers: 8.8%
705,400	@	Gateway, Inc.	2,144,416
247,610	@, L	Synopsys, Inc.	4,704,590
969,250	@	Unisys Corp.	6,445,513
			13,294,519
		Diversified Financial Services: 0.7%
24,000		CIT Group, Inc.	1,086,720
			1,086,720

PORTFOLIO OF INVESTMENTS
ING MidCap Value Fund	as of August 31, 2005 (Unaudited) (continued)

Shares			Value

COMMON STOCK: 98.4% (continued)
		Electric: 0.1%
162,000	@, L	Mirant Corp.	$119,070
			119,070
		Electronics: 8.5%
302,700	@, L	Kemet Corp.	2,457,924
950,100	@	Sanmina-SCI Corp.	4,817,007
1,343,672	@, L	Solectron Corp.	5,509,055
			12,783,986
		Food: 8.1%
149,800	L	Albertson’s, Inc.	3,015,474
349,030	@	Del Monte Foods Co.	3,773,014
199,980		Safeway, Inc.	4,745,525
818,464	@, L	Winn-Dixie Stores, Inc.	710,018
			12,244,031
		Healthcare-Services: 3.3%
411,810	@, L	Tenet Healthcare Corp.	5,015,846
			5,015,846
		Home Furnishings: 3.1%
249,570		Maytag Corp.	4,716,873
			4,716,873
		Insurance: 7.0%
10,827	@@	Assured Guaranty Ltd.	242,525
62,460	@, L	CNA Financial Corp.	1,809,466
69,400		Nationwide Financial Services	2,676,064
285,550	L	Phoenix Cos., Inc.	3,423,744
125,230	L	UnumProvident Corp.	2,419,444
			10,571,243
		Office/Business Equipment: 3.7%
548,920	L	IKON Office Solutions, Inc.	5,538,603
			5,538,603
		Pipelines: 2.9%
463,440	@, L	Dynegy, Inc.	2,020,598
198,583		El Paso Corp.	2,303,563
			4,324,161
		Semiconductors: 4.9%
535,219	@	Agere Systems, Inc.	6,058,679
111,958	@, L	Micron Technology, Inc.	1,333,420
			7,392,099
		Telecommunications: 11.6%
1,539,550	@	3Com Corp.	5,234,470
452,384	@, L	Avaya, Inc.	4,614,317
994,030	@	Cincinnati Bell, Inc.	4,304,150
434,090	@, L	UTStarcom, Inc.	3,342,493
			17,495,430
		Total Common Stock
		(Cost $158,986,992)	148,072,984

PORTFOLIO OF INVESTMENTS
ING MidCap Value Fund	as of August 31, 2005 (Unaudited) (continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 22.8%
		Securities Lending CollateralCC: 22.8%
$34,310,929		The Bank of New York Institutional Cash Reserves Fund		$34,310,929
		Total Short-Term Investments
		(Cost $34,310,929)		34,310,929

		Total Investments In Securities
		(Cost $193,297,921)*	121.2%	$182,383,913
		Other Assets and Liabilities—Net	(21.2)	(31,890,880)
		Net Assets	100.0%	$150,493,033
	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
	*	Cost for federal income tax purposes is $193,405,366.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$11,980,207
		Gross Unrealized Depreciation		(23,001,660)
		Net Unrealized Depreciation		$(11,021,453)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 16.3%
		Advertising: 0.0%
600	@	Interpublic Group of Cos., Inc.	$7,278
600		Omnicom Group, Inc.	48,264
			55,542
		Aerospace/Defense: 0.5%
3,820		Boeing Co.	256,016
950		General Dynamics Corp.	108,861
380		Goodrich Corp.	17,412
350		L-3 Communications Holdings, Inc.	28,658
2,200		Lockheed Martin Corp.	136,928
1,935		Northrop Grumman Corp.	108,534
2,050		Raytheon Co.	80,401
610		Rockwell Collins, Inc.	29,359
3,100		United Technologies Corp.	155,000
			921,169
		Agriculture: 0.3%
5,640		Altria Group, Inc.	398,748
3,390		Archer-Daniels-Midland Co.	76,309
1,450		Monsanto Co.	92,568
550		Reynolds American, Inc.	46,167
750		UST, Inc.	31,920
			645,712

		Airlines: 0.0%
2,000		Southwest Airlines Co.	26,640
			26,640
		Apparel: 0.1%
2,070	@	Coach, Inc.	68,703
350		Jones Apparel Group, Inc.	9,863
260		Liz Claiborne, Inc.	10,668
1,210		Nike, Inc.	95,481
260		Reebok Intl., Ltd.	14,638
520		VF Corp.	30,841
			230,194
		Auto Manufacturers: 0.0%
5,530		Ford Motor Co.	55,134
300	@	Navistar Intl. Corp.	9,588
50		PACCAR, Inc.	3,504
			68,226
		Auto Parts and Equipment: 0.0%
1,500		Delphi Corp.	8,325
930	@	Goodyear Tire & Rubber Co.	15,624
630		Johnson Controls, Inc.	37,787
			61,736

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 16.3% (continued)
		Banks: 1.1%
1,290		AmSouth Bancorporation	$33,953
18,818		Bank of America Corp.	809,738
1,416		BB&T Corp.	57,447
800		Comerica, Inc.	48,392
350		Compass Bancshares, Inc.	16,384
180		First Horizon National Corp.	7,034
680		Huntington Bancshares, Inc.	16,313
1,880		KeyCorp	62,266
250		M & T Bank Corp.	26,655
750		Marshall & Ilsley Corp.	32,828
550		Mellon Financial Corp.	17,848
2,790		National City Corp.	102,198
150		North Fork Bancorporation, Inc.	4,124
550		Northern Trust Corp.	27,412
790		PNC Financial Services Group, Inc.	44,422
100		Regions Financial Corp.	3,272
940		State Street Corp.	45,430
920		SunTrust Banks, Inc.	64,658
685		Synovus Financial Corp.	19,707
1,000		The Bank of New York Co., Inc.	30,570
5,080		U.S. Bancorp	148,437
4,789		Wachovia Corp.	237,629
4,650		Wells Fargo & Co.	277,232
340		Zions Bancorporation	23,752
			2,157,701
		Beverages: 0.5%
190		Anheuser-Busch Cos., Inc.	8,419
380		Brown-Forman Corp.	21,519
10,670		Coca-Cola Co.	469,480
1,000		Coca-Cola Enterprises, Inc.	22,350
500	@	Constellation Brands, Inc.	13,760
570		Pepsi Bottling Group, Inc.	16,804
9,240		PepsiCo, Inc.	506,814
			1,059,146
		Biotechnology: 0.2%
3,762	@	Amgen, Inc.	300,584
300	@	Genzyme Corp.	21,351
300	@	MedImmune, Inc.	8,979
200	@	Millipore Corp.	12,790
			343,704
		Building Materials: 0.0%
560		American Standard Cos., Inc.	25,536
550		Masco Corp.	16,874
450		Vulcan Materials Co.	32,333
			74,743
		Chemicals: 0.3%
750		Air Products & Chemicals, Inc.	41,550
200		Ashland, Inc.	12,158
3,150		Dow Chemical Co.	136,080
3,100		E.I. du Pont de Nemours & Co.	122,667
300		Eastman Chemical Co.	14,391
300		Ecolab, Inc.	9,900
150		Engelhard Corp.	4,268
340		International Flavors & Fragrances, Inc.	12,274
830		PPG Industries, Inc.	52,273
1,120		Praxair, Inc.	54,096
690		Rohm & Haas Co.	29,953
400		Sherwin-Williams Co.	18,544
300		Sigma-Aldrich Corp.	18,720
			526,874

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 16.3% (continued)
		Commercial Services: 0.2%
4,900		Cendant Corp.	$99,665
690		Equifax, Inc.	22,798
460		H&R Block, Inc.	12,397
1,580		McKesson Corp.	73,739
800		Moody’s Corp.	39,288
1,050		Paychex, Inc.	35,837
800		R.R. Donnelley & Sons Co.	29,888
430		Robert Half Intl., Inc.	14,482
			328,094
		Computers: 0.8%
300	@	Affiliated Computer Services, Inc.	15,585
4,540	@	Apple Computer, Inc.	213,062
550	@	Computer Sciences Corp.	24,503
13,350	@	Dell, Inc.	475,260
700		Electronic Data Systems Corp.	15,680
7,200	@	EMC Corp.	92,592
8,567		Hewlett-Packard Co.	237,820
4,370		International Business Machines Corp.	352,309
120	@	Lexmark Intl., Inc.	7,558
600	@	NCR Corp.	20,532
980	@	Network Appliance, Inc.	23,265
18,250	@	Sun Microsystems, Inc.	69,350
1,200	@	Unisys Corp.	7,980
			1,555,496
		Cosmetics/Personal Care: 0.3%
5		Alberto-Culver Co.	215
2,500		Colgate-Palmolive Co.	131,250
2,750		Gillette Co.	148,143
6,830		Procter & Gamble Co.	378,928
			658,536
		Distribution/Wholesale: 0.0%
650		Genuine Parts Co.	29,783
300		W.W. Grainger, Inc.	19,296
			49,079
		Diversified Financial Services: 0.8%
3,530		American Express Co.	194,996
300		Bear Stearns Cos., Inc.	30,150
690		Capital One Financial Corp.	56,746
3,100		Charles Schwab Corp.	41,943
1,000		CIT Group, Inc.	45,280
7,150		Citigroup, Inc.	312,955
1,640		Countrywide Financial Corp.	55,416
1,000	@	E*TRADE Financial Corp.	16,000
2,710		Fannie Mae	138,318
50		Federated Investors, Inc.	1,553
550		Franklin Resources, Inc.	44,242
1,930		Freddie Mac	116,533
100		Goldman Sachs Group, Inc.	11,118
1,290		Lehman Brothers Holdings, Inc.	136,301
3,500		MBNA Corp.	88,200
2,610		Merrill Lynch & Co., Inc.	149,188
2,940		Morgan Stanley	149,558
1,580	@	Providian Financial Corp.	29,388
1,210		SLM Corp.	60,198
350		T. Rowe Price Group, Inc.	22,050
			1,700,133

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 16.3% (continued)
		Electric: 0.5%
1,000	@	AES Corp.	$15,740
500	@	Allegheny Energy, Inc.	15,080
650		Ameren Corp.	35,705
1,180		American Electric Power Co., Inc.	43,872
1,000		CenterPoint Energy, Inc.	14,210
1,150	@	CMS Energy Corp.	18,515
850		Consolidated Edison, Inc.	39,874
550		Constellation Energy Group, Inc.	32,313
150		Dominion Resources, Inc.	11,472
500		DTE Energy Co.	22,885
3,200		Duke Energy Corp.	92,767
1,790		Edison Intl.	80,603
750		Entergy Corp.	56,183
1,990		Exelon Corp.	107,240
1,150		FirstEnergy Corp.	58,684
600		FPL Group, Inc.	25,854
400		NiSource, Inc.	9,656
1,130		PG&E Corp.	42,398
300		Pinnacle West Capital Corp.	13,479
1,260		PPL Corp.	40,270
150		Progress Energy, Inc.	6,539
650		Public Service Enterprise Group, Inc.	41,958
1,190		Southern Co.	40,936
750		TECO Energy, Inc.	13,058
1,290		TXU Corp.	125,155
700		Xcel Energy, Inc.	13,468
			1,017,914
		Electrical Components and Equipment: 0.0%
1,260		Emerson Electric Co.	84,773
			84,773
		Electronics: 0.1%
1,550	@	Agilent Technologies, Inc.	49,848
730		Applera Corp. - Applied Biosystems Group	15,695
580	@	Jabil Circuit, Inc.	17,075
50		Parker Hannifin Corp.	3,222
650		PerkinElmer, Inc.	13,455
3,650	@	Solectron Corp.	14,965
450	@	Thermo Electron Corp.	12,555
450	@	Waters Corp.	20,462
			147,277
		Entertainment: 0.0%
450		International Game Technology	12,474
			12,474
		Environmental Control: 0.0%
1,590		Waste Management, Inc.	43,614
			43,614
		Food: 0.2%
250		Albertson’s, Inc.	5,033
900		Campbell Soup Co.	26,460
150		ConAgra Foods, Inc.	3,425
1,100		General Mills, Inc.	50,731
1,170		H.J. Heinz Co.	42,026
600		Hershey Foods Corp.	35,454
1,060		Kellogg Co.	48,050
2,000	@	Kroger Co.	39,480
500		McCormick & Co., Inc.	16,955
1,600		Safeway, Inc.	37,968
390		Sara Lee Corp.	7,410
730		SUPERVALU, Inc.	25,404
600		Wm. Wrigley Jr. Co.	42,630
			381,026

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 16.3% (continued)
		Forest Products and Paper: 0.1%
50		Georgia-Pacific Corp.	$1,605
550		Louisiana-Pacific Corp.	13,910
550		MeadWestvaco Corp.	15,934
600		Plum Creek Timber Co., Inc.	22,050
400		Temple-Inland, Inc.	15,396
400		Weyerhaeuser Co.	26,007
			94,902
		Gas: 0.0%
660		KeySpan Corp.	25,192
790		Sempra Energy	35,408
			60,600
		Hand/Machine Tools: 0.0%
410		Black & Decker Corp.	34,973
140		Snap-On, Inc.	4,970
410		Stanley Works	18,758
			58,701
		Healthcare-Products: 0.5%
200		Bausch & Lomb, Inc.	15,158
1,700		Baxter Intl., Inc.	68,561
1,180		Becton Dickinson & Co.	62,103
2,120	@	Boston Scientific Corp.	56,986
340		C.R. Bard, Inc.	21,872
960		Guidant Corp.	67,814
8,150		Johnson & Johnson	516,629
3,650		Medtronic, Inc.	208,050
1,220	@	St. Jude Medical, Inc.	55,998
100	@	Zimmer Holdings, Inc.	8,217
			1,081,388
		Healthcare-Services: 0.4%
1,570		Aetna, Inc.	125,082
1,150		HCA, Inc.	56,695
850	@	Humana, Inc.	40,936
450	@	Laboratory Corp. of America Holdings	22,194
300		Quest Diagnostics, Inc.	14,994
6,940		UnitedHealth Group, Inc.	357,410
3,360	@	WellPoint, Inc.	249,480
			866,791
		Home Builders: 0.0%
400		DR Horton, Inc.	14,768
			14,768
		Household Products/Wares: 0.0%
470		Clorox Co.	27,058
30		Fortune Brands, Inc.	2,609
2,220		Kimberly-Clark Corp.	138,350
			168,017
		Housewares: 0.0%
950		Newell Rubbermaid, Inc.	22,259
			22,259

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 16.3% (continued)
		Insurance: 1.0%
1,600	@@	ACE Ltd.	$71,056
1,420		AFLAC, Inc.	61,372
3,650		Allstate Corp.	205,166
170		AMBAC Financial Group, Inc.	11,659
7,200		American Intl. Group, Inc.	426,239
1,100		Aon Corp.	32,912
1,040		Chubb Corp.	90,438
690		CIGNA Corp.	79,571
439		Cincinnati Financial Corp.	17,990
1,400		Hartford Financial Services Group, Inc.	102,270
160		Jefferson-Pilot Corp.	7,957
600		Lincoln National Corp.	29,754
700		Loews Corp.	61,383
370		MBIA, Inc.	21,449
4,020		MetLife, Inc.	196,899
250		MGIC Investment Corp.	15,608
1,420		Principal Financial Group	65,036
1,050		Progressive Corp.	101,231
2,410		Prudential Financial, Inc.	155,132
630		Safeco Corp.	32,848
3,150		St. Paul Travelers Cos., Inc.	135,482
480		Torchmark Corp.	25,315
1,100		UnumProvident Corp.	21,252
350	@@	XL Capital Ltd.	24,325
			1,992,344
		Internet: 0.2%
3,350	@	eBay, Inc.	135,642
350	@	Monster Worldwide, Inc.	10,934
6,571	@	Symantec Corp.	137,859
1,850	@	Yahoo!, Inc.	61,679
			346,114
		Iron/Steel: 0.0%
750		Nucor Corp.	42,360
600		United States Steel Corp.	25,152
			67,512
		Leisure Time: 0.1%
340		Brunswick Corp.	14,960
1,500		Carnival Corp.	74,010
1,000		Harley-Davidson, Inc.	49,260
500		Sabre Holdings Corp.	9,590
			147,820
		Lodging: 0.1%
480		Harrah’s Entertainment, Inc.	33,389
1,230		Hilton Hotels Corp.	28,499
600		Marriott Intl., Inc.	37,926
650		Starwood Hotels & Resorts Worldwide, Inc.	37,895
			137,709
		Machinery-Diversified: 0.0%
200		Cummins, Inc.	17,294
680		Deere & Co.	44,459
510		Rockwell Automation, Inc.	26,540
			88,293

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 16.3% (continued)
		Media: 0.5%
6,200	@	Comcast Corp.	$190,650
60		Gannett Co., Inc.	4,363
2,040		McGraw-Hill Cos., Inc.	98,369
220		Meredith Corp.	10,802
400		New York Times Co.	12,772
7,900		News Corp. - Class A	128,059
12,900		Time Warner, Inc.	231,168
70		Tribune Co.	2,630
2,310		Viacom, Inc.	78,517
5,770		Walt Disney Co.	145,346
			902,676
		Mining: 0.0%
1,000		Freeport-McMoRan Copper & Gold, Inc.	42,170
320		Phelps Dodge Corp.	34,410
			76,580
		Miscellaneous Manufacturing: 0.8%
2,150		3M Co.	152,973
260		Cooper Industries Ltd.	17,274
800		Danaher Corp.	42,848
600		Dover Corp.	24,420
360		Eastman Kodak Co.	8,773
480		Eaton Corp.	30,682
32,180		General Electric Co.	1,081,570
2,620		Honeywell Intl., Inc.	100,294
750		Illinois Tool Works, Inc.	63,210
470	@@	Ingersoll-Rand Co. Ltd.	37,421
250		ITT Industries, Inc.	27,280
400		Pall Corp.	11,440
520		Textron, Inc.	37,076
			1,635,261
		Office/Business Equipment: 0.0%
620		Pitney Bowes, Inc.	26,815
2,640	@	Xerox Corp.	35,402
			62,217
		Oil and Gas: 1.7%
280		Amerada Hess Corp.	35,588
550		Anadarko Petroleum Corp.	49,979
344		Apache Corp.	24,637
1,720		Burlington Resources, Inc.	126,919
10,152		ChevronTexaco Corp.	623,332
4,882		ConocoPhillips	321,919
2,240		Devon Energy Corp.	136,125
500		EOG Resources, Inc.	31,915
28,440		Exxon Mobil Corp.	1,703,555
350		Kerr-McGee Corp.	30,811
1,270		Marathon Oil Corp.	81,674
300		Murphy Oil Corp.	16,395
300	@, @@	Nabors Industries, Ltd.	20,100
100		Noble Corp.	7,130
1,370		Occidental Petroleum Corp.	113,751
600		Sunoco, Inc.	43,620
650	@	Transocean, Inc.	38,376
1,200		Valero Energy Corp.	127,800
			3,533,626
		Oil and Gas Services: 0.1%
100		BJ Services Co.	6,308
1,050		Halliburton Co.	65,068
50	@	National-Oilwell Varco, Inc.	3,211
300	@	Weatherford Intl. Ltd.	20,313
			94,900

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 16.3% (continued)
		Packaging and Containers: 0.0%
340		Ball Corp.	$12,753
230	@	Pactiv Corp.	4,464
250	@	Sealed Air Corp.	12,688
			29,905
		Pharmaceuticals: 0.8%
2,100		Abbott Laboratories	94,773
450		Allergan, Inc.	41,423
540		AmerisourceBergen Corp.	40,322
550		Bristol-Myers Squibb Co.	13,459
2,360		Cardinal Health, Inc.	140,680
1,320	@	Caremark Rx, Inc.	61,684
300		Eli Lilly & Co.	16,506
700	@	Express Scripts, Inc.	40,502
910	@	Forest Laboratories, Inc.	40,404
1,200	@	Gilead Sciences, Inc.	51,600
550	@	Hospira, Inc.	21,912
980	@	King Pharmaceuticals, Inc.	14,406
749	@	Medco Health Solutions, Inc.	36,903
6,050		Merck & Co., Inc.	170,791
20,534		Pfizer, Inc.	523,000
4,400		Schering-Plough Corp.	94,204
350	@	Watson Pharmaceuticals, Inc.	12,068
3,700		Wyeth	169,423
			1,584,060
		Pipelines: 0.0%
150		Kinder Morgan, Inc.	14,321
1,300		Williams Cos., Inc.	29,172
			43,493
		Real Estate Investment Trusts: 0.1%
350		Apartment Investment & Management Co.	13,965
100		Equity Residential	3,777
250		ProLogis	10,878
300		Public Storage, Inc.	20,256
610		Simon Property Group, Inc.	46,402
300		Vornado Realty Trust	25,806
			121,084
		Retail: 1.2%
50	@	Autonation, Inc.	1,041
1,000	@	Bed Bath & Beyond, Inc.	40,550
2,475		Best Buy Co., Inc.	117,959
950		Circuit City Stores, Inc.	16,046
1,300		Costco Wholesale Corp.	56,472
600		Darden Restaurants, Inc.	18,846
380		Dillard’s, Inc.	8,554
250		Family Dollar Stores, Inc.	4,970
1,069		Federated Department Stores, Inc.	73,753
2,270		Gap, Inc.	43,153
11,790		Home Depot, Inc.	475,372
1,300		J.C. Penney Co., Inc. Holding Co.	63,219
400	@	Kohl’s Corp.	20,980
1,030		Limited Brands, Inc.	22,639
2,170		Lowe’s Cos., Inc.	139,553
3,600		McDonald’s Corp.	116,820
1,200		Nordstrom, Inc.	40,296
880	@	Office Depot, Inc.	26,400
300	@	Sears Holdings Corp.	40,758
3,440		Staples, Inc.	75,542
1,250	@	Starbucks Corp.	61,300

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 16.3% (continued)
2,450		Target Corp.	$131,688
1,630		TJX Cos., Inc.	34,083
9,120		Wal-Mart Stores, Inc.	410,034
5,630		Walgreen Co.	260,838
310		Wendy’s Intl., Inc.	14,613
770		Yum! Brands, Inc.	36,483
			2,351,962
		Savings and Loans: 0.1%
800		Golden West Financial Corp.	48,792
4,120		Washington Mutual, Inc.	171,310
			220,102
		Semiconductors: 0.6%
1,050	@	Altera Corp.	22,964
1,040		Analog Devices, Inc.	37,908
4,640		Applied Materials, Inc.	84,958
800	@	Broadcom Corp.	34,800
969	@	Freescale Semiconductor, Inc.	23,334
28,780		Intel Corp.	740,221
550		KLA-Tencor Corp.	27,918
450		Linear Technology Corp.	17,069
1,000	@	LSI Logic Corp.	9,640
900		Maxim Integrated Products, Inc.	38,385
1,300		National Semiconductor Corp.	32,409
550	@	Nvidia Corp.	16,874
300	@	QLogic Corp.	10,368
4,800		Texas Instruments, Inc.	156,864
			1,253,712
		Software: 0.8%
2,620		Adobe Systems, Inc.	70,845
1,120	@	Autodesk, Inc.	48,384
1,620		Automatic Data Processing, Inc.	69,255
1,010	@	BMC Software, Inc.	20,200
450	@	Citrix Systems, Inc.	10,710
1,441		Computer Associates Intl., Inc.	38,849
1,900	@	Compuware Corp.	17,214
450	@	Electronic Arts, Inc.	25,776
2,224		First Data Corp.	92,407
560	@	Fiserv, Inc.	25,127
650		IMS Health, Inc.	17,680
850	@	Intuit, Inc.	38,964
300	@	Mercury Interactive Corp.	11,001
27,700		Microsoft Corp.	758,980
2,100	@	Novell, Inc.	13,818
20,710	@	Oracle Corp.	268,609
1,450	@	Parametric Technology Corp.	8,787
1,450		Siebel Systems, Inc.	11,963
			1,548,569
		Telecommunications: 0.9%
300	@	ADC Telecommunications, Inc.	6,282
580		Alltel Corp.	35,954
1,338		AT&T Corp.	26,332
1,350	@	Avaya, Inc.	13,770
600		BellSouth Corp.	15,774
680		CenturyTel, Inc.	24,412
17,270	@	Cisco Systems, Inc.	304,297
750		Citizens Communications Co.	10,230
710	@	Comverse Technology, Inc.	18,304
1,950	@	Corning, Inc.	38,922
13,480		Motorola, Inc.	294,942
4,600		QUALCOMM, Inc.	182,666

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 16.3% (continued)
2,700	@	Qwest Communications Intl., Inc.	$10,530
11,850		SBC Communications, Inc.	285,348
770		Scientific-Atlanta, Inc.	29,460
10,403		Sprint Corp.	269,750
1,720	@	Tellabs, Inc.	15,291
9,240		Verizon Communications, Inc.	302,240
			1,884,504
		Textiles: 0.0%
550		Cintas Corp.	22,688
			22,688
		Toys/Games/Hobbies: 0.0%
910		Hasbro, Inc.	18,837
550		Mattel, Inc.	9,917
			28,754
		Transportation: 0.3%
1,010		Burlington Northern Santa Fe Corp.	53,550
1,140		CSX Corp.	50,080
900		FedEx Corp.	73,296
1,850		Norfolk Southern Corp.	65,879
350		Union Pacific Corp.	23,895
3,330		United Parcel Service, Inc.	236,063
			502,763
		Total Common Stock
		(Cost $24,977,380)	33,193,877

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 72.9%
	Federal National Mortgage Association: 72.9%
$5,000,000	4.070%, due 07/24/06	$4,824,375
150,000,000	4.080%, due 10/11/06	143,476,050
	Total U.S. Government Agency Obligations (Cost $147,536,602)	148,300,425
U.S. TREASURY OBLIGATIONS: 10.2%
	U.S. Treasury STRIP: 10.2%
3,170,000	3.790%, due 05/15/06	3,087,983
18,420,000	3.820%, due 11/15/06	17,604,841
	Total U.S. Treasury Obligations (Cost $20,694,284)	20,692,824
	Total Long-Term Investments (Cost $193,208,266)	202,187,126
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreement: 1.0%
2,036,000	Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $2,036,202 to be received upon repurchase (Collateralized by $2,089,000 Federal Home Loan Mortgage Corporation, 3.350%, Market Value plus accrued interest $2,077,202, due 11/09/07).	2,036,000
	Total Short-Term Investments (Cost $2,036,000)	2,036,000

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund	as of August 31, 2005 (Unaudited)(continued)

			Value

	Total Investments In Securities (Cost $195,244,266)*	100.4%	$204,223,126
	Other Assets and Liabilities—Net	(0.4)	(869,411)
	Net Assets	100.0%	$203,353,715
@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $197,695,529.
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$6,796,824
	Gross Unrealized Depreciation		(269,227)
	Net Unrealized Appreciation		$6,527,597

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 12.7%
		Advertising: 0.0%
1,250	@	Interpublic Group of Cos., Inc.	$15,163
650		Omnicom Group, Inc.	52,286
			67,449
		Aerospace/Defense: 0.4%
4,370		Boeing Co.	292,878
1,100		General Dynamics Corp.	126,049
330		Goodrich Corp.	15,121
400		L-3 Communications Holdings, Inc.	32,752
2,460		Lockheed Martin Corp.	153,110
2,249		Northrop Grumman Corp.	126,146
2,300		Raytheon Co.	90,206
540		Rockwell Collins, Inc.	25,990
3,480		United Technologies Corp.	174,000
			1,036,252
		Agriculture: 0.3
6,320		Altria Group, Inc.	446,824
3,870		Archer-Daniels-Midland Co.	87,114
1,630		Monsanto Co.	104,059
690		Reynolds American, Inc.	57,919
850		UST, Inc.	36,176
			732,092
		Airlines: 0.0%
2,300		Southwest Airlines Co.	30,636
			30,636
		Apparel: 0.1%
2,200	@	Coach, Inc.	73,018
600		Jones Apparel Group, Inc.	16,908
530		Liz Claiborne, Inc.	21,746
1,420		Nike, Inc.	112,052
250		Reebok Intl., Ltd.	14,075
550		VF Corp.	32,621
			270,420
		Auto Manufacturers: 0.0%
6,340		Ford Motor Co.	63,210
350	@	Navistar Intl. Corp.	11,186
290		PACCAR, Inc.	20,323
			94,719
		Auto Parts and Equipment: 0.0%
1,700		Delphi Corp.	9,435
650	@	Goodyear Tire & Rubber Co.	10,920
620		Johnson Controls, Inc.	37,188
			57,543

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 12.7% (continued)
		Banks: 0.8%
1,100		AmSouth Bancorporation	$28,952
21,258		Bank of America Corp.	914,731
1,911		BB&T Corp.	77,529
750		Comerica, Inc.	45,368
350		Compass Bancshares, Inc.	16,384
180		First Horizon National Corp.	7,034
770		Huntington Bancshares, Inc.	18,472
2,080		KeyCorp	68,890
350		M & T Bank Corp.	37,317
860		Marshall & Ilsley Corp.	37,642
650		Mellon Financial Corp.	21,093
3,100		National City Corp.	113,553
150		North Fork Bancorporation, Inc.	4,124
650		Northern Trust Corp.	32,396
920		PNC Financial Services Group, Inc.	51,732
100		Regions Financial Corp.	3,272
1,040		State Street Corp.	50,263
1,100		SunTrust Banks, Inc.	77,308
838		Synovus Financial Corp.	24,109
1,150		The Bank of New York Co., Inc.	35,156
5,780		U.S. Bancorp	168,892
5,420		Wachovia Corp.	268,939
5,300		Wells Fargo & Co.	315,985
270		Zions Bancorporation	18,862
			2,438,003
		Beverages: 0.4%
250		Anheuser-Busch Cos., Inc.	11,078
490		Brown-Forman Corp.	27,749
11,890		Coca-Cola Co.	523,159
1,080		Coca-Cola Enterprises, Inc.	24,138
600	@	Constellation Brands, Inc.	16,512
670		Pepsi Bottling Group, Inc.	19,752
10,490		PepsiCo, Inc.	575,376
			1,197,764
		Biotechnology: 0.2%
4,218	@	Amgen, Inc.	337,018
400	@	Genzyme Corp.	28,468
400	@	MedImmune, Inc.	11,972
200	@	Millipore Corp.	12,790
			390,248
		Building Materials: 0.0%
570		American Standard Cos., Inc.	25,992
650		Masco Corp.	19,942
600		Vulcan Materials Co.	43,110
			89,044
		Chemicals: 0.2%
750		Air Products & Chemicals, Inc.	41,550
200		Ashland, Inc.	12,158
3,300		Dow Chemical Co.	142,559
3,500		E.I. du Pont de Nemours & Co.	138,495
450		Eastman Chemical Co.	21,587
400		Ecolab, Inc.	13,200
200		Engelhard Corp.	5,690
430		International Flavors & Fragrances, Inc.	15,523
970		PPG Industries, Inc.	61,091
1,280		Praxair, Inc.	61,824
660		Rohm & Haas Co.	28,651
550		Sherwin-Williams Co.	25,498
250		Sigma-Aldrich Corp.	15,600
			583,426

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 12.7% (continued)
		Commercial Services: 0.1%
5,550		Cendant Corp.	$112,887
760		Equifax, Inc.	25,110
540		H&R Block, Inc.	14,553
1,650		McKesson Corp.	77,006
900		Moody’s Corp.	44,199
1,250		Paychex, Inc.	42,663
700		R.R. Donnelley & Sons Co.	26,152
790		Robert Half Intl., Inc.	26,607
			369,177
		Computers: 0.6%
400	@	Affiliated Computer Services, Inc.	20,780
5,140	@	Apple Computer, Inc.	241,220
650	@	Computer Sciences Corp.	28,958
15,150	@	Dell, Inc.	539,339
800		Electronic Data Systems Corp.	17,920
8,100	@	EMC Corp.	104,166
9,652		Hewlett-Packard Co.	267,940
5,040		International Business Machines Corp.	406,325
370	@	Lexmark Intl., Inc.	23,303
1,000	@	NCR Corp.	34,220
1,150	@	Network Appliance, Inc.	27,301
19,000	@	Sun Microsystems, Inc.	72,200
1,100	@	Unisys Corp.	7,315
			1,790,987
		Cosmetics/Personal Care: 0.2%
375		Alberto-Culver Co.	16,106
2,750		Colgate-Palmolive Co.	144,375
3,270		Gillette Co.	176,155
7,760		Procter & Gamble Co.	430,525
			767,161
		Distribution/Wholesale: 0.0%
600		Genuine Parts Co.	27,492
300		W.W. Grainger, Inc.	19,296
			46,788
		Diversified Financial Services: 0.7%
4,120		American Express Co.	227,588
380		Bear Stearns Cos., Inc.	38,190
790		Capital One Financial Corp.	64,970
3,450		Charles Schwab Corp.	46,679
1,150		CIT Group, Inc.	52,072
8,100		Citigroup, Inc.	354,536
1,810		Countrywide Financial Corp.	61,160
1,100	@	E*TRADE Financial Corp.	17,600
3,180		Fannie Mae	162,307
300		Federated Investors, Inc.	9,318
700		Franklin Resources, Inc.	56,308
2,290		Freddie Mac	138,270
100		Goldman Sachs Group, Inc.	11,118
1,420		Lehman Brothers Holdings, Inc.	150,037
3,900		MBNA Corp.	98,280
3,060		Merrill Lynch & Co., Inc.	174,910
3,350		Morgan Stanley	170,415
1,650	@	Providian Financial Corp.	30,690
1,410		SLM Corp.	70,148
400		T. Rowe Price Group, Inc.	25,200
			1,959,796

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 12.7% (continued)
		Electric: 0.4%
1,150	@	AES Corp.	$18,101
550	@	Allegheny Energy, Inc.	16,588
700		Ameren Corp.	38,451
1,400		American Electric Power Co., Inc.	52,052
900		CenterPoint Energy, Inc.	12,789
1,350	@	CMS Energy Corp.	21,735
800		Consolidated Edison, Inc.	37,528
600		Constellation Energy Group, Inc.	35,250
100		Dominion Resources, Inc.	7,648
600		DTE Energy Co.	27,462
3,150		Duke Energy Corp.	91,319
2,040		Edison Intl.	91,861
700		Entergy Corp.	52,437
2,250		Exelon Corp.	121,253
1,350		FirstEnergy Corp.	68,891
760		FPL Group, Inc.	32,748
500		NiSource, Inc.	12,070
1,200		PG&E Corp.	45,024
400		Pinnacle West Capital Corp.	17,972
1,620		PPL Corp.	51,775
200		Progress Energy, Inc.	8,718
750		Public Service Enterprise Group, Inc.	48,413
1,410		Southern Co.	48,504
1,300		TECO Energy, Inc.	22,633
1,450		TXU Corp.	140,678
350		Xcel Energy, Inc.	6,734
			1,128,634
		Electrical Components and Equipment: 0.0%
1,380		Emerson Electric Co.	92,846
			92,846
		Electronics: 0.1%
1,450	@	Agilent Technologies, Inc.	46,632
590		Applera Corp. - Applied Biosystems Group	12,685
540	@	Jabil Circuit, Inc.	15,898
550		PerkinElmer, Inc.	11,385
4,400	@	Solectron Corp.	18,040
700	@	Thermo Electron Corp.	19,530
400	@	Waters Corp.	18,188
			142,358
		Entertainment: 0.0%
1,050		International Game Technology	29,106
			29,106
		Environmental Control: 0.0%
1,780		Waste Management, Inc.	48,825
			48,825
		Food: 0.2%
300		Albertson’s, Inc.	6,039
1,050		Campbell Soup Co.	30,870
150		ConAgra Foods, Inc.	3,425
1,200		General Mills, Inc.	55,343
1,150		H.J. Heinz Co.	41,308
700		Hershey Foods Corp.	41,363
1,170		Kellogg Co.	53,036
2,250	@	Kroger Co.	44,415
450		McCormick & Co., Inc.	15,260
1,400		Safeway, Inc.	33,222
408		Sara Lee Corp.	7,752
810		SUPERVALU, Inc.	28,188
650		Wm. Wrigley Jr. Co.	46,183
			406,404

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 12.7% (continued)
		Forest Products and Paper: 0.0%
50		Georgia-Pacific Corp.	$1,605
500		Louisiana-Pacific Corp.	12,645
650		MeadWestvaco Corp.	18,831
600		Plum Creek Timber Co., Inc.	22,050
500		Temple-Inland, Inc.	19,245
400		Weyerhaeuser Co.	26,007
			100,383
		Gas: 0.0%
570		KeySpan Corp.	21,757
910		Sempra Energy	40,786
			62,543
		Hand/Machine Tools: 0.0%
450		Black & Decker Corp.	38,385
120		Snap-On, Inc.	4,260
380		Stanley Works	17,385
			60,030
		Healthcare-Products: 0.4%
150		Bausch & Lomb, Inc.	11,369
1,950		Baxter Intl., Inc.	78,644
1,340		Becton Dickinson & Co.	70,524
2,530	@	Boston Scientific Corp.	68,006
400		C.R. Bard, Inc.	25,732
1,110		Guidant Corp.	78,410
9,300		Johnson & Johnson	589,527
4,100		Medtronic, Inc.	233,700
1,170	@	St. Jude Medical, Inc.	53,703
50	@	Zimmer Holdings, Inc.	4,109
			1,213,724
		Healthcare-Services: 0.3%
1,790		Aetna, Inc.	142,609
1,300		HCA, Inc.	64,090
900	@	Humana, Inc.	43,344
400	@	Laboratory Corp. of America Holdings	19,728
300		Quest Diagnostics, Inc.	14,994
7,920		UnitedHealth Group, Inc.	407,880
3,850	@	WellPoint, Inc.	285,863
			978,508
		Home Builders: 0.0%
200		Centex Corp.	13,550
400		DR Horton, Inc.	14,768
			28,318
		Household Products/Wares: 0.1%
510		Clorox Co.	29,361
10		Fortune Brands, Inc.	870
2,500		Kimberly-Clark Corp.	155,800
			186,031
		Housewares: 0.0%
850		Newell Rubbermaid, Inc.	19,916
			19,916

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 12.7% (continued)
		Insurance: 0.8%
1,760	@@	ACE Ltd.	$78,162
1,650		AFLAC, Inc.	71,313
4,170		Allstate Corp.	234,395
350		AMBAC Financial Group, Inc.	24,003
8,000		American Intl. Group, Inc.	473,599
1,350		Aon Corp.	40,392
1,170		Chubb Corp.	101,743
800		CIGNA Corp.	92,256
551		Cincinnati Financial Corp.	22,580
1,550		Hartford Financial Services Group, Inc.	113,228
460		Jefferson-Pilot Corp.	22,876
550		Lincoln National Corp.	27,275
850		Loews Corp.	74,537
470		MBIA, Inc.	27,246
4,600		MetLife, Inc.	225,307
450		MGIC Investment Corp.	28,094
1,570		Principal Financial Group	71,906
1,240		Progressive Corp.	119,548
2,750		Prudential Financial, Inc.	177,018
830		Safeco Corp.	43,276
3,600		St. Paul Travelers Cos., Inc.	154,836
520		Torchmark Corp.	27,425
1,000		UnumProvident Corp.	19,320
400	@@	XL Capital Ltd.	27,800
			2,298,135
		Internet: 0.1%
3,800	@	eBay, Inc.	153,862
500	@	Monster Worldwide, Inc.	15,620
7,432	@	Symantec Corp.	155,923
2,000	@	Yahoo!, Inc.	66,680
			392,085
		Iron/Steel: 0.0%
970		Nucor Corp.	54,786
650		United States Steel Corp.	27,248
			82,034
		Leisure Time: 0.1%
360		Brunswick Corp.	15,840
1,750		Carnival Corp.	86,345
980		Harley-Davidson, Inc.	48,275
450		Sabre Holdings Corp.	8,631
			159,091
		Lodging: 0.1%
570		Harrah’s Entertainment, Inc.	39,649
1,300		Hilton Hotels Corp.	30,121
700		Marriott Intl., Inc.	44,247
700		Starwood Hotels & Resorts Worldwide, Inc.	40,810
			154,827
		Machinery-Diversified: 0.0%
150		Cummins, Inc.	12,971
780		Deere & Co.	50,996
580		Rockwell Automation, Inc.	30,183
			94,150

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 12.7% (continued)
		Media: 0.4%
7,150	@	Comcast Corp.	$219,862
250		Dow Jones & Co., Inc.	10,213
40		Gannett Co., Inc.	2,909
2,350		McGraw-Hill Cos., Inc.	113,317
190		Meredith Corp.	9,329
100		New York Times Co.	3,193
9,000		News Corp. - Class A	145,890
14,800		Time Warner, Inc.	265,215
90		Tribune Co.	3,381
2,550		Viacom, Inc.	86,675
6,630		Walt Disney Co.	167,010
			1,026,994
		Mining: 0.0%
1,100		Freeport-McMoRan Copper & Gold, Inc.	46,387
380		Phelps Dodge Corp.	40,861
			87,248
		Miscellaneous Manufacturing: 0.6%
2,370		3M Co.	168,626
250		Cooper Industries Ltd.	16,610
900		Danaher Corp.	48,204
650		Dover Corp.	26,455
50		Eastman Kodak Co.	1,219
700		Eaton Corp.	44,744
36,320		General Electric Co.	1,220,714
2,880		Honeywell Intl., Inc.	110,246
930		Illinois Tool Works, Inc.	78,380
590	@@	Ingersoll-Rand Co. Ltd.	46,976
330		ITT Industries, Inc.	36,010
350		Pall Corp.	10,010
680		Textron, Inc.	48,484
			1,856,678
		Office/Business Equipment: 0.0%
730		Pitney Bowes, Inc.	31,573
3,170	@	Xerox Corp.	42,509
			74,082
		Oil and Gas: 1.4%
310		Amerada Hess Corp.	39,401
650		Anadarko Petroleum Corp.	59,066
380		Apache Corp.	27,216
2,080		Burlington Resources, Inc.	153,483
11,452		ChevronTexaco Corp.	703,152
5,602		ConocoPhillips	369,395
2,550		Devon Energy Corp.	154,964
700		EOG Resources, Inc.	44,681
32,530		Exxon Mobil Corp.	1,948,546
250		Kerr-McGee Corp.	22,008
1,440		Marathon Oil Corp.	92,606
400		Murphy Oil Corp.	21,860
300	@, @@	Nabors Industries, Ltd.	20,100
100		Noble Corp.	7,130
1,520		Occidental Petroleum Corp.	126,206
300	@	Rowan Cos., Inc.	11,160
700		Sunoco, Inc.	50,890
750	@	Transocean, Inc.	44,280
1,350		Valero Energy Corp.	143,775
			4,039,919
		Oil and Gas Services: 0.0%
100		BJ Services Co.	6,308
1,200		Halliburton Co.	74,364
200	@	National-Oilwell Varco, Inc.	12,842
300	@	Weatherford Intl. Ltd.	20,313
			113,827

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 12.7% (continued)
		Packaging and Containers: 0.0%
500		Ball Corp.	$18,755
610	@	Pactiv Corp.	11,840
250	@	Sealed Air Corp.	12,688
			43,283
		Pharmaceuticals: 0.6%
2,400		Abbott Laboratories	108,312
400		Allergan, Inc.	36,820
600		AmerisourceBergen Corp.	44,802
600		Bristol-Myers Squibb Co.	14,682
2,640		Cardinal Health, Inc.	157,370
1,480	@	Caremark Rx, Inc.	69,160
350		Eli Lilly & Co.	19,257
800	@	Express Scripts, Inc.	46,288
1,030	@	Forest Laboratories, Inc.	45,732
1,450	@	Gilead Sciences, Inc.	62,350
800	@	Hospira, Inc.	31,872
890	@	King Pharmaceuticals, Inc.	13,083
862	@	Medco Health Solutions, Inc.	42,471
6,910		Merck & Co., Inc.	195,069
23,146		Pfizer, Inc.	589,529
4,950		Schering-Plough Corp.	105,980
600	@	Watson Pharmaceuticals, Inc.	20,688
4,400		Wyeth	201,476
			1,804,941
		Pipelines: 0.0%
250		Kinder Morgan, Inc.	23,868
1,600		Williams Cos., Inc.	35,904
			59,772
		Real Estate Investment Trusts: 0.1%
250		Apartment Investment & Management Co.	9,975
100		Equity Residential	3,777
300		ProLogis	13,053
300		Public Storage, Inc.	20,256
690		Simon Property Group, Inc.	52,488
400		Vornado Realty Trust	34,408
			133,957
		Retail: 0.9%
50	@	Autonation, Inc.	1,041
910	@	Bed Bath & Beyond, Inc.	36,901
2,770		Best Buy Co., Inc.	132,018
850		Circuit City Stores, Inc.	14,357
1,550		Costco Wholesale Corp.	67,332
900		Darden Restaurants, Inc.	28,269
400		Dillard’s, Inc.	9,004
300		Family Dollar Stores, Inc.	5,964
1,210		Federated Department Stores, Inc.	83,490
2,620		Gap, Inc.	49,806
13,440		Home Depot, Inc.	541,900
1,600		J.C. Penney Co., Inc. Holding Co.	77,808
500	@	Kohl’s Corp.	26,225
1,210		Limited Brands, Inc.	26,596
2,430		Lowe’s Cos., Inc.	156,273
4,150		McDonald’s Corp.	134,668
1,300		Nordstrom, Inc.	43,654
1,000	@	Office Depot, Inc.	30,000
400	@	Sears Holdings Corp.	54,344

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 12.7% (continued)
3,940		Staples, Inc.	$86,522
1,410	@	Starbucks Corp.	69,146
2,800		Target Corp.	150,500
1,610		TJX Cos., Inc.	33,665
10,450		Wal-Mart Stores, Inc.	469,831
6,380		Walgreen Co.	295,585
470		Wendy’s Intl., Inc.	22,156
900		Yum! Brands, Inc.	42,642
			2,689,697
		Savings and Loans: 0.1%
920		Golden West Financial Corp.	56,111
4,670		Washington Mutual, Inc.	194,178
			250,289
		Semiconductors: 0.5%
1,630	@	Altera Corp.	35,648
1,230		Analog Devices, Inc.	44,834
5,520		Applied Materials, Inc.	101,071
950	@	Broadcom Corp.	41,325
1,119	@	Freescale Semiconductor, Inc.	26,946
32,720		Intel Corp.	841,558
600		KLA-Tencor Corp.	30,456
480		Linear Technology Corp.	18,206
1,200	@	LSI Logic Corp.	11,568
1,000		Maxim Integrated Products, Inc.	42,650
1,800		National Semiconductor Corp.	44,874
550	@	Novellus Systems, Inc.	14,746
250	@	Nvidia Corp.	7,670
300	@	QLogic Corp.	10,368
5,550		Texas Instruments, Inc.	181,374
			1,453,294
		Software: 0.6%
3,040		Adobe Systems, Inc.	82,202
1,420	@	Autodesk, Inc.	61,344
1,940		Automatic Data Processing, Inc.	82,935
1,120	@	BMC Software, Inc.	22,400
670	@	Citrix Systems, Inc.	15,946
1,564		Computer Associates Intl., Inc.	42,165
1,700	@	Compuware Corp.	15,402
410	@	Electronic Arts, Inc.	23,485
2,559		First Data Corp.	106,326
600	@	Fiserv, Inc.	26,922
650		IMS Health, Inc.	17,680
960	@	Intuit, Inc.	44,006
300	@	Mercury Interactive Corp.	11,001
31,340		Microsoft Corp.	858,716
1,900	@	Novell, Inc.	12,502
23,450	@	Oracle Corp.	304,147
1,670	@	Parametric Technology Corp.	10,120
2,340		Siebel Systems, Inc.	19,305
			1,756,604
		Telecommunications: 0.7%
400	@	ADC Telecommunications, Inc.	8,376
710		Alltel Corp.	44,013
1,492		AT&T Corp.	29,363
1,200	@	Avaya, Inc.	12,240
700		BellSouth Corp.	18,403
570		CenturyTel, Inc.	20,463
19,960	@	Cisco Systems, Inc.	351,695
850		Citizens Communications Co.	11,594
800	@	Comverse Technology, Inc.	20,624

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 12.7% (continued)
2,150	@	Corning, Inc.	$42,914
15,340		Motorola, Inc.	335,639
4,850		QUALCOMM, Inc.	192,594
3,100	@	Qwest Communications Intl., Inc.	12,090
13,380		SBC Communications, Inc.	322,190
920		Scientific-Atlanta, Inc.	35,199
11,823		Sprint Corp.	306,570
1,590	@	Tellabs, Inc.	14,135
10,360		Verizon Communications, Inc.	338,876
			2,116,978
		Textiles: 0.0%
500		Cintas Corp.	20,625
			20,625
		Toys/Games/Hobbies: 0.0%
800		Hasbro, Inc.	16,560
650		Mattel, Inc.	11,720
			28,280
		Transportation: 0.2%
1,260		Burlington Northern Santa Fe Corp.	66,805
1,350		CSX Corp.	59,306
1,060		FedEx Corp.	86,326
2,100		Norfolk Southern Corp.	74,781
450		Union Pacific Corp.	30,722
3,780		United Parcel Service, Inc.	267,964
			585,904
		Total Common Stock
		(Cost $29,260,963)	37,741,825

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 71.0%
	Federal Home Loan Mortgage Corporation: 6.4%
$20,000,000	4.040%, due 01/26/07	$18,910,220
		18,910,220
	Federal National Mortgage Association: 63.3%
13,653,000	4.060%, due 01/15/07	12,926,578
185,000,000	4.060%, due 01/31/07	174,844,610
		187,771,188
	Sovereign: 1.3%
4,000,000	Financing Corp. FICO STRIP, 4.000%, due 12/06/06	3,806,156
		3,806,156
	Total U.S. Government Agency Obligations
	(Cost $208,232,828)	210,487,564
U.S. TREASURY OBLIGATIONS: 14.0%
	U.S. Treasury STRIP: 14.0%
43,376,000	3.820%, due 11/15/06	41,456,439
	Total U.S. Treasury Obligations
	(Cost $41,359,831)	41,456,439

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund II	as of August 31, 2005 (Unaudited)(continued)

Principal Amount				Value

OTHER BONDS: 1.9%
		Sovereign: 1.9%
$5,827,000		Israel Trust, 3.920%, due 11/15/06		$5,559,803
		Total Other Bonds
		(Cost $5,524,889)		5,559,803
		Total Long-Term Investments
		(Cost $284,378,511)		295,245,631
SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreement: 0.8%
2,329,000		Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $2,329,232 to be received upon repurchase (Collateralized by $2,390,000 Federal Home Loan Mortgage Corporation, 3.350%, Market Value plus accrued interest $2,376,502, due 11/09/07).		2,329,000
		Total Short-Term Investments
		(Cost $2,329,000)		2,329,000
		Total Investments In Securities
		(Cost $286,707,511)*	100.4%	$297,574,631
		Other Assets and Liabilities—Net	(0.4)	(1,108,178)
		Net Assets	100.0%	$296,466,453
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $289,621,964
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$8,284,334
		Gross Unrealized Depreciation		(331,667)
		Net Unrealized Appreciation		$7,952,667

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 19.1%
		Advertising: 0.0%
1,450	@	Interpublic Group of Cos., Inc.	$17,589
750		Omnicom Group, Inc.	60,330
			77,919
		Aerospace/Defense: 0.5%
5,100		Boeing Co.	341,801
1,250		General Dynamics Corp.	143,238
450		Goodrich Corp.	20,619
450		L-3 Communications Holdings, Inc.	36,846
2,920		Lockheed Martin Corp.	181,741
2,637		Northrop Grumman Corp.	147,909
2,700		Raytheon Co.	105,894
650		Rockwell Collins, Inc.	31,285
4,060		United Technologies Corp.	203,000
			1,212,333
		Agriculture: 0.4%
7,400		Altria Group, Inc.	523,180
4,300		Archer-Daniels-Midland Co.	96,793
1,930		Monsanto Co.	123,211
800		Reynolds American, Inc.	67,152
1,000		UST, Inc.	42,560
			852,896
		Airlines: 0.0%
2,700		Southwest Airlines Co.	35,964
			35,964
		Apparel: 0.1%
2,600	@	Coach, Inc.	86,294
620		Jones Apparel Group, Inc.	17,472
720		Liz Claiborne, Inc.	29,542
1,640		Nike, Inc.	129,411
250		Reebok Intl., Ltd.	14,075
750		VF Corp.	44,483
			321,277
		Auto Manufacturers: 0.0%
7,360		Ford Motor Co.	73,379
310		PACCAR, Inc.	21,725
			95,104
		Auto Parts and Equipment: 0.0%
2,000		Delphi Corp.	11,100
800	@	Goodyear Tire & Rubber Co.	13,440
600		Johnson Controls, Inc.	35,988
			60,528

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 19.1% (continued)
		Banks: 1.2%
1,250		AmSouth Bancorporation	$32,900
24,886		Bank of America Corp.	1,070,844
1,856		BB&T Corp.	75,298
900		Comerica, Inc.	54,441
450		Compass Bancshares, Inc.	21,065
450		First Horizon National Corp.	17,586
800		Huntington Bancshares, Inc.	19,192
2,450		KeyCorp	81,144
350		M & T Bank Corp.	37,317
750		Marshall & Ilsley Corp.	32,828
750		Mellon Financial Corp.	24,338
3,650		National City Corp.	133,699
150		North Fork Bancorporation, Inc.	4,124
750		Northern Trust Corp.	37,380
1,100		PNC Financial Services Group, Inc.	61,853
200		Regions Financial Corp.	6,544
1,250		State Street Corp.	60,413
1,300		SunTrust Banks, Inc.	91,364
919		Synovus Financial Corp.	26,440
1,400		The Bank of New York Co., Inc.	42,798
6,750		U.S. Bancorp	197,234
6,284		Wachovia Corp.	311,811
6,200		Wells Fargo & Co.	369,643
250		Zions Bancorporation	17,465
			2,827,721

		Beverages: 0.6%
250		Anheuser-Busch Cos., Inc.	11,078
620		Brown-Forman Corp.	35,111
13,850		Coca-Cola Co.	609,400
1,400		Coca-Cola Enterprises, Inc.	31,290
700	@	Constellation Brands, Inc.	19,264
800		Pepsi Bottling Group, Inc.	23,584
12,240		PepsiCo, Inc.	671,363
			1,401,090
		Biotechnology: 0.2%
4,926	@	Amgen, Inc.	393,586
450	@	Genzyme Corp.	32,027
400	@	MedImmune, Inc.	11,972
250	@	Millipore Corp.	15,988
			453,573
		Building Materials: 0.1%
730		American Standard Cos., Inc.	33,288
750		Masco Corp.	23,010
700		Vulcan Materials Co.	50,295
			106,593
		Chemicals: 0.3%
1,000		Air Products & Chemicals, Inc.	55,400
300		Ashland, Inc.	18,237
3,800		Dow Chemical Co.	164,160
4,550		E.I. du Pont de Nemours & Co.	180,043
550		Eastman Chemical Co.	26,384
500		Ecolab, Inc.	16,500
240		Engelhard Corp.	6,828
300		International Flavors & Fragrances, Inc.	10,830
1,210		PPG Industries, Inc.	76,206
1,450		Praxair, Inc.	70,035
800		Rohm & Haas Co.	34,728
800		Sherwin-Williams Co.	37,088
250		Sigma-Aldrich Corp.	15,600
			712,039

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 19.1% (continued)
		Commercial Services: 0.2%
6,550		Cendant Corp.	$133,227
930		Equifax, Inc.	30,727
620		H&R Block, Inc.	16,709
2,140		McKesson Corp.	99,874
900		Moody’s Corp.	44,199
1,450		Paychex, Inc.	49,489
650		R.R. Donnelley & Sons Co.	24,284
650		Robert Half Intl., Inc.	21,892
			420,401
		Computers: 0.9%
400	@	Affiliated Computer Services, Inc.	20,780
5,980	@	Apple Computer, Inc.	280,641
750	@	Computer Sciences Corp.	33,413
17,700	@	Dell, Inc.	630,120
950		Electronic Data Systems Corp.	21,280
9,450	@	EMC Corp.	121,527
11,300		Hewlett-Packard Co.	313,688
5,850		International Business Machines Corp.	471,627
180	@	Lexmark Intl., Inc.	11,336
1,150	@	NCR Corp.	39,353
1,350	@	Network Appliance, Inc.	32,049
23,800	@	Sun Microsystems, Inc.	90,440
1,250	@	Unisys Corp.	8,313
			2,074,567
		Cosmetics/Personal Care: 0.4%
375		Alberto-Culver Co.	16,106
3,250		Colgate-Palmolive Co.	170,625
3,900		Gillette Co.	210,093
9,050		Procter & Gamble Co.	502,094
			898,918
		Distribution/Wholesale: 0.0%
700		Genuine Parts Co.	32,074
200		W.W. Grainger, Inc.	12,864
			44,938
		Diversified Financial Services: 1.0%
4,800		American Express Co.	265,152
430		Bear Stearns Cos., Inc.	43,215
930		Capital One Financial Corp.	76,483
4,050		Charles Schwab Corp.	54,797
1,150		CIT Group, Inc.	52,072
9,450		Citigroup, Inc.	413,626
2,118		Countrywide Financial Corp.	71,567
1,300	@	E*TRADE Financial Corp.	20,800
3,710		Fannie Mae	189,358
150		Federated Investors, Inc.	4,659
750		Franklin Resources, Inc.	60,330
2,630		Freddie Mac	158,799
150		Goldman Sachs Group, Inc.	16,677
1,710		Lehman Brothers Holdings, Inc.	180,679
4,600		MBNA Corp.	115,920
3,600		Merrill Lynch & Co., Inc.	205,776
3,950		Morgan Stanley	200,937
2,140	@	Providian Financial Corp.	39,804
1,800		SLM Corp.	89,550
450		T. Rowe Price Group, Inc.	28,350
			2,288,551

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 19.1% (continued)
		Electric: 0.6%
1,270	@	AES Corp.	$19,990
600	@	Allegheny Energy, Inc.	18,096
850		Ameren Corp.	46,691
1,600		American Electric Power Co., Inc.	59,488
1,150		CenterPoint Energy, Inc.	16,342
1,550	@	CMS Energy Corp.	24,955
1,050		Consolidated Edison, Inc.	49,256
950		Constellation Energy Group, Inc.	55,813
100		Dominion Resources, Inc.	7,648
700		DTE Energy Co.	32,039
3,650		Duke Energy Corp.	105,813
2,390		Edison Intl.	107,621
950		Entergy Corp.	71,164
2,650		Exelon Corp.	142,808
1,300		FirstEnergy Corp.	66,339
850		FPL Group, Inc.	36,627
550		NiSource, Inc.	13,277
1,620		PG&E Corp.	60,782
400		Pinnacle West Capital Corp.	17,972
1,900		PPL Corp.	60,724
200		Progress Energy, Inc.	8,718
900		Public Service Enterprise Group, Inc.	58,095
1,600		Southern Co.	55,040
1,550		TECO Energy, Inc.	26,986
1,700		TXU Corp.	164,933
850		Xcel Energy, Inc.	16,354
			1,343,571
		Electrical Components and Equipment: 0.1%
1,650		Emerson Electric Co.	111,012
			111,012
		Electronics: 0.1%
1,850	@	Agilent Technologies, Inc.	59,496
1,000		Applera Corp. - Applied Biosystems Group	21,500
900	@	Jabil Circuit, Inc.	26,496
50		Parker Hannifin Corp.	3,222
700		PerkinElmer, Inc.	14,490
4,200	@	Solectron Corp.	17,220
950	@	Thermo Electron Corp.	26,505
550	@	Waters Corp.	25,009
			193,938
		Entertainment: 0.0%
1,250		International Game Technology	34,650
			34,650
		Environmental Control: 0.0%
2,100		Waste Management, Inc.	57,603
			57,603
		Food: 0.2%
300		Albertson’s, Inc.	6,039
1,200		Campbell Soup Co.	35,280
900		ConAgra Foods, Inc.	20,547
1,450		General Mills, Inc.	66,873
1,100		H.J. Heinz Co.	39,512
850		Hershey Foods Corp.	50,227
1,450		Kellogg Co.	65,729
2,650	@	Kroger Co.	52,311
500		McCormick & Co., Inc.	16,955
1,800		Safeway, Inc.	42,714
475		Sara Lee Corp.	9,025
950		SUPERVALU, Inc.	33,060
750		Wm. Wrigley Jr. Co.	53,288
			491,560

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 19.1% (continued)
		Forest Products and Paper: 0.1%
90		Georgia-Pacific Corp.	$2,888
520		Louisiana-Pacific Corp.	13,151
750		MeadWestvaco Corp.	21,728
600		Plum Creek Timber Co., Inc.	22,050
600		Temple-Inland, Inc.	23,094
500		Weyerhaeuser Co.	32,509
			115,420
		Gas: 0.0%
500		KeySpan Corp.	19,085
1,050		Sempra Energy	47,061
			66,146
		Hand/Machine Tools: 0.0%
560		Black & Decker Corp.	47,768
250		Snap-On, Inc.	8,875
350		Stanley Works	16,013
			72,656
		Healthcare-Products: 0.6%
250		Bausch & Lomb, Inc.	18,948
2,300		Baxter Intl., Inc.	92,759
1,580		Becton Dickinson & Co.	83,155
2,900	@	Boston Scientific Corp.	77,952
400		C.R. Bard, Inc.	25,732
1,260		Guidant Corp.	89,006
10,850		Johnson & Johnson	687,782
4,850		Medtronic, Inc.	276,450
1,600	@	St. Jude Medical, Inc.	73,440
100	@	Zimmer Holdings, Inc.	8,217
			1,433,441
		Healthcare-Services: 0.5%
2,120		Aetna, Inc.	168,900
1,550		HCA, Inc.	76,415
1,180	@	Humana, Inc.	56,829
450	@	Laboratory Corp. of America Holdings	22,194
400		Quest Diagnostics, Inc.	19,992
9,270		UnitedHealth Group, Inc.	477,405
4,480	@	WellPoint, Inc.	332,640
			1,154,375
		Home Builders: 0.0%
200		Centex Corp.	13,550
500		DR Horton, Inc.	18,460
			32,010
		Household Products/Wares: 0.1%
630		Clorox Co.	36,269
50		Fortune Brands, Inc.	4,349
3,000		Kimberly-Clark Corp.	186,960
			227,578
		Housewares: 0.0%
900		Newell Rubbermaid, Inc.	21,087
			21,087

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 19.1% (continued)
		Insurance: 1.2%
2,060	@@	ACE Ltd.	$91,485
2,100		AFLAC, Inc.	90,762
4,910		Allstate Corp.	275,990
400		AMBAC Financial Group, Inc.	27,432
9,350		American Intl. Group, Inc.	553,519
1,300		Aon Corp.	38,896
1,350		Chubb Corp.	117,396
920		CIGNA Corp.	106,094
605		Cincinnati Financial Corp.	24,793
1,800		Hartford Financial Services Group, Inc.	131,490
450		Jefferson-Pilot Corp.	22,379
950		Lincoln National Corp.	47,111
950		Loews Corp.	83,306
450		MBIA, Inc.	26,087
5,350		MetLife, Inc.	262,042
290		MGIC Investment Corp.	18,105
1,850		Principal Financial Group	84,730
1,450		Progressive Corp.	139,795
3,260		Prudential Financial, Inc.	209,846
890		Safeco Corp.	46,405
4,150		St. Paul Travelers Cos., Inc.	178,492
650		Torchmark Corp.	34,281
1,050		UnumProvident Corp.	20,286
510	@@	XL Capital Ltd.	35,445
			2,666,167
		Internet: 0.2%
4,400	@	eBay, Inc.	178,156
500	@	Monster Worldwide, Inc.	15,620
8,714	@	Symantec Corp.	182,820
2,400	@	Yahoo!, Inc.	80,016
			456,612
		Iron/Steel: 0.0%
1,050		Nucor Corp.	59,304
820		United States Steel Corp.	34,374
			93,678
		Leisure Time: 0.1%
330		Brunswick Corp.	14,520
2,100		Carnival Corp.	103,614
1,250		Harley-Davidson, Inc.	61,575
550		Sabre Holdings Corp.	10,549
			190,258
		Lodging: 0.1%
650		Harrah’s Entertainment, Inc.	45,214
1,400		Hilton Hotels Corp.	32,438
780		Marriott Intl., Inc.	49,304
800		Starwood Hotels & Resorts Worldwide, Inc.	46,640
			173,596
		Machinery-Diversified: 0.1%
200		Cummins, Inc.	17,294
900		Deere & Co.	58,842
650		Rockwell Automation, Inc.	33,826
			109,962

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 19.1% (continued)
		Media: 0.5%
8,350	@	Comcast Corp.	$256,763
100		Gannett Co., Inc.	7,272
2,760		McGraw-Hill Cos., Inc.	133,087
230		Meredith Corp.	11,293
450		New York Times Co.	14,369
10,500		News Corp. - Class A	170,205
17,350		Time Warner, Inc.	310,911
100		Tribune Co.	3,757
3,000		Viacom, Inc.	101,970
7,750		Walt Disney Co.	195,223
			1,204,850
		Mining: 0.1%
1,300		Freeport-McMoRan Copper & Gold, Inc.	54,821
440		Phelps Dodge Corp.	47,313
			102,134
		Miscellaneous Manufacturing: 0.9%
2,750		3M Co.	195,663
300		Cooper Industries Ltd.	19,932
1,150		Danaher Corp.	61,594
700		Dover Corp.	28,490
110		Eastman Kodak Co.	2,681
550		Eaton Corp.	35,156
42,400		General Electric Co.	1,425,063
3,450		Honeywell Intl., Inc.	132,066
1,050		Illinois Tool Works, Inc.	88,494
700	@@	Ingersoll-Rand Co. Ltd.	55,734
330		ITT Industries, Inc.	36,010
400		Pall Corp.	11,440
730		Textron, Inc.	52,049
			2,144,372
		Office/Business Equipment: 0.0%
900		Pitney Bowes, Inc.	38,925
3,750	@	Xerox Corp.	50,288
			89,213
		Oil and Gas: 2.1%
370		Amerada Hess Corp.	47,027
750		Anadarko Petroleum Corp.	68,153
418		Apache Corp.	29,937
2,350		Burlington Resources, Inc.	173,407
13,465		ChevronTexaco Corp.	826,750
6,536		ConocoPhillips	430,983
3,000		Devon Energy Corp.	182,310
800		EOG Resources, Inc.	51,064
38,000		Exxon Mobil Corp.	2,276,199
450		Kerr-McGee Corp.	39,614
1,650		Marathon Oil Corp.	106,112
400		Murphy Oil Corp.	21,860
400	@, @@	Nabors Industries, Ltd.	26,800
50		Noble Corp.	3,565
1,780		Occidental Petroleum Corp.	147,793
300	@	Rowan Cos., Inc.	11,160
900		Sunoco, Inc.	65,430
1,100	@	Transocean, Inc.	64,944
1,500		Valero Energy Corp.	159,750
			4,732,858
		Oil and Gas Services: 0.1%
100		BJ Services Co.	6,308
1,600		Halliburton Co.	99,152
50	@	National-Oilwell Varco, Inc.	3,211
200		Schlumberger Ltd.	17,246
400	@	Weatherford Intl. Ltd.	27,084
			153,001

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 19.1% (continued)
		Packaging and Containers: 0.0%
690		Ball Corp.	$25,882
300	@	Pactiv Corp.	5,823
300	@	Sealed Air Corp.	15,225
			46,930
		Pharmaceuticals: 0.9%
2,800		Abbott Laboratories	126,364
550		Allergan, Inc.	50,628
750		AmerisourceBergen Corp.	56,003
700		Bristol-Myers Squibb Co.	17,129
3,120		Cardinal Health, Inc.	185,983
1,750	@	Caremark Rx, Inc.	81,778
400		Eli Lilly & Co.	22,008
900	@	Express Scripts, Inc.	52,074
1,250	@	Forest Laboratories, Inc.	55,500
1,750	@	Gilead Sciences, Inc.	75,250
650	@	Hospira, Inc.	25,896
650	@	King Pharmaceuticals, Inc.	9,555
1,182	@	Medco Health Solutions, Inc.	58,237
8,050		Merck & Co., Inc.	227,251
27,030		Pfizer, Inc.	688,453
5,800		Schering-Plough Corp.	124,178
450	@	Watson Pharmaceuticals, Inc.	15,516
4,750		Wyeth	217,503
			2,089,306
		Pipelines: 0.0%
150		Kinder Morgan, Inc.	14,321
1,800		Williams Cos., Inc.	40,392
			54,713
		Real Estate Investment Trusts: 0.1%
350		Apartment Investment & Management Co.	13,965
150		Equity Residential	5,666
350		ProLogis	15,229
400		Public Storage, Inc.	27,008
800		Simon Property Group, Inc.	60,855
400		Vornado Realty Trust	34,408
			157,131
		Retail: 1.4%
100	@	Autonation, Inc.	2,081
1,200	@	Bed Bath & Beyond, Inc.	48,660
3,275		Best Buy Co., Inc.	156,087
850		Circuit City Stores, Inc.	14,357
1,850		Costco Wholesale Corp.	80,364
850		Darden Restaurants, Inc.	26,699
520		Dillard’s, Inc.	11,705
50		Family Dollar Stores, Inc.	994
1,443		Federated Department Stores, Inc.	99,514
3,050		Gap, Inc.	57,981
15,650		Home Depot, Inc.	631,007
1,600		J.C. Penney Co., Inc. Holding Co.	77,808
600	@	Kohl’s Corp.	31,470
1,440		Limited Brands, Inc.	31,651
2,780		Lowe’s Cos., Inc.	178,781
4,850		McDonald’s Corp.	157,383
1,500		Nordstrom, Inc.	50,370
1,160	@	Office Depot, Inc.	34,800
390	@	Sears Holdings Corp.	52,985

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 19.1% (continued)
5,025		Staples, Inc.	$110,349
1,650	@	Starbucks Corp.	80,916
3,250		Target Corp.	174,688
1,600		TJX Cos., Inc.	33,456
11,950		Wal-Mart Stores, Inc.	537,271
7,460		Walgreen Co.	345,621
650		Wendy’s Intl., Inc.	30,641
1,050		Yum! Brands, Inc.	49,749
			3,107,388
		Savings and Loans: 0.1%
1,040		Golden West Financial Corp.	63,430
5,400		Washington Mutual, Inc.	224,532
			287,962
		Semiconductors: 0.7%
1,500	@	Altera Corp.	32,805
1,500		Analog Devices, Inc.	54,675
5,950		Applied Materials, Inc.	108,944
1,100	@	Broadcom Corp.	47,850
1,295	@	Freescale Semiconductor, Inc.	31,184
38,210		Intel Corp.	982,760
700		KLA-Tencor Corp.	35,532
950		Linear Technology Corp.	36,034
1,400	@	LSI Logic Corp.	13,496
1,150		Maxim Integrated Products, Inc.	49,048
2,150		National Semiconductor Corp.	53,600
550	@	Novellus Systems, Inc.	14,746
650	@	Nvidia Corp.	19,942
350	@	QLogic Corp.	12,096
6,500		Texas Instruments, Inc.	212,419
			1,705,131
		Software: 0.9%
3,300		Adobe Systems, Inc.	89,232
1,630	@	Autodesk, Inc.	70,416
2,400		Automatic Data Processing, Inc.	102,600
1,180	@	BMC Software, Inc.	23,600
450	@	Citrix Systems, Inc.	10,710
1,900		Computer Associates Intl., Inc.	51,224
1,950	@	Compuware Corp.	17,667
520	@	Electronic Arts, Inc.	29,786
3,007		First Data Corp.	124,941
750	@	Fiserv, Inc.	33,653
1,150		IMS Health, Inc.	31,280
1,150	@	Intuit, Inc.	52,716
350	@	Mercury Interactive Corp.	12,835
36,550		Microsoft Corp.	1,001,469
1,000	@	Novell, Inc.	6,580
27,350	@	Oracle Corp.	354,729
1,960	@	Parametric Technology Corp.	11,878
1,800		Siebel Systems, Inc.	14,850
			2,040,166
		Telecommunications: 1.1%
400	@	ADC Telecommunications, Inc.	8,376
800		Alltel Corp.	49,592
1,740		AT&T Corp.	34,243
1,450	@	Avaya, Inc.	14,790
800		BellSouth Corp.	21,032
900		CenturyTel, Inc.	32,310
23,250	@	Cisco Systems, Inc.	409,664
1,200		Citizens Communications Co.	16,368
600	@	Comverse Technology, Inc.	15,468

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 19.1% (continued)
2,500	@	Corning, Inc.	$49,900
17,940		Motorola, Inc.	392,527
5,700		QUALCOMM, Inc.	226,347
3,600	@	Qwest Communications Intl., Inc.	14,040
15,600		SBC Communications, Inc.	375,648
850		Scientific-Atlanta, Inc.	32,521
13,774		Sprint Corp.	357,160
1,450	@	Tellabs, Inc.	12,891
12,150		Verizon Communications, Inc.	397,427
			2,460,304
		Textiles: 0.0%
550		Cintas Corp.	22,688
			22,688
		Toys/Games/Hobbies: 0.0%
1,000		Hasbro, Inc.	20,700
1,600		Mattel, Inc.	28,848
			49,548
		Transportation: 0.3%
1,500		Burlington Northern Santa Fe Corp.	79,530
1,550		CSX Corp.	68,092
1,250		FedEx Corp.	101,800
2,500		Norfolk Southern Corp.	89,025
500		Union Pacific Corp.	34,135
4,450		United Parcel Service, Inc.	315,460
			688,042
		Total Common Stock (Cost $34,494,616)	44,065,469

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 71.5%
	Federal National Mortgage Association: 71.5%
$177,000,000	4.090%, due 06/05/07	$164,919,750
	Total U.S. Government Agency Obligations
	(Cost $162,915,160)	164,919,750
U.S. TREASURY OBLIGATIONS: 8.9%
	U.S. Treasury STRIP: 8.9%
21,905,000	3.830%, due 05/15/07	20,546,255
	Total U.S. Treasury Obligations
	(Cost $20,313,312)	20,546,255
	Total Long-Term Investments
	(Cost $217,723,088)	229,531,474
SHORT-TERM INVESTMENTS: 0.8%
	Repurchase Agreement: 0.8%
1,769,000	Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $1,769,176 to be received upon repurchase (Collateralized by $1,815,000 Federal Home Loan Mortgage Corporation, 3.350%, Market Value plus accrued interest $1,804,749, due 11/09/07).	1,769,000
	Total Short-Term Investments
	(Cost $1,769,000)	1,769,000

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund III	as of August 31, 2005 (Unaudited)(continued)

			Value

	Total Investments In Securities
	(Cost $219,492,088)*	100.3%	$231,300,474
	Other Assets and Liabilities—Net	(0.3)	(607,764)
	Net Assets	100.0%	$230,692,710
@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $221,769,537
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$9,859,397
	Gross Unrealized Depreciation		(328,460)
	Net Unrealized Appreciation		$9,530,937

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 39.6%
		Advertising: 0.1%
6,050	@	Interpublic Group of Cos., Inc.	$73,387
3,050		Omnicom Group, Inc.	245,342
			318,729
		Aerospace/Defense: 1.1%
21,200		Boeing Co.	1,420,823
5,250		General Dynamics Corp.	601,598
1,850		Goodrich Corp.	84,767
1,800		L-3 Communications Holdings, Inc.	147,384
12,180		Lockheed Martin Corp.	758,083
10,853		Northrop Grumman Corp.	608,745
11,400		Raytheon Co.	447,108
2,800		Rockwell Collins, Inc.	134,764
17,020		United Technologies Corp.	851,000
			5,054,272
		Agriculture: 0.8%
30,800		Altria Group, Inc.	2,177,559
17,350		Archer-Daniels-Midland Co.	390,549
7,850		Monsanto Co.	501,144
3,520		Reynolds American, Inc.	295,469
4,200		UST, Inc.	178,752
			3,543,473
		Airlines: 0.0%
11,100		Southwest Airlines Co.	147,852
			147,852
		Apparel: 0.3%
10,400	@	Coach, Inc.	345,176
870		Jones Apparel Group, Inc.	24,517
2,780		Liz Claiborne, Inc.	114,063
6,930		Nike, Inc.	546,846
700		Reebok Intl., Ltd.	39,410
3,010		VF Corp.	178,523
			1,248,535
		Auto Manufacturers: 0.1%
30,470		Ford Motor Co.	303,786
245		PACCAR, Inc.	17,170
			320,956
		Auto Parts and Equipment: 0.1%
8,500		Delphi Corp.	47,175
3,700	@	Goodyear Tire & Rubber Co.	62,160
2,800		Johnson Controls, Inc.	167,944
			277,279

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.6% (continued)
		Banks: 2.6%
5,050		AmSouth Bancorporation	$132,916
103,174		Bank of America Corp.	4,439,576
7,910		BB&T Corp.	320,909
4,550		Comerica, Inc.	275,230
1,900		Compass Bancshares, Inc.	88,939
950		First Horizon National Corp.	37,126
3,500		Huntington Bancshares, Inc.	83,965
10,300		KeyCorp	341,136
1,800		M & T Bank Corp.	191,916
3,150		Marshall & Ilsley Corp.	137,876
3,150		Mellon Financial Corp.	102,218
15,250		National City Corp.	558,607
675		North Fork Bancorporation, Inc.	18,556
3,150		Northern Trust Corp.	156,996
4,450		PNC Financial Services Group, Inc.	250,224
700		Regions Financial Corp.	22,904
5,150		State Street Corp.	248,900
5,300		SunTrust Banks, Inc.	372,484
3,884		Synovus Financial Corp.	111,743
5,750		The Bank of New York Co., Inc.	175,778
28,000		U.S. Bancorp	818,159
26,189		Wachovia Corp.	1,299,497
25,650		Wells Fargo & Co.	1,529,252
1,450		Zions Bancorporation	101,297
			11,816,204
		Beverages: 1.3%
1,200		Anheuser-Busch Cos., Inc.	53,172
2,710		Brown-Forman Corp.	153,467
57,500		Coca-Cola Co.	2,530,000
5,300		Coca-Cola Enterprises, Inc.	118,455
2,900	@	Constellation Brands, Inc.	79,808
4,150		Pepsi Bottling Group, Inc.	122,342
50,680		PepsiCo, Inc.	2,779,798
			5,837,042
		Biotechnology: 0.4%
20,550	@	Amgen, Inc.	1,641,945
1,900	@	Genzyme Corp.	135,223
1,900	@	MedImmune, Inc.	56,867
750	@	Millipore Corp.	47,963
			1,881,998

		Building Materials: 0.1%
2,950		American Standard Cos., Inc.	134,520
3,300		Masco Corp.	101,244
1,900		Vulcan Materials Co.	136,515
			372,279
		Chemicals: 0.6%
3,950		Air Products & Chemicals, Inc.	218,830
1,200		Ashland, Inc.	72,948
15,850		Dow Chemical Co.	684,719
17,150		E.I. du Pont de Nemours & Co.	678,626
1,800		Eastman Chemical Co.	86,346
1,900		Ecolab, Inc.	62,700
950		Engelhard Corp.	27,028
1,200		International Flavors & Fragrances, Inc.	43,320
5,100		PPG Industries, Inc.	321,198
6,100		Praxair, Inc.	294,630
4,100		Rohm & Haas Co.	177,981
2,250		Sherwin-Williams Co.	104,310
1,200		Sigma-Aldrich Corp.	74,880
			2,847,516

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.6% (continued)
		Commercial Services: 0.4%
27,002		Cendant Corp.	$549,220
3,890		Equifax, Inc.	128,526
2,460		H&R Block, Inc.	66,297
8,880		McKesson Corp.	414,430
4,200		Moody’s Corp.	206,262
5,900		Paychex, Inc.	201,367
3,000		R.R. Donnelley & Sons Co.	112,080
2,300		Robert Half Intl., Inc.	77,464
			1,755,646
		Computers: 1.9%
1,800	@	Affiliated Computer Services, Inc.	93,510
24,900	@	Apple Computer, Inc.	1,168,557
3,050	@	Computer Sciences Corp.	135,878
73,240	@	Dell, Inc.	2,607,344
3,950		Electronic Data Systems Corp.	88,480
39,100	@	EMC Corp.	502,826
45,950		Hewlett-Packard Co.	1,275,572
24,300		International Business Machines Corp.	1,959,066
950	@	Lexmark Intl., Inc.	59,831
3,500	@	NCR Corp.	119,770
5,550	@	Network Appliance, Inc.	131,757
102,010	@	Sun Microsystems, Inc.	387,638
4,700	@	Unisys Corp.	31,255
			8,561,484
		Cosmetics/Personal Care: 0.8%
1,575		Alberto-Culver Co.	67,646
13,450		Colgate-Palmolive Co.	706,125
15,800		Gillette Co.	851,146
37,350		Procter & Gamble Co.	2,072,178
			3,697,095
		Distribution/Wholesale: 0.0%
3,250		Genuine Parts Co.	148,915
1,200		W.W. Grainger, Inc.	77,184
			226,099
		Diversified Financial Services: 2.0%
19,850		American Express Co.	1,096,514
1,700		Bear Stearns Cos., Inc.	170,850
3,780		Capital One Financial Corp.	310,867
16,950		Charles Schwab Corp.	229,334
5,500		CIT Group, Inc.	249,040
39,300		Citigroup, Inc.	1,720,160
8,908		Countrywide Financial Corp.	301,001
5,600	@	E*TRADE Financial Corp.	89,600
14,950		Fannie Mae	763,048
150		Federated Investors, Inc.	4,659
3,100		Franklin Resources, Inc.	249,364
10,250		Freddie Mac	618,895
650		Goldman Sachs Group, Inc.	72,267
7,000		Lehman Brothers Holdings, Inc.	739,620
19,100		MBNA Corp.	481,320
14,500		Merrill Lynch & Co., Inc.	828,820
16,300		Morgan Stanley	829,181
8,900	@	Providian Financial Corp.	165,540
6,850		SLM Corp.	340,788
1,850		T. Rowe Price Group, Inc.	116,550
			9,377,418

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.6% (continued)
		Electric: 1.2%
5,400	@	AES Corp.	$84,996
2,700	@	Allegheny Energy, Inc.	81,432
3,450		Ameren Corp.	189,509
5,850		American Electric Power Co., Inc.	217,503
4,700		CenterPoint Energy, Inc.	66,787
6,350	@	CMS Energy Corp.	102,235
4,450		Consolidated Edison, Inc.	208,750
3,250		Constellation Energy Group, Inc.	190,938
600		Dominion Resources, Inc.	45,888
2,900		DTE Energy Co.	132,733
15,300		Duke Energy Corp.	443,547
9,910		Edison Intl.	446,247
4,050		Entergy Corp.	303,386
11,050		Exelon Corp.	595,485
5,300		FirstEnergy Corp.	270,459
3,500		FPL Group, Inc.	150,815
2,350		NiSource, Inc.	56,729
6,270		PG&E Corp.	235,250
1,800		Pinnacle West Capital Corp.	80,874
7,300		PPL Corp.	233,308
900		Progress Energy, Inc.	39,231
3,700		Public Service Enterprise Group, Inc.	238,835
6,650		Southern Co.	228,760
4,100		TECO Energy, Inc.	71,381
7,220		TXU Corp.	700,483
3,600		Xcel Energy, Inc.	69,264
			5,484,825
		Electrical Components and Equipment: 0.1%
6,900		Emerson Electric Co.	464,232
			464,232
		Electronics: 0.2%
6,900	@	Agilent Technologies, Inc.	221,904
4,400		Applera Corp. - Applied Biosystems Group	94,600
4,430	@	Jabil Circuit, Inc.	130,419
200		Parker Hannifin Corp.	12,888
3,500		PerkinElmer, Inc.	72,450
16,850	@	Solectron Corp.	69,085
2,500	@	Thermo Electron Corp.	69,750
950	@	Waters Corp.	43,197
			714,293

		Entertainment: 0.0%
2,600		International Game Technology	72,072
			72,072
		Environmental Control: 0.0%
8,700		Waste Management, Inc.	238,641
			238,641
		Food: 0.5%
1,350		Albertson’s, Inc.	27,176
5,000		Campbell Soup Co.	147,000
3,950		ConAgra Foods, Inc.	90,179
6,050		General Mills, Inc.	279,025
4,750		H.J. Heinz Co.	170,620
3,900		Hershey Foods Corp.	230,451
5,550		Kellogg Co.	251,582
10,900	@	Kroger Co.	215,166
2,900		McCormick & Co., Inc.	98,339
7,300		Safeway, Inc.	173,229
2,051		Sara Lee Corp.	38,969
3,600		SUPERVALU, Inc.	125,280
3,300		Wm. Wrigley Jr. Co.	234,465
			2,081,481

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.6% (continued)
		Forest Products and Paper: 0.1%
400		Georgia-Pacific Corp.	$12,836
2,500		Louisiana-Pacific Corp.	63,225
3,200		MeadWestvaco Corp.	92,704
3,250		Plum Creek Timber Co., Inc.	119,438
2,200		Temple-Inland, Inc.	84,678
2,100		Weyerhaeuser Co.	136,542
			509,423
		Gas: 0.1%
3,000		KeySpan Corp.	114,510
4,200		Sempra Energy	188,244
			302,754
		Hand/Machine Tools: 0.1%
2,420		Black & Decker Corp.	206,426
400		Snap-On, Inc.	14,200
1,800		Stanley Works	82,350
			302,976
		Healthcare-Products: 1.3%
1,150		Bausch & Lomb, Inc.	87,159
9,550		Baxter Intl., Inc.	385,152
6,480		Becton Dickinson & Co.	341,042
11,900	@	Boston Scientific Corp.	319,872
2,400		C.R. Bard, Inc.	154,392
5,410		Guidant Corp.	382,162
44,850		Johnson & Johnson	2,843,041
20,100		Medtronic, Inc.	1,145,700
6,400	@	St. Jude Medical, Inc.	293,760
400	@	Zimmer Holdings, Inc.	32,868
			5,985,148
		Healthcare-Services: 1.0%
8,780		Aetna, Inc.	699,503
6,350		HCA, Inc.	313,055
4,200	@	Humana, Inc.	202,272
2,150	@	Laboratory Corp. of America Holdings	106,038
1,400		Quest Diagnostics, Inc.	69,972
38,340		UnitedHealth Group, Inc.	1,974,510
18,500	@	WellPoint, Inc.	1,373,625
			4,738,975
		Home Builders: 0.0%
1,000		Centex Corp.	67,750
2,100		DR Horton, Inc.	77,532
			145,282
		Household Products/Wares: 0.2%
2,570		Clorox Co.	147,955
250		Fortune Brands, Inc.	21,745
12,300		Kimberly-Clark Corp.	766,536
			936,236
		Housewares: 0.0%
4,500		Newell Rubbermaid, Inc.	105,435
			105,435

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.6% (continued)
		Insurance: 2.4%
8,690	@@	ACE Ltd.	$385,923
7,800		AFLAC, Inc.	337,116
20,250		Allstate Corp.	1,138,252
1,800		AMBAC Financial Group, Inc.	123,444
38,650		American Intl. Group, Inc.	2,288,079
5,250		Aon Corp.	157,080
5,930		Chubb Corp.	515,673
3,980		CIGNA Corp.	458,974
2,541		Cincinnati Financial Corp.	104,130
7,500		Hartford Financial Services Group, Inc.	547,875
1,000		Jefferson-Pilot Corp.	49,730
4,000		Lincoln National Corp.	198,360
4,100		Loews Corp.	359,529
2,700		MBIA, Inc.	156,519
22,200		MetLife, Inc.	1,087,356
1,420		MGIC Investment Corp.	88,651
7,500		Principal Financial Group	343,500
6,030		Progressive Corp.	581,352
13,390		Prudential Financial, Inc.	861,914
3,820		Safeco Corp.	199,175
17,300		St. Paul Travelers Cos., Inc.	744,073
2,100		Torchmark Corp.	110,754
4,500		UnumProvident Corp.	86,940
2,120	@@	XL Capital Ltd.	147,340
			11,071,739
		Internet: 0.4%
18,350	@	eBay, Inc.	742,992
2,150	@	Monster Worldwide, Inc.	67,166
36,050	@	Symantec Corp.	756,329
9,850	@	Yahoo!, Inc.	328,399
			1,894,886
		Iron/Steel: 0.1%
4,300		Nucor Corp.	242,864
3,450		United States Steel Corp.	144,624
			387,488
		Leisure Time: 0.2%
1,450		Brunswick Corp.	63,800
8,450		Carnival Corp.	416,923
4,700		Harley-Davidson, Inc.	231,522
3,400		Sabre Holdings Corp.	65,212
			777,457
		Lodging: 0.2%
2,730		Harrah’s Entertainment, Inc.	189,899
8,100		Hilton Hotels Corp.	187,677
3,330		Marriott Intl., Inc.	210,489
3,500		Starwood Hotels & Resorts Worldwide, Inc.	204,050
			792,115
		Machinery-Diversified: 0.1%
300		Cummins, Inc.	25,941
3,750		Deere & Co.	245,175
2,700		Rockwell Automation, Inc.	140,508
			411,624

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.6% (continued)
		Media: 1.1%
34,500	@	Comcast Corp.	$1,060,875
400		Gannett Co., Inc.	29,088
11,310		McGraw-Hill Cos., Inc.	545,368
1,050		Meredith Corp.	51,555
2,200		New York Times Co.	70,246
43,550		News Corp. - Class A	705,946
71,650		Time Warner, Inc.	1,283,967
500		Tribune Co.	18,785
12,600		Viacom, Inc.	428,274
31,950		Walt Disney Co.	804,821
			4,998,925
		Mining: 0.1%
5,300		Freeport-McMoRan Copper & Gold, Inc.	223,501
1,650		Phelps Dodge Corp.	177,425
			400,926
		Miscellaneous Manufacturing: 1.9%
11,600		3M Co.	825,340
1,700		Cooper Industries Ltd.	112,948
4,600		Danaher Corp.	246,376
3,050		Dover Corp.	124,135
2,170		Eastman Kodak Co.	52,883
2,200		Eaton Corp.	140,624
176,050		General Electric Co.	5,917,040
14,100		Honeywell Intl., Inc.	539,748
4,300		Illinois Tool Works, Inc.	362,404
2,750	@@	Ingersoll-Rand Co. Ltd.	218,955
1,350		ITT Industries, Inc.	147,312
1,800		Pall Corp.	51,480
3,130		Textron, Inc.	223,169
			8,962,414
		Office/Business Equipment: 0.1%
4,400		Pitney Bowes, Inc.	190,300
15,100	@	Xerox Corp.	202,491
			392,791
		Oil and Gas: 4.2%
960		Amerada Hess Corp.	122,016
3,050		Anadarko Petroleum Corp.	277,154
1,800		Apache Corp.	128,916
9,800		Burlington Resources, Inc.	723,142
55,604		ChevronTexaco Corp.	3,414,085
27,050		ConocoPhillips	1,783,677
12,400		Devon Energy Corp.	753,548
3,400		EOG Resources, Inc.	217,022
156,050		Exxon Mobil Corp.	9,347,394
1,250		Kerr-McGee Corp.	110,038
6,900		Marathon Oil Corp.	443,739
1,800		Murphy Oil Corp.	98,370
1,700	@, @@	Nabors Industries, Ltd.	113,900
400		Noble Corp.	28,520
7,240		Occidental Petroleum Corp.	601,137
1,200	@	Rowan Cos., Inc.	44,640
3,600		Sunoco, Inc.	261,720
4,450	@	Transocean, Inc.	262,728
6,500		Valero Energy Corp.	692,250
			19,423,996
		Oil and Gas Services: 0.1%
450		BJ Services Co.	28,386
6,400		Halliburton Co.	396,608
200	@	National-Oilwell Varco, Inc.	12,842
700		Schlumberger Ltd.	60,361
1,600	@	Weatherford Intl. Ltd.	108,336
			606,533

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.6% (continued)
		Packaging and Containers: 0.0%
2,600		Ball Corp.	$97,526
2,550	@	Pactiv Corp.	49,496
1,400	@	Sealed Air Corp.	71,050
			218,072
		Pharmaceuticals: 1.9%
11,700		Abbott Laboratories	528,021
2,250		Allergan, Inc.	207,113
3,180		AmerisourceBergen Corp.	237,451
3,000		Bristol-Myers Squibb Co.	73,410
12,950		Cardinal Health, Inc.	771,950
7,450	@	Caremark Rx, Inc.	348,139
1,700		Eli Lilly & Co.	93,534
3,800	@	Express Scripts, Inc.	219,868
5,050	@	Forest Laboratories, Inc.	224,220
6,100	@	Gilead Sciences, Inc.	262,300
3,200	@	Hospira, Inc.	127,488
5,100	@	King Pharmaceuticals, Inc.	74,970
4,448	@	Medco Health Solutions, Inc.	219,153
33,350		Merck & Co., Inc.	941,470
112,270		Pfizer, Inc.	2,859,516
24,200		Schering-Plough Corp.	518,122
1,800	@	Watson Pharmaceuticals, Inc.	62,064
20,650		Wyeth	945,563
			8,714,352
		Pipelines: 0.1%
650		Kinder Morgan, Inc.	62,056
8,000		Williams Cos., Inc.	179,520
			241,576
		Real Estate Investment Trusts: 0.1%
1,550		Apartment Investment & Management Co.	61,845
450		Equity Residential	16,997
1,350		ProLogis	58,739
1,600		Public Storage, Inc.	108,032
3,300		Simon Property Group, Inc.	251,030
1,800		Vornado Realty Trust	154,836
			651,479
		Retail: 2.8%
350	@	Autonation, Inc.	7,284
4,950	@	Bed Bath & Beyond, Inc.	200,723
13,510		Best Buy Co., Inc.	643,887
2,850		Circuit City Stores, Inc.	48,137
7,550		Costco Wholesale Corp.	327,972
3,950		Darden Restaurants, Inc.	124,070
2,130		Dillard’s, Inc.	47,946
1,350		Family Dollar Stores, Inc.	26,838
5,817		Federated Department Stores, Inc.	401,279
12,620		Gap, Inc.	239,906
64,890		Home Depot, Inc.	2,616,364
7,850		J.C. Penney Co., Inc. Holding Co.	381,746
2,500	@	Kohl’s Corp.	131,125
5,900		Limited Brands, Inc.	129,682
11,640		Lowe’s Cos., Inc.	748,568
20,000		McDonald’s Corp.	649,000
6,400		Nordstrom, Inc.	214,912
4,750	@	Office Depot, Inc.	142,500
1,690	@	Sears Holdings Corp.	229,603

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.6% (continued)
19,135		Staples, Inc.	$420,205
6,850	@	Starbucks Corp.	335,924
13,450		Target Corp.	722,938
6,900		TJX Cos., Inc.	144,279
50,600		Wal-Mart Stores, Inc.	2,274,975
30,910		Walgreen Co.	1,432,059
1,850		Wendy’s Intl., Inc.	87,209
4,350		Yum! Brands, Inc.	206,103
			12,935,234
		Savings and Loans: 0.3%
4,800		Golden West Financial Corp.	292,752
22,500		Washington Mutual, Inc.	935,550
			1,228,302
		Semiconductors: 1.5%
5,000	@	Altera Corp.	109,350
6,100		Analog Devices, Inc.	222,345
24,500		Applied Materials, Inc.	448,595
4,450	@	Broadcom Corp.	193,575
5,390	@	Freescale Semiconductor, Inc.	129,791
158,100		Intel Corp.	4,066,332
2,950		KLA-Tencor Corp.	149,742
2,300		Linear Technology Corp.	87,239
5,800	@	LSI Logic Corp.	55,912
4,800		Maxim Integrated Products, Inc.	204,720
8,750		National Semiconductor Corp.	218,138
2,500	@	Novellus Systems, Inc.	67,025
2,950	@	Nvidia Corp.	90,506
1,800	@	QLogic Corp.	62,208
27,050		Texas Instruments, Inc.	883,994
			6,989,472
		Software: 1.8%
14,820		Adobe Systems, Inc.	400,733
6,100	@	Autodesk, Inc.	263,520
8,550		Automatic Data Processing, Inc.	365,513
4,680	@	BMC Software, Inc.	93,600
2,650	@	Citrix Systems, Inc.	63,070
7,800		Computer Associates Intl., Inc.	210,288
9,500	@	Compuware Corp.	86,070
2,200	@	Electronic Arts, Inc.	126,016
12,328		First Data Corp.	512,228
2,750	@	Fiserv, Inc.	123,393
3,650		IMS Health, Inc.	99,280
4,700	@	Intuit, Inc.	215,448
1,650	@	Mercury Interactive Corp.	60,506
151,450		Microsoft Corp.	4,149,729
6,400	@	Novell, Inc.	42,112
113,360	@	Oracle Corp.	1,470,279
8,170	@	Parametric Technology Corp.	49,510
7,450		Siebel Systems, Inc.	61,463
			8,392,758
		Telecommunications: 2.2%
1,700	@	ADC Telecommunications, Inc.	35,598
3,400		Alltel Corp.	210,766
7,190		AT&T Corp.	141,499
7,150	@	Avaya, Inc.	72,930
3,300		BellSouth Corp.	86,757
3,250		CenturyTel, Inc.	116,675
93,250	@	Cisco Systems, Inc.	1,643,064
5,000		Citizens Communications Co.	68,200
4,300	@	Comverse Technology, Inc.	110,854

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 39.6% (continued)
10,500	@	Corning, Inc.	$209,580
74,200		Motorola, Inc.	1,623,495
23,850		QUALCOMM, Inc.	947,084
14,900	@	Qwest Communications Intl., Inc.	58,110
64,750		SBC Communications, Inc.	1,559,180
3,850		Scientific-Atlanta, Inc.	147,301
57,120		Sprint Corp.	1,481,122
7,550	@	Tellabs, Inc.	67,120
50,350		Verizon Communications, Inc.	1,646,948
			10,226,283
		Textiles: 0.0%
2,350		Cintas Corp.	96,938
			96,938
		Toys/Games/Hobbies: 0.0%
4,400		Hasbro, Inc.	91,080
6,550		Mattel, Inc.	118,097
			209,177
		Transportation: 0.6%
6,050		Burlington Northern Santa Fe Corp.	320,771
6,540		CSX Corp.	287,302
5,100		FedEx Corp.	415,344
10,350		Norfolk Southern Corp.	368,564
1,950		Union Pacific Corp.	133,127
18,450		United Parcel Service, Inc.	1,307,920
			2,833,028
		Total Common Stock
		(Cost $138,063,577)	182,223,215

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 59.8%
	Federal Home Loan Bank: 59.8%
$300,000,000	4.220%, due 10/05/07	$275,129,700
	Total U.S. Government Agency Obligations
	(Cost $280,804,230)	275,129,700
U.S. TREASURY OBLIGATIONS: 0.2%
	U.S. Treasury STRIP: 0.2%
1,004,000	3.850%, due 08/15/07	932,567
	Total U.S. Treasury Obligations
	(Cost $933,156)	932,567
	Total Long-Term Investments
	(Cost $419,800,963)	458,285,482
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreement: 0.7%
3,315,000	Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $3,315,330 to be received upon repurchase (Collateralized by $3,386,000 Federal Home Loan Mortgage Corporation, 3.450%, Market Value plus accrued interest $3,381,990, due 03/12/08).	3,315,000
	Total Short-Term Investments
	(Cost $3,315,000)	3,315,000

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IV	as of August 31, 2005 (Unaudited)(continued)

			Value

	Total Investments In Securities
	(Cost $423,115,963)*	100.3%	$461,600,482
	Other Assets and Liabilities—Net	(0.3)	(1,348,054)
	Net Assets	100.0%	$460,252,428
@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $425,843,140
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$42,794,143
	Gross Unrealized Depreciation		(7,036,801)
	Net Unrealized Appreciation		$35,757,342

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 34.1%
		Advertising: 0.1%
4,550	@	Interpublic Group of Cos., Inc.	$55,192
2,150		Omnicom Group, Inc.	172,946
			228,138
		Aerospace/Defense: 0.9%
14,900		Boeing Co.	998,597
3,900		General Dynamics Corp.	446,901
1,300		Goodrich Corp.	59,566
1,250		L-3 Communications Holdings, Inc.	102,350
8,590		Lockheed Martin Corp.	534,642
7,617		Northrop Grumman Corp.	427,238
8,050		Raytheon Co.	315,721
1,800		Rockwell Collins, Inc.	86,634
11,700		United Technologies Corp.	585,000
			3,556,649
		Agriculture: 0.7%
22,050		Altria Group, Inc.	1,558,935
13,300		Archer-Daniels-Midland Co.	299,383
5,500		Monsanto Co.	351,120
2,490		Reynolds American, Inc.	209,011
3,100		UST, Inc.	131,936
			2,550,385
		Airlines: 0.0%
7,900		Southwest Airlines Co.	105,228
			105,228
		Apparel: 0.2%
8,050	@	Coach, Inc.	267,180
1,260		Jones Apparel Group, Inc.	35,507
1,750		Liz Claiborne, Inc.	71,803
4,840		Nike, Inc.	381,923
500		Reebok Intl., Ltd.	28,150
1,960		VF Corp.	116,248
			900,811
		Auto Manufacturers: 0.1%
21,380		Ford Motor Co.	213,159
175		PACCAR, Inc.	12,264
			225,423
		Auto Parts and Equipment: 0.0%
6,000		Delphi Corp.	33,300
2,000	@	Goodyear Tire & Rubber Co.	33,600
1,950		Johnson Controls, Inc.	116,961
			183,861

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.1% (continued)
		Banks: 2.2%
4,600		AmSouth Bancorporation	$121,072
72,844		Bank of America Corp.	3,134,476
5,604		BB&T Corp.	227,354
3,200		Comerica, Inc.	193,568
1,300		Compass Bancshares, Inc.	60,853
600		First Horizon National Corp.	23,448
2,450		Huntington Bancshares, Inc.	58,776
7,300		KeyCorp	241,776
1,250		M & T Bank Corp.	133,275
2,700		Marshall & Ilsley Corp.	118,179
2,300		Mellon Financial Corp.	74,635
10,750		National City Corp.	393,773
525		North Fork Bancorporation, Inc.	14,432
2,000		Northern Trust Corp.	99,680
3,150		PNC Financial Services Group, Inc.	177,125
500		Regions Financial Corp.	16,360
3,350		State Street Corp.	161,906
4,150		SunTrust Banks, Inc.	291,662
2,749		Synovus Financial Corp.	79,089
4,150		The Bank of New York Co., Inc.	126,866
20,550		U.S. Bancorp	600,471
18,499		Wachovia Corp.	917,919
17,700		Wells Fargo & Co.	1,055,273
1,050		Zions Bancorporation	73,353
			8,395,321
		Beverages: 1.1%
800		Anheuser-Busch Cos., Inc.	35,448
1,780		Brown-Forman Corp.	100,801
40,900		Coca-Cola Co.	1,799,600
3,550		Coca-Cola Enterprises, Inc.	79,343
2,100	@	Constellation Brands, Inc.	57,792
2,650		Pepsi Bottling Group, Inc.	78,122
35,710		PepsiCo, Inc.	1,958,693
			4,109,799
		Biotechnology: 0.4%
14,500	@	Amgen, Inc.	1,158,549
1,350	@	Genzyme Corp.	96,080
1,300	@	MedImmune, Inc.	38,909
450	@	Millipore Corp.	28,778
			1,322,316
		Building Materials: 0.1%
2,900		American Standard Cos., Inc.	132,240
2,300		Masco Corp.	70,564
2,100		Vulcan Materials Co.	150,885
			353,689
		Chemicals: 0.6%
2,800		Air Products & Chemicals, Inc.	155,120
800		Ashland, Inc.	48,632
12,100		Dow Chemical Co.	522,720
12,800		E.I. du Pont de Nemours & Co.	506,496
1,700		Eastman Chemical Co.	81,549
1,300		Ecolab, Inc.	42,900
600		Engelhard Corp.	17,070
1,000	@	Hercules, Inc.	12,750
1,000		International Flavors & Fragrances, Inc.	36,100
3,680		PPG Industries, Inc.	231,766
4,150		Praxair, Inc.	200,445
2,850		Rohm & Haas Co.	123,719
2,350		Sherwin-Williams Co.	108,946
700		Sigma-Aldrich Corp.	43,680
			2,131,893

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.1% (continued)
		Commercial Services: 0.3%
19,001		Cendant Corp.	$386,481
2,150		Equifax, Inc.	71,036
1,800		H&R Block, Inc.	48,510
6,320		McKesson Corp.	294,954
2,800		Moody’s Corp.	137,508
4,200		Paychex, Inc.	143,346
2,950		R.R. Donnelley & Sons Co.	110,212
2,350		Robert Half Intl., Inc.	79,148
			1,271,195
		Computers: 1.6%
700	@	Affiliated Computer Services, Inc.	36,365
17,560	@	Apple Computer, Inc.	824,091
2,700	@	Computer Sciences Corp.	120,285
51,600	@	Dell, Inc.	1,836,959
2,550		Electronic Data Systems Corp.	57,120
27,650	@	EMC Corp.	355,579
33,700		Hewlett-Packard Co.	935,512
16,800		International Business Machines Corp.	1,354,416
1,250	@	Lexmark Intl., Inc.	78,725
3,500	@	NCR Corp.	119,770
3,840	@	Network Appliance, Inc.	91,162
60,180	@	Sun Microsystems, Inc.	228,684
3,000	@	Unisys Corp.	19,950
			6,058,618
		Cosmetics/Personal Care: 0.7%
1,200		Alberto-Culver Co.	51,540
9,500		Colgate-Palmolive Co.	498,750
11,000		Gillette Co.	592,570
26,250		Procter & Gamble Co.	1,456,350
			2,599,210
		Distribution/Wholesale: 0.0%
2,300		Genuine Parts Co.	105,386
1,050		W.W. Grainger, Inc.	67,536
			172,922
		Diversified Financial Services: 1.8%
14,300		American Express Co.	789,932
1,140		Bear Stearns Cos., Inc.	114,570
2,650		Capital One Financial Corp.	217,936
12,000		Charles Schwab Corp.	162,360
3,550		CIT Group, Inc.	160,744
27,700		Citigroup, Inc.	1,212,429
6,198		Countrywide Financial Corp.	209,430
3,900	@	E*TRADE Financial Corp.	62,400
10,750		Fannie Mae	548,680
100		Federated Investors, Inc.	3,106
2,000		Franklin Resources, Inc.	160,880
7,650		Freddie Mac	461,907
450		Goldman Sachs Group, Inc.	50,031
5,030		Lehman Brothers Holdings, Inc.	531,470
13,500		MBNA Corp.	340,200
10,300		Merrill Lynch & Co., Inc.	588,748
11,600		Morgan Stanley	590,092
5,400	@	Providian Financial Corp.	100,440
4,700		SLM Corp.	233,825
1,300		T. Rowe Price Group, Inc.	81,900
			6,621,080

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.1% (continued)
		Electric: 1.0%
3,850	@	AES Corp.	$60,599
1,550	@	Allegheny Energy, Inc.	46,748
2,550		Ameren Corp.	140,072
4,300		American Electric Power Co., Inc.	159,874
3,300		CenterPoint Energy, Inc.	46,893
3,150	@	CMS Energy Corp.	50,715
2,550		Consolidated Edison, Inc.	119,621
2,500		Constellation Energy Group, Inc.	146,875
400		Dominion Resources, Inc.	30,592
2,000		DTE Energy Co.	91,540
11,550		Duke Energy Corp.	334,834
7,020		Edison Intl.	316,110
2,400		Entergy Corp.	179,784
7,800		Exelon Corp.	420,341
3,800		FirstEnergy Corp.	193,914
2,500		FPL Group, Inc.	107,725
3,200		NiSource, Inc.	77,248
4,150		PG&E Corp.	155,708
1,300		Pinnacle West Capital Corp.	58,409
5,200		PPL Corp.	166,192
650		Progress Energy, Inc.	28,334
3,150		Public Service Enterprise Group, Inc.	203,333
4,700		Southern Co.	161,680
2,950		TECO Energy, Inc.	51,360
5,090		TXU Corp.	493,831
1,000		Xcel Energy, Inc.	19,240
			3,861,572
		Electrical Components and Equipment: 0.1%
4,850		Emerson Electric Co.	326,308
			326,308
		Electronics: 0.1%
4,750	@	Agilent Technologies, Inc.	152,760
1,550		Applera Corp. - Applied Biosystems Group	33,325
1,950	@	Jabil Circuit, Inc.	57,408
100		Parker Hannifin Corp.	6,444
2,300		PerkinElmer, Inc.	47,610
11,750	@	Solectron Corp.	48,175
2,700	@	Thermo Electron Corp.	75,330
600	@	Waters Corp.	27,282
			448,334
		Entertainment: 0.0%
1,850		International Game Technology	51,282
			51,282
		Environmental Control: 0.0%
5,700		Waste Management, Inc.	156,351
			156,351
		Food: 0.4%
950		Albertson’s, Inc.	19,124
3,250		Campbell Soup Co.	95,550
2,750		ConAgra Foods, Inc.	62,783
4,300		General Mills, Inc.	198,315
3,950		H.J. Heinz Co.	141,884
2,200		Hershey Foods Corp.	129,998
4,100		Kellogg Co.	185,852
7,700	@	Kroger Co.	151,998
1,300		McCormick & Co., Inc.	44,083
5,050		Safeway, Inc.	119,837
1,438		Sara Lee Corp.	27,322
2,450		SUPERVALU, Inc.	85,260
2,250		Wm. Wrigley Jr. Co.	159,863
			1,421,869

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.1% (continued)
		Forest Products and Paper: 0.1%
350		Georgia-Pacific Corp.	$11,232
1,650		Louisiana-Pacific Corp.	41,729
2,300		MeadWestvaco Corp.	66,631
2,100		Plum Creek Timber Co., Inc.	77,175
1,500		Temple-Inland, Inc.	57,735
1,500		Weyerhaeuser Co.	97,529
			352,031
		Gas: 0.1%
1,750		KeySpan Corp.	66,798
400		Nicor, Inc.	16,564
2,950		Sempra Energy	132,219
			215,581
		Hand/Machine Tools: 0.1%
1,570		Black & Decker Corp.	133,921
300		Snap-On, Inc.	10,650
1,400		Stanley Works	64,050
			208,621
		Healthcare-Products: 1.1%
750		Bausch & Lomb, Inc.	56,843
6,200		Baxter Intl., Inc.	250,046
4,520		Becton Dickinson & Co.	237,888
9,270	@	Boston Scientific Corp.	249,178
1,200		C.R. Bard, Inc.	77,196
3,810		Guidant Corp.	269,138
31,600		Johnson & Johnson	2,003,123
14,100		Medtronic, Inc.	803,700
3,850	@	St. Jude Medical, Inc.	176,715
300	@	Zimmer Holdings, Inc.	24,651
			4,148,478
		Healthcare-Services: 0.9%
6,200		Aetna, Inc.	493,954
4,150		HCA, Inc.	204,595
3,450	@	Humana, Inc.	166,152
1,500	@	Laboratory Corp. of America Holdings	73,980
900		Quest Diagnostics, Inc.	44,982
26,980		UnitedHealth Group, Inc.	1,389,470
13,030	@	WellPoint, Inc.	967,478
			3,340,611
		Home Builders: 0.0%
700		Centex Corp.	47,425
1,500		DR Horton, Inc.	55,380
			102,805
		Household Products/Wares: 0.2%
1,650		Clorox Co.	94,991
100		Fortune Brands, Inc.	8,698
8,650		Kimberly-Clark Corp.	539,068
			642,757
		Housewares: 0.0%
2,950		Newell Rubbermaid, Inc.	69,119
			69,119

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.1% (continued)
		Insurance: 2.1%
6,090	@@	ACE Ltd.	$270,457
5,050		AFLAC, Inc.	218,261
14,210		Allstate Corp.	798,743
550		AMBAC Financial Group, Inc.	37,719
27,600		American Intl. Group, Inc.	1,633,919
3,750		Aon Corp.	112,200
4,150		Chubb Corp.	360,884
2,800		CIGNA Corp.	322,896
1,984		Cincinnati Financial Corp.	81,304
5,350		Hartford Financial Services Group, Inc.	390,818
1,350		Jefferson-Pilot Corp.	67,136
1,750		Lincoln National Corp.	86,783
2,850		Loews Corp.	249,917
1,400		MBIA, Inc.	81,158
15,580		MetLife, Inc.	763,108
1,650		MGIC Investment Corp.	103,010
5,300		Principal Financial Group	242,740
4,230		Progressive Corp.	407,814
9,400		Prudential Financial, Inc.	605,078
2,740		Safeco Corp.	142,864
12,200		St. Paul Travelers Cos., Inc.	524,722
1,550		Torchmark Corp.	81,747
2,900		UnumProvident Corp.	56,028
1,530	@@	XL Capital Ltd.	106,335
			7,745,641
		Internet: 0.4%
12,900	@	eBay, Inc.	522,321
1,550	@	Monster Worldwide, Inc.	48,422
25,359	@	Symantec Corp.	532,032
6,950	@	Yahoo!, Inc.	231,713
			1,334,488
		Iron/Steel: 0.1%
3,390		Nucor Corp.	191,467
2,240		United States Steel Corp.	93,901
			285,368
		Leisure Time: 0.2%
1,050		Brunswick Corp.	46,200
6,200		Carnival Corp.	305,908
3,750		Harley-Davidson, Inc.	184,725
2,400		Sabre Holdings Corp.	46,032
			582,865
		Lodging: 0.1%
2,000		Harrah’s Entertainment, Inc.	139,120
4,000		Hilton Hotels Corp.	92,680
2,440		Marriott Intl., Inc.	154,232
2,100		Starwood Hotels & Resorts Worldwide, Inc.	122,430
			508,462
		Machinery-Diversified: 0.1%
750		Cummins, Inc.	64,853
2,450		Deere & Co.	160,181
2,000		Rockwell Automation, Inc.	104,080
			329,114

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.1% (continued)
		Media: 1.0%
24,650	@	Comcast Corp.	$757,988
300		Gannett Co., Inc.	21,816
8,000		McGraw-Hill Cos., Inc.	385,760
750		Meredith Corp.	36,825
1,600		New York Times Co.	51,088
32,050		News Corp. - Class A	519,531
51,200		Time Warner, Inc.	917,503
300		Tribune Co.	11,271
8,950		Viacom, Inc.	304,211
22,800		Walt Disney Co.	574,332
			3,580,325
		Mining: 0.1%
3,700		Freeport-McMoRan Copper & Gold, Inc.	156,029
1,340		Phelps Dodge Corp.	144,090
			300,119
		Miscellaneous Manufacturing: 1.7%
8,200		3M Co.	583,430
1,150		Cooper Industries Ltd.	76,406
3,250		Danaher Corp.	174,070
2,150		Dover Corp.	87,505
260		Eastman Kodak Co.	6,336
2,100		Eaton Corp.	134,232
124,250		General Electric Co.	4,176,043
10,000		Honeywell Intl., Inc.	382,800
2,750		Illinois Tool Works, Inc.	231,770
1,950	@@	Ingersoll-Rand Co. Ltd.	155,259
1,000		ITT Industries, Inc.	109,120
1,200		Pall Corp.	34,320
2,400		Textron, Inc.	171,120
			6,322,411
		Office/Business Equipment: 0.1%
2,300		Pitney Bowes, Inc.	99,475
9,650	@	Xerox Corp.	129,407
			228,882
		Oil and Gas: 3.6%
700		Amerada Hess Corp.	88,970
1,950		Anadarko Petroleum Corp.	177,197
1,320		Apache Corp.	94,538
7,000		Burlington Resources, Inc.	516,530
39,161		ChevronTexaco Corp.	2,404,485
19,150		ConocoPhillips	1,262,751
8,100		Devon Energy Corp.	492,237
1,750		EOG Resources, Inc.	111,703
109,950		Exxon Mobil Corp.	6,586,004
1,200		Kerr-McGee Corp.	105,636
4,520		Marathon Oil Corp.	290,681
1,300		Murphy Oil Corp.	71,045
1,200	@, @@	Nabors Industries, Ltd.	80,400
300		Noble Corp.	21,390
5,200		Occidental Petroleum Corp.	431,756
900	@	Rowan Cos., Inc.	33,480
2,500		Sunoco, Inc.	181,750
2,400	@	Transocean, Inc.	141,696
4,650		Valero Energy Corp.	495,225
			13,587,474

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.1% (continued)
		Oil and Gas Services: 0.1%
350		BJ Services Co.	$22,078
3,750		Halliburton Co.	232,387
650	@	National-Oilwell Varco, Inc.	41,737
500		Schlumberger Ltd.	43,115
1,100	@	Weatherford Intl. Ltd.	74,481
			413,798
		Packaging and Containers: 0.0%
1,200		Ball Corp.	45,012
740	@	Pactiv Corp.	14,363
1,000	@	Sealed Air Corp.	50,750
			110,125
		Pharmaceuticals: 1.6%
8,200		Abbott Laboratories	370,066
1,650		Allergan, Inc.	151,883
2,000		AmerisourceBergen Corp.	149,340
2,050		Bristol-Myers Squibb Co.	50,164
9,130		Cardinal Health, Inc.	544,239
5,180	@	Caremark Rx, Inc.	242,061
1,200		Eli Lilly & Co.	66,024
2,700	@	Express Scripts, Inc.	156,222
3,650	@	Forest Laboratories, Inc.	162,060
4,850	@	Gilead Sciences, Inc.	208,550
2,400	@	Hospira, Inc.	95,616
3,980	@	King Pharmaceuticals, Inc.	58,506
2,760	@	Medco Health Solutions, Inc.	135,985
24,500		Merck & Co., Inc.	691,635
79,190		Pfizer, Inc.	2,016,969
17,300		Schering-Plough Corp.	370,393
1,350	@	Watson Pharmaceuticals, Inc.	46,548
14,800		Wyeth	677,692
			6,193,953
		Pipelines: 0.0%
800		Kinder Morgan, Inc.	76,376
4,650		Williams Cos., Inc.	104,346
			180,722
		Real Estate Investment Trusts: 0.1%
1,150		Apartment Investment & Management Co.	45,885
350		Equity Residential	13,220
1,000		ProLogis	43,510
1,100		Public Storage, Inc.	74,272
2,150		Simon Property Group, Inc.	163,550
1,200		Vornado Realty Trust	103,224
			443,661
		Retail: 2.4%
200	@	Autonation, Inc.	4,162
3,400	@	Bed Bath & Beyond, Inc.	137,870
9,525		Best Buy Co., Inc.	453,962
3,050		Circuit City Stores, Inc.	51,515
5,400		Costco Wholesale Corp.	234,576
2,800		Darden Restaurants, Inc.	87,948
1,390		Dillard’s, Inc.	31,289
850		Family Dollar Stores, Inc.	16,898
4,047		Federated Department Stores, Inc.	279,148
9,290		Gap, Inc.	176,603
45,770		Home Depot, Inc.	1,845,445
4,750		J.C. Penney Co., Inc. Holding Co.	230,993
1,750	@	Kohl’s Corp.	91,788
4,100		Limited Brands, Inc.	90,118
8,230		Lowe’s Cos., Inc.	529,271
13,700		McDonald’s Corp.	444,565
4,400		Nordstrom, Inc.	147,752

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.1% (continued)
3,350	@	Office Depot, Inc.	$100,500
1,250	@	Sears Holdings Corp.	169,825
14,010		Staples, Inc.	307,660
4,500	@	Starbucks Corp.	220,680
10,050		Target Corp.	540,187
5,650		TJX Cos., Inc.	118,142
35,100		Wal-Mart Stores, Inc.	1,578,095
21,770		Walgreen Co.	1,008,603
1,170		Wendy’s Intl., Inc.	55,154
3,250		Yum! Brands, Inc.	153,985
			9,106,734
		Savings and Loans: 0.2%
2,850		Golden West Financial Corp.	173,822
15,900		Washington Mutual, Inc.	661,122
			834,944
		Semiconductors: 1.3%
3,750	@	Altera Corp.	82,013
4,200		Analog Devices, Inc.	153,090
16,800		Applied Materials, Inc.	307,608
2,900	@	Broadcom Corp.	126,150
3,554	@	Freescale Semiconductor, Inc.	85,580
111,350		Intel Corp.	2,863,921
2,200		KLA-Tencor Corp.	111,672
1,600		Linear Technology Corp.	60,688
4,100	@	LSI Logic Corp.	39,524
3,400		Maxim Integrated Products, Inc.	145,010
6,250		National Semiconductor Corp.	155,813
1,750	@	Novellus Systems, Inc.	46,918
2,100	@	Nvidia Corp.	64,428
1,300	@	QLogic Corp.	44,928
19,100		Texas Instruments, Inc.	624,188
			4,911,531
		Software: 1.6%
10,390		Adobe Systems, Inc.	280,946
4,550	@	Autodesk, Inc.	196,560
5,850		Automatic Data Processing, Inc.	250,088
3,600	@	BMC Software, Inc.	72,000
1,550	@	Citrix Systems, Inc.	36,890
5,500		Computer Associates Intl., Inc.	148,280
5,850	@	Compuware Corp.	53,001
1,550	@	Electronic Arts, Inc.	88,784
7,990		First Data Corp.	331,984
1,950	@	Fiserv, Inc.	87,497
2,300		IMS Health, Inc.	62,560
3,500	@	Intuit, Inc.	160,440
1,150	@	Mercury Interactive Corp.	42,171
106,750		Microsoft Corp.	2,924,949
3,800	@	Novell, Inc.	25,004
79,840	@	Oracle Corp.	1,035,524
5,450	@	Parametric Technology Corp.	33,027
5,700		Siebel Systems, Inc.	47,025
			5,876,730
		Telecommunications: 1.9%
1,200	@	ADC Telecommunications, Inc.	25,128
2,350		Alltel Corp.	145,677
5,050		AT&T Corp.	99,384
4,600	@	Avaya, Inc.	46,920
2,300		BellSouth Corp.	60,467
2,100		CenturyTel, Inc.	75,390
66,600	@	Cisco Systems, Inc.	1,173,491

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 34.1% (continued)
3,700		Citizens Communications Co.	$50,468
2,700	@	Comverse Technology, Inc.	69,606
7,450	@	Corning, Inc.	148,702
52,190		Motorola, Inc.	1,141,917
18,250		QUALCOMM, Inc.	724,708
10,500	@	Qwest Communications Intl., Inc.	40,950
45,650		SBC Communications, Inc.	1,099,252
2,650		Scientific-Atlanta, Inc.	101,389
40,202		Sprint Corp.	1,042,438
4,400	@	Tellabs, Inc.	39,116
35,550		Verizon Communications, Inc.	1,162,841
			7,247,844
		Textiles: 0.0%
1,800		Cintas Corp.	74,250
			74,250
		Toys/Games/Hobbies: 0.0%
3,050		Hasbro, Inc.	63,135
4,250		Mattel, Inc.	76,628
			139,763
		Transportation: 0.5%
4,150		Burlington Northern Santa Fe Corp.	220,033
4,270		CSX Corp.	187,581
3,300		FedEx Corp.	268,752
7,350		Norfolk Southern Corp.	261,734
1,350		Union Pacific Corp.	92,165
13,000		United Parcel Service, Inc.	921,569
			1,951,834
		Total Common Stock (Cost $121,946,310)	128,423,295

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 62.6%
		Federal National Mortgage Association: 62.6%
$260,000,000		4.110%, due 01/22/08	$236,083,380
		Total U.S. Government Agency Obligations (Cost $240,415,465)	236,083,380
U.S. TREASURY OBLIGATIONS: 2.7%
		U.S. Treasury STRIP: 2.7%
11,160,000		3.860%, due 11/15/07	10,264,198
		Total U.S. Treasury Obligations (Cost $10,322,497)	10,264,198
		Total Long-Term Investments (Cost $372,684,272)	374,770,873
SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreement: 0.9%
3,535,000		Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $3,535,352 to be received upon repurchase (Collateralized by $3,610,000 Federal Home Loan Mortgage Corporation, 3.450%, Market Value plus accrued interest $3,605,725, due 03/12/08).	3,535,000
		Total Short-Term Investments (Cost $3,535,000)	3,535,000

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund V	as of August 31, 2005 (Unaudited)(continued)

			Value

	Total Investments In Securities
	(Cost $376,219,272)*	100.3%	$378,305,873
	Other Assets and Liabilities—Net	(0.3)	(1,144,117)
	Net Assets	100.0%	$377,161,756
@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $379,387,256
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$6,788,404
	Gross Unrealized Depreciation		(7,869,787)
	Net Unrealized Depreciation		$(1,081,383)

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VI	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 31.1%
		Advertising: 0.1%
1,850	@	Interpublic Group of Cos., Inc.	$22,441
1,850		Omnicom Group, Inc.	148,814
			171,255
		Aerospace/Defense: 0.9%
12,500		Boeing Co.	837,750
3,300		General Dynamics Corp.	378,147
1,100		Goodrich Corp.	50,402
1,100		L-3 Communications Holdings, Inc.	90,068
7,210		Lockheed Martin Corp.	448,750
6,427		Northrop Grumman Corp.	360,490
6,750		Raytheon Co.	264,735
1,650		Rockwell Collins, Inc.	79,415
10,050		United Technologies Corp.	502,500
			3,012,257
		Agriculture: 0.6%
18,500		Altria Group, Inc.	1,307,950
11,110		Archer-Daniels-Midland Co.	250,086
4,640		Monsanto Co.	296,218
2,060		Reynolds American, Inc.	172,916
2,650		UST, Inc.	112,784
			2,139,954
		Airlines: 0.0%
6,600		Southwest Airlines Co.	87,912
			87,912
		Apparel: 0.2%
6,350	@	Coach, Inc.	210,757
1,050		Jones Apparel Group, Inc.	29,589
1,600		Liz Claiborne, Inc.	65,648
4,050		Nike, Inc.	319,585
500		Reebok Intl., Ltd.	28,150
1,650		VF Corp.	97,862
			751,591
		Auto Manufacturers: 0.1%
17,950		Ford Motor Co.	178,962
125		PACCAR, Inc.	8,760
			187,722
		Auto Parts and Equipment: 0.0%
5,000		Delphi Corp.	27,750
1,650	@	Goodyear Tire & Rubber Co.	27,720
1,650		Johnson Controls, Inc.	98,967
			154,437

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)
		Banks: 2.0%
2,650		AmSouth Bancorporation	$69,748
61,104		Bank of America Corp.	2,629,304
4,678		BB&T Corp.	189,786
2,600		Comerica, Inc.	157,274
1,100		Compass Bancshares, Inc.	51,491
500		First Horizon National Corp.	19,540
2,100		Huntington Bancshares, Inc.	50,379
6,100		KeyCorp	202,032
850		M & T Bank Corp.	90,627
2,300		Marshall & Ilsley Corp.	100,671
1,900		Mellon Financial Corp.	61,655
9,000		National City Corp.	329,670
475		North Fork Bancorporation, Inc.	13,058
1,700		Northern Trust Corp.	84,728
2,800		PNC Financial Services Group, Inc.	157,444
400		Regions Financial Corp.	13,088
2,800		State Street Corp.	135,324
3,500		SunTrust Banks, Inc.	245,980
2,289		Synovus Financial Corp.	65,855
3,450		The Bank of New York Co., Inc.	105,467
17,500		U.S. Bancorp	511,350
15,481		Wachovia Corp.	768,167
15,100		Wells Fargo & Co.	900,262
850		Zions Bancorporation	59,381
			7,012,281
		Beverages: 1.0%
700		Anheuser-Busch Cos., Inc.	31,017
1,490		Brown-Forman Corp.	84,379
33,900		Coca-Cola Co.	1,491,600
3,200		Coca-Cola Enterprises, Inc.	71,520
1,700	@	Constellation Brands, Inc.	46,784
2,450		Pepsi Bottling Group, Inc.	72,226
29,890		PepsiCo, Inc.	1,639,466
			3,436,992
		Biotechnology: 0.3%
12,150	@	Amgen, Inc.	970,785
1,100	@	Genzyme Corp.	78,287
1,100	@	MedImmune, Inc.	32,923
400	@	Millipore Corp.	25,580
			1,107,575
		Building Materials: 0.1%
1,650		American Standard Cos., Inc.	75,240
1,950		Masco Corp.	59,826
1,100		Vulcan Materials Co.	79,035
			214,101
		Chemicals: 0.5%
2,500		Air Products & Chemicals, Inc.	138,500
700		Ashland, Inc.	42,553
10,200		Dow Chemical Co.	440,639
10,900		E.I. du Pont de Nemours & Co.	431,313
1,050		Eastman Chemical Co.	50,369
1,100		Ecolab, Inc.	36,300
500		Engelhard Corp.	14,225
1,000		International Flavors & Fragrances, Inc.	36,100
3,050		PPG Industries, Inc.	192,089
3,550		Praxair, Inc.	171,465
1,850		Rohm & Haas Co.	80,309
2,050		Sherwin-Williams Co.	95,038
700		Sigma-Aldrich Corp.	43,680
			1,772,580

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)
		Commercial Services: 0.3%
15,901		Cendant Corp.	$323,426
1,900		Equifax, Inc.	62,776
1,500		H&R Block, Inc.	40,425
5,230		McKesson Corp.	244,084
2,300		Moody’s Corp.	112,953
3,450		Paychex, Inc.	117,749
2,050		R.R. Donnelley & Sons Co.	76,588
2,050		Robert Half Intl., Inc.	69,044
			1,047,045
		Computers: 1.5%
1,100	@	Affiliated Computer Services, Inc.	57,145
14,670	@	Apple Computer, Inc.	688,463
1,700	@	Computer Sciences Corp.	75,735
43,130	@	Dell, Inc.	1,535,428
2,150		Electronic Data Systems Corp.	48,160
23,200	@	EMC Corp.	298,352
27,350		Hewlett-Packard Co.	759,236
14,100		International Business Machines Corp.	1,136,742
1,150	@	Lexmark Intl., Inc.	72,427
2,200	@	NCR Corp.	75,284
3,280	@	Network Appliance, Inc.	77,867
50,580	@	Sun Microsystems, Inc.	192,204
2,800	@	Unisys Corp.	18,620
			5,035,663
		Cosmetics/Personal Care: 0.6%
900		Alberto-Culver Co.	38,655
7,900		Colgate-Palmolive Co.	414,750
9,350		Gillette Co.	503,685
22,100		Procter & Gamble Co.	1,226,108
			2,183,198
		Distribution/Wholesale: 0.0%
1,500		Genuine Parts Co.	68,730
700		W.W. Grainger, Inc.	45,024
			113,754
		Diversified Financial Services: 1.6%
11,300		American Express Co.	624,211
940		Bear Stearns Cos., Inc.	94,470
2,250		Capital One Financial Corp.	185,040
10,050		Charles Schwab Corp.	135,977
3,000		CIT Group, Inc.	135,840
23,250		Citigroup, Inc.	1,017,652
5,268		Countrywide Financial Corp.	178,006
3,300	@	E*TRADE Financial Corp.	52,800
9,150		Fannie Mae	467,016
100		Federated Investors, Inc.	3,106
1,700		Franklin Resources, Inc.	136,748
6,500		Freddie Mac	392,470
350		Goldman Sachs Group, Inc.	38,913
4,160		Lehman Brothers Holdings, Inc.	439,546
11,300		MBNA Corp.	284,760
8,800		Merrill Lynch & Co., Inc.	503,007
9,750		Morgan Stanley	495,982
4,650	@	Providian Financial Corp.	86,490
3,650		SLM Corp.	181,588
1,100		T. Rowe Price Group, Inc.	69,300
			5,522,922

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)
		Electric: 1.0%
3,210	@	AES Corp.	$50,525
1,500	@	Allegheny Energy, Inc.	45,240
2,200		Ameren Corp.	120,846
4,250		American Electric Power Co., Inc.	158,015
3,000		CenterPoint Energy, Inc.	42,630
3,450	@	CMS Energy Corp.	55,545
2,350		Consolidated Edison, Inc.	110,239
2,100		Constellation Energy Group, Inc.	123,375
400		Dominion Resources, Inc.	30,592
1,700		DTE Energy Co.	77,809
9,750		Duke Energy Corp.	282,653
5,820		Edison Intl.	262,075
2,000		Entergy Corp.	149,820
6,500		Exelon Corp.	350,284
3,350		FirstEnergy Corp.	170,951
2,100		FPL Group, Inc.	90,489
1,300		NiSource, Inc.	31,382
3,800		PG&E Corp.	142,576
1,100		Pinnacle West Capital Corp.	49,423
4,300		PPL Corp.	137,428
550		Progress Energy, Inc.	23,975
2,550		Public Service Enterprise Group, Inc.	164,603
3,950		Southern Co.	135,880
2,500		TECO Energy, Inc.	43,525
4,200		TXU Corp.	407,483
2,150		Xcel Energy, Inc.	41,366
			3,298,729
		Electrical Components and Equipment: 0.1%
4,100		Emerson Electric Co.	275,848
			275,848
		Electronics: 0.1%
4,450	@	Agilent Technologies, Inc.	143,112
2,100		Applera Corp. - Applied Biosystems Group	45,150
1,650	@	Jabil Circuit, Inc.	48,576
100		Parker Hannifin Corp.	6,444
1,700		PerkinElmer, Inc.	35,190
10,700	@	Solectron Corp.	43,870
1,350	@	Thermo Electron Corp.	37,665
1,100	@	Waters Corp.	50,017
			410,024
		Entertainment: 0.0%
1,550		International Game Technology	42,966
			42,966
		Environmental Control: 0.0%
4,800		Waste Management, Inc.	131,664
			131,664
		Food: 0.3%
850		Albertson’s, Inc.	17,111
2,750		Campbell Soup Co.	80,850
450		ConAgra Foods, Inc.	10,274
3,650		General Mills, Inc.	168,337
3,100		H.J. Heinz Co.	111,352
1,850		Hershey Foods Corp.	109,317
3,250		Kellogg Co.	147,322
6,550	@	Kroger Co.	129,297
1,150		McCormick & Co., Inc.	38,997
4,700		Safeway, Inc.	111,531
1,225		Sara Lee Corp.	23,275
2,240		SUPERVALU, Inc.	77,952
1,900		Wm. Wrigley Jr. Co.	134,995
			1,160,610

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)
		Forest Products and Paper: 0.1%
250		Georgia-Pacific Corp.	$8,023
1,500		Louisiana-Pacific Corp.	37,935
1,700		MeadWestvaco Corp.	49,249
2,000		Plum Creek Timber Co., Inc.	73,500
1,200		Temple-Inland, Inc.	46,188
1,200		Weyerhaeuser Co.	78,024
			292,919
		Gas: 0.1%
1,700		KeySpan Corp.	64,889
350		Nicor, Inc.	14,494
2,450		Sempra Energy	109,809
			189,192
		Hand/Machine Tools: 0.1%
1,300		Black & Decker Corp.	110,890
300		Snap-On, Inc.	10,650
900		Stanley Works	41,175
			162,715
		Healthcare-Products: 1.0%
550		Bausch & Lomb, Inc.	41,685
5,250		Baxter Intl., Inc.	211,733
3,820		Becton Dickinson & Co.	201,047
7,900	@	Boston Scientific Corp.	212,352
1,150		C.R. Bard, Inc.	73,980
3,170		Guidant Corp.	223,928
26,550		Johnson & Johnson	1,683,004
11,400		Medtronic, Inc.	649,799
3,400	@	St. Jude Medical, Inc.	156,060
250	@	Zimmer Holdings, Inc.	20,543
			3,474,131
		Healthcare-Services: 0.8%
5,150		Aetna, Inc.	410,301
3,500		HCA, Inc.	172,550
2,550	@	Humana, Inc.	122,808
1,250	@	Laboratory Corp. of America Holdings	61,650
800		Quest Diagnostics, Inc.	39,984
22,530		UnitedHealth Group, Inc.	1,160,295
10,920	@	WellPoint, Inc.	810,810
			2,778,398
		Home Builders: 0.0%
600		Centex Corp.	40,650
1,200		DR Horton, Inc.	44,304
			84,954
		Household Products/Wares: 0.2%
1,400		Clorox Co.	80,598
150		Fortune Brands, Inc.	13,047
7,300		Kimberly-Clark Corp.	454,936
			548,581
		Housewares: 0.0%
2,700		Newell Rubbermaid, Inc.	63,261
			63,261

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)
		Insurance: 1.9%
5,150	@@	ACE Ltd.	$228,712
4,250		AFLAC, Inc.	183,685
11,910		Allstate Corp.	669,460
1,100		AMBAC Financial Group, Inc.	75,438
22,800		American Intl. Group, Inc.	1,349,759
3,300		Aon Corp.	98,736
3,480		Chubb Corp.	302,621
2,320		CIGNA Corp.	267,542
1,764		Cincinnati Financial Corp.	72,289
4,450		Hartford Financial Services Group, Inc.	325,073
1,150		Jefferson-Pilot Corp.	57,190
1,450		Lincoln National Corp.	71,906
2,400		Loews Corp.	210,456
1,650		MBIA, Inc.	95,651
13,070		MetLife, Inc.	640,168
850		MGIC Investment Corp.	53,066
4,450		Principal Financial Group	203,810
3,540		Progressive Corp.	341,291
7,960		Prudential Financial, Inc.	512,384
2,280		Safeco Corp.	118,879
10,250		St. Paul Travelers Cos., Inc.	440,853
1,750		Torchmark Corp.	92,295
2,700		UnumProvident Corp.	52,164
1,220	@@	XL Capital Ltd.	84,790
			6,548,218
		Internet: 0.3%
10,850	@	eBay, Inc.	439,317
1,350	@	Monster Worldwide, Inc.	42,174
21,238	@	Symantec Corp.	445,573
5,900	@	Yahoo!, Inc.	196,706
			1,123,770
		Iron/Steel: 0.1%
2,870		Nucor Corp.	162,098
1,900		United States Steel Corp.	79,648
			241,746
		Leisure Time: 0.1%
1,000		Brunswick Corp.	44,000
5,150		Carnival Corp.	254,101
3,150		Harley-Davidson, Inc.	155,169
2,200		Sabre Holdings Corp.	42,196
			495,466
		Lodging: 0.1%
1,700		Harrah’s Entertainment, Inc.	118,252
5,100		Hilton Hotels Corp.	118,167
2,100		Marriott Intl., Inc.	132,741
2,050		Starwood Hotels & Resorts Worldwide, Inc.	119,515
			488,675
		Machinery-Diversified: 0.1%
500		Cummins, Inc.	43,235
2,050		Deere & Co.	134,029
1,710		Rockwell Automation, Inc.	88,988
			266,252

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)
		Media: 0.9%
19,600	@	Comcast Corp.	$602,700
200		Gannett Co., Inc.	14,544
6,680		McGraw-Hill Cos., Inc.	322,110
600		Meredith Corp.	29,460
1,400		New York Times Co.	44,702
27,300		News Corp. - Class A	442,533
43,600		Time Warner, Inc.	781,311
250		Tribune Co.	9,393
7,600		Viacom, Inc.	258,324
19,400		Walt Disney Co.	488,686
			2,993,763
		Mining: 0.1%
3,100		Freeport-McMoRan Copper & Gold, Inc.	130,727
1,000		Phelps Dodge Corp.	107,530
			238,257
		Miscellaneous Manufacturing: 1.5%
6,850		3M Co.	487,377
800		Cooper Industries Ltd.	53,152
2,750		Danaher Corp.	147,290
1,850		Dover Corp.	75,295
300		Eastman Kodak Co.	7,311
1,450		Eaton Corp.	92,684
104,250		General Electric Co.	3,503,842
8,400		Honeywell Intl., Inc.	321,552
2,350		Illinois Tool Works, Inc.	198,058
1,650	@@	Ingersoll-Rand Co. Ltd.	131,373
1,000		ITT Industries, Inc.	109,120
1,100		Pall Corp.	31,460
2,050		Textron, Inc.	146,165
			5,304,679
		Office/Business Equipment: 0.1%
1,950		Pitney Bowes, Inc.	84,338
9,800	@	Xerox Corp.	131,418
			215,756
		Oil and Gas: 3.3%
600		Amerada Hess Corp.	76,260
1,650		Anadarko Petroleum Corp.	149,936
1,050		Apache Corp.	75,201
5,700		Burlington Resources, Inc.	420,603
32,793		ChevronTexaco Corp.	2,013,489
16,200		ConocoPhillips	1,068,228
6,800		Devon Energy Corp.	413,236
1,500		EOG Resources, Inc.	95,745
92,650		Exxon Mobil Corp.	5,549,734
700		Kerr-McGee Corp.	61,621
3,800		Marathon Oil Corp.	244,378
1,100		Murphy Oil Corp.	60,115
1,000	@, @@	Nabors Industries, Ltd.	67,000
100		Noble Corp.	7,130
4,750		Occidental Petroleum Corp.	394,393
2,200		Sunoco, Inc.	159,940
2,000	@	Transocean, Inc.	118,080
3,800		Valero Energy Corp.	404,700
			11,379,789
		Oil and Gas Services: 0.1%
300		BJ Services Co.	18,924
3,150		Halliburton Co.	195,205
550	@	National-Oilwell Varco, Inc.	35,316
400		Schlumberger Ltd.	34,492
900	@	Weatherford Intl. Ltd.	60,939
			344,876

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)
		Packaging and Containers: 0.0%
1,050		Ball Corp.	$39,386
1,500	@	Pactiv Corp.	29,115
800	@	Sealed Air Corp.	40,600
			109,101
		Pharmaceuticals: 1.5%
6,900		Abbott Laboratories	311,397
1,350		Allergan, Inc.	124,268
1,740		AmerisourceBergen Corp.	129,926
1,750		Bristol-Myers Squibb Co.	42,823
7,630		Cardinal Health, Inc.	454,824
4,360	@	Caremark Rx, Inc.	203,743
1,050		Eli Lilly & Co.	57,771
2,200	@	Express Scripts, Inc.	127,292
3,000	@	Forest Laboratories, Inc.	133,200
3,600	@	Gilead Sciences, Inc.	154,800
2,400	@	Hospira, Inc.	95,616
3,650	@	King Pharmaceuticals, Inc.	53,655
2,599	@	Medco Health Solutions, Inc.	128,053
19,450		Merck & Co., Inc.	549,074
66,500		Pfizer, Inc.	1,693,754
14,550		Schering-Plough Corp.	311,516
1,150	@	Watson Pharmaceuticals, Inc.	39,652
12,600		Wyeth	576,953
			5,188,317
		Pipelines: 0.0%
700		Kinder Morgan, Inc.	66,829
3,650		Williams Cos., Inc.	81,906
			148,735
		Real Estate Investment Trusts: 0.1%
1,000		Apartment Investment & Management Co.	39,900
300		Equity Residential	11,331
850		ProLogis	36,984
900		Public Storage, Inc.	60,768
1,800		Simon Property Group, Inc.	136,926
1,000		Vornado Realty Trust	86,020
			371,929
		Retail: 2.2%
200	@	Autonation, Inc.	4,162
2,450	@	Bed Bath & Beyond, Inc.	99,348
7,985		Best Buy Co., Inc.	380,565
2,800		Circuit City Stores, Inc.	47,292
4,750		Costco Wholesale Corp.	206,340
2,150		Darden Restaurants, Inc.	67,532
1,170		Dillard’s, Inc.	26,337
750		Family Dollar Stores, Inc.	14,910
3,407		Federated Department Stores, Inc.	234,989
8,250		Gap, Inc.	156,833
38,240		Home Depot, Inc.	1,541,836
4,350		J.C. Penney Co., Inc. Holding Co.	211,541
1,500	@	Kohl’s Corp.	78,675
3,550		Limited Brands, Inc.	78,029
6,900		Lowe’s Cos., Inc.	443,738
11,550		McDonald’s Corp.	374,798
3,700		Nordstrom, Inc.	124,246
2,800	@	Office Depot, Inc.	84,000
990	@	Sears Holdings Corp.	134,501

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)
10,500		Staples, Inc.	$230,580
3,750	@	Starbucks Corp.	183,900
8,050		Target Corp.	432,687
4,450		TJX Cos., Inc.	93,050
29,550		Wal-Mart Stores, Inc.	1,328,567
18,190		Walgreen Co.	842,742
1,000		Wendy’s Intl., Inc.	47,140
2,750		Yum! Brands, Inc.	130,295
			7,598,633
		Savings and Loans: 0.2%
2,400		Golden West Financial Corp.	146,376
13,300		Washington Mutual, Inc.	553,014
			699,390
		Semiconductors: 1.2%
3,000	@	Altera Corp.	65,610
3,150		Analog Devices, Inc.	114,818
14,150		Applied Materials, Inc.	259,087
2,450	@	Broadcom Corp.	106,575
2,977	@	Freescale Semiconductor, Inc.	71,686
93,330		Intel Corp.	2,400,447
1,850		KLA-Tencor Corp.	93,906
1,300		Linear Technology Corp.	49,309
3,400	@	LSI Logic Corp.	32,776
2,800		Maxim Integrated Products, Inc.	119,420
5,200		National Semiconductor Corp.	129,636
100	@	Novellus Systems, Inc.	2,681
700	@	Nvidia Corp.	21,476
1,100	@	QLogic Corp.	38,016
16,050		Texas Instruments, Inc.	524,514
			4,029,957
		Software: 1.4%
8,690		Adobe Systems, Inc.	234,978
4,040	@	Autodesk, Inc.	174,528
4,950		Automatic Data Processing, Inc.	211,613
3,050	@	BMC Software, Inc.	61,000
1,300	@	Citrix Systems, Inc.	30,940
4,650		Computer Associates Intl., Inc.	125,364
4,750	@	Compuware Corp.	43,035
1,300	@	Electronic Arts, Inc.	74,464
6,717		First Data Corp.	279,091
2,000	@	Fiserv, Inc.	89,740
1,950		IMS Health, Inc.	53,040
3,000	@	Intuit, Inc.	137,520
1,050	@	Mercury Interactive Corp.	38,504
89,600		Microsoft Corp.	2,455,039
3,100	@	Novell, Inc.	20,398
67,020	@	Oracle Corp.	869,249
4,580	@	Parametric Technology Corp.	27,755
4,350		Siebel Systems, Inc.	35,888
			4,962,146
		Telecommunications: 1.8%
1,000	@	ADC Telecommunications, Inc.	20,940
2,000		Alltel Corp.	123,980
4,250		AT&T Corp.	83,640
5,800	@	Avaya, Inc.	59,160
1,900		BellSouth Corp.	49,951
1,500		CenturyTel, Inc.	53,850
55,950	@	Cisco Systems, Inc.	985,838
2,200		Citizens Communications Co.	30,008
2,550	@	Comverse Technology, Inc.	65,739

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.1% (continued)
6,250	@	Corning, Inc.	$124,750
43,740		Motorola, Inc.	957,031
14,250		QUALCOMM, Inc.	565,868
8,800	@	Qwest Communications Intl., Inc.	34,320
38,300		SBC Communications, Inc.	922,264
2,250		Scientific-Atlanta, Inc.	86,085
33,700		Sprint Corp.	873,841
3,500	@	Tellabs, Inc.	31,115
29,800		Verizon Communications, Inc.	974,758
			6,043,138
		Textiles: 0.0%
1,550		Cintas Corp.	63,938
			63,938
		Toys/Games/Hobbies: 0.0%
2,100		Hasbro, Inc.	43,470
3,600		Mattel, Inc.	64,908
			108,378

		Transportation: 0.5%
3,850		Burlington Northern Santa Fe Corp.	204,127
3,590		CSX Corp.	157,709
2,800		FedEx Corp.	228,032
6,100		Norfolk Southern Corp.	217,221
1,150		Union Pacific Corp.	78,511
10,900		United Parcel Service, Inc.	772,700
			1,658,300
		Total Common Stock (Cost $102,012,312)	107,488,440

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 53.0%
		Federal National Mortgage Association: 35.7%
$137,000,000		4.130%, due 04/22/08	$123,110,941
			123,110,941
		Sovereign: 17.3%
50,000,000		Federal Agricultural Mortgage Corp., 4.130%, due 04/22/08	44,931,000
16,301,000		Financing Corp. FICO, 4.090%, due 04/06/08	14,688,994
			59,619,994
		Total U.S. Government Agency Obligations (Cost $186,704,561)	182,730,935
U.S. TREASURY OBLIGATIONS: 15.6%
		U.S. Treasury STRIP: 15.6%
58,934,000		3.880%, due 02/15/08	53,730,599
		Total U.S. Treasury Obligations (Cost $53,791,319)	53,730,599
		Total Long-Term Investments (Cost $342,508,192)	343,949,974

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VI	as of August 31, 2005 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
$2,440,000		Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $2,440,243 to be received upon repurchase (Collateralized by $2,503,000 Federal Home Loan Mortgage Corporation, 3.350%, Market Value plus accrued interest $2,488,864, due 11/09/07).		$2,440,000
		Total Short-Term Investments (Cost $2,440,000)		2,440,000

		Total Investments In Securities
		(Cost $344,948,192)*	100.4%	$346,389,974
		Other Assets and Liabilities—Net	(0.4)	(1,288,155)
		Net Assets	100.0%	$345,101,819
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $347,572,717
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,786,024
		Gross Unrealized Depreciation		(6,968,767)
		Net Unrealized Depreciation		$(1,182,743)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 29.9%
		Advertising: 0.1%
1,700	@	Interpublic Group of Cos., Inc.	$20,621
950		Omnicom Group, Inc.	76,418
			97,039
		Aerospace/Defense: 0.8%
6,250		Boeing Co.	418,874
1,450		General Dynamics Corp.	166,156
550		Goodrich Corp.	25,201
550		L-3 Communications Holdings, Inc.	45,034
3,620		Lockheed Martin Corp.	225,309
3,175		Northrop Grumman Corp.	178,086
3,400		Raytheon Co.	133,348
800		Rockwell Collins, Inc.	38,504
5,050		United Technologies Corp.	252,500
			1,483,012
		Agriculture: 0.6%
9,250		Altria Group, Inc.	653,975
5,550		Archer-Daniels-Midland Co.	124,931
2,360		Monsanto Co.	150,662
1,070		Reynolds American, Inc.	89,816
1,300		UST, Inc.	55,328
			1,074,712
		Airlines: 0.0%
3,300		Southwest Airlines Co.	43,956
			43,956
		Apparel: 0.2%
3,370	@	Coach, Inc.	111,850
500		Jones Apparel Group, Inc.	14,090
450		Liz Claiborne, Inc.	18,464
2,030		Nike, Inc.	160,187
200		Reebok Intl., Ltd.	11,260
810		VF Corp.	48,041
			363,892
		Auto Manufacturers: 0.1%
9,000		Ford Motor Co.	89,730
100		PACCAR, Inc.	7,008
			96,738
		Auto Parts and Equipment: 0.1%
2,500		Delphi Corp.	13,875
1,100	@	Goodyear Tire & Rubber Co.	18,480
1,000		Johnson Controls, Inc.	59,980
			92,335

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 29.9% (continued)
		Banks: 1.9%
1,450		AmSouth Bancorporation	$38,164
30,466		Bank of America Corp.	1,310,951
2,387		BB&T Corp.	96,841
1,350		Comerica, Inc.	81,662
550		Compass Bancshares, Inc.	25,746
250		First Horizon National Corp.	9,770
1,050		Huntington Bancshares, Inc.	25,190
3,050		KeyCorp	101,016
500		M & T Bank Corp.	53,310
1,050		Marshall & Ilsley Corp.	45,959
950		Mellon Financial Corp.	30,828
4,500		National City Corp.	164,834
175		North Fork Bancorporation, Inc.	4,811
850		Northern Trust Corp.	42,364
1,200		PNC Financial Services Group, Inc.	67,476
200		Regions Financial Corp.	6,544
1,400		State Street Corp.	67,662
1,750		SunTrust Banks, Inc.	122,990
1,144		Synovus Financial Corp.	32,913
1,750		The Bank of New York Co., Inc.	53,498
8,750		U.S. Bancorp	255,674
7,774		Wachovia Corp.	385,745
7,450		Wells Fargo & Co.	444,168
400		Zions Bancorporation	27,944
			3,496,060
		Beverages: 1.0%
350		Anheuser-Busch Cos., Inc.	15,509
780		Brown-Forman Corp.	44,171
17,200		Coca-Cola Co.	756,800
1,550		Coca-Cola Enterprises, Inc.	34,643
900	@	Constellation Brands, Inc.	24,768
1,200		Pepsi Bottling Group, Inc.	35,376
14,970		PepsiCo, Inc.	821,104
			1,732,371
		Biotechnology: 0.3%
6,100	@	Amgen, Inc.	487,390
600	@	Genzyme Corp.	42,702
600	@	MedImmune, Inc.	17,958
			548,050
		Building Materials: 0.1%
800		American Standard Cos., Inc.	36,480
950		Masco Corp.	29,146
900		Vulcan Materials Co.	64,665
			130,291
		Chemicals: 0.5%
1,100		Air Products & Chemicals, Inc.	60,940
300		Ashland, Inc.	18,237
5,050		Dow Chemical Co.	218,159
5,450		E.I. du Pont de Nemours & Co.	215,657
500		Eastman Chemical Co.	23,985
600		Ecolab, Inc.	19,800
250		Engelhard Corp.	7,113
400		International Flavors & Fragrances, Inc.	14,440
1,510		PPG Industries, Inc.	95,100
1,850		Praxair, Inc.	89,355
1,100		Rohm & Haas Co.	47,751
1,000		Sherwin-Williams Co.	46,360
400		Sigma-Aldrich Corp.	24,960
			881,857

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 29.9% (continued)
		Commercial Services: 0.3%
7,950		Cendant Corp.	$161,703
950		Equifax, Inc.	31,388
100		H&R Block, Inc.	2,695
2,660		McKesson Corp.	124,142
1,100		Moody’s Corp.	54,021
1,700		Paychex, Inc.	58,021
950		R.R. Donnelley & Sons Co.	35,492
1,000		Robert Half Intl., Inc.	33,680
			501,142
		Computers: 1.4%
300	@	Affiliated Computer Services, Inc.	15,585
7,390	@	Apple Computer, Inc.	346,813
850	@	Computer Sciences Corp.	37,868
21,630	@	Dell, Inc.	770,027
1,050		Electronic Data Systems Corp.	23,520
11,550	@	EMC Corp.	148,533
13,900		Hewlett-Packard Co.	385,864
7,100		International Business Machines Corp.	572,402
550	@	Lexmark Intl., Inc.	34,639
1,500	@	NCR Corp.	51,330
1,650	@	Network Appliance, Inc.	39,171
25,140	@	Sun Microsystems, Inc.	95,532
1,300	@	Unisys Corp.	8,645
			2,529,929
		Cosmetics/Personal Care: 0.6%
450		Alberto-Culver Co.	19,328
3,950		Colgate-Palmolive Co.	207,375
4,650		Gillette Co.	250,496
11,050		Procter & Gamble Co.	613,053
			1,090,252
		Distribution/Wholesale: 0.0%
900		Genuine Parts Co.	41,238
350		W.W. Grainger, Inc.	22,512
			63,750
		Diversified Financial Services: 1.5%
5,700		American Express Co.	314,868
450		Bear Stearns Cos., Inc.	45,225
1,150		Capital One Financial Corp.	94,576
5,000		Charles Schwab Corp.	67,650
1,500		CIT Group, Inc.	67,920
11,600		Citigroup, Inc.	507,732
2,598		Countrywide Financial Corp.	87,786
1,600	@	E*TRADE Financial Corp.	25,600
4,550		Fannie Mae	232,232
450		Federated Investors, Inc.	13,977
950		Franklin Resources, Inc.	76,418
3,250		Freddie Mac	196,235
200		Goldman Sachs Group, Inc.	22,236
2,060		Lehman Brothers Holdings, Inc.	217,660
5,600		MBNA Corp.	141,120
4,400		Merrill Lynch & Co., Inc.	251,504
4,850		Morgan Stanley	246,720
1,800	@	Providian Financial Corp.	33,480
1,800		SLM Corp.	89,550
550		T. Rowe Price Group, Inc.	34,650
			2,767,139

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 29.9% (continued)
		Electric: 0.9%
2,820	@	AES Corp.	$44,387
750	@	Allegheny Energy, Inc.	22,620
1,100		Ameren Corp.	60,423
2,150		American Electric Power Co., Inc.	79,937
1,250		CenterPoint Energy, Inc.	17,763
1,700	@	CMS Energy Corp.	27,370
1,150		Consolidated Edison, Inc.	53,947
1,050		Constellation Energy Group, Inc.	61,688
200		Dominion Resources, Inc.	15,296
800		DTE Energy Co.	36,616
4,850		Duke Energy Corp.	140,601
2,920		Edison Intl.	131,487
1,000		Entergy Corp.	74,910
3,250		Exelon Corp.	175,142
1,600		FirstEnergy Corp.	81,648
1,050		FPL Group, Inc.	45,245
650		NiSource, Inc.	15,691
2,000		PG&E Corp.	75,040
500		Pinnacle West Capital Corp.	22,465
1,900		PPL Corp.	60,724
250		Progress Energy, Inc.	10,898
1,350		Public Service Enterprise Group, Inc.	87,142
1,950		Southern Co.	67,080
1,850		TECO Energy, Inc.	32,209
2,100		TXU Corp.	203,741
1,100		Xcel Energy, Inc.	21,164
			1,665,234
		Electrical Components and Equipment: 0.1%
2,050		Emerson Electric Co.	137,924
			137,924
		Electronics: 0.1%
2,100	@	Agilent Technologies, Inc.	67,536
1,200		Applera Corp. - Applied Biosystems Group	25,800
800	@	Jabil Circuit, Inc.	23,552
100		Parker Hannifin Corp.	6,444
900		PerkinElmer, Inc.	18,630
4,650	@	Solectron Corp.	19,065
1,000	@	Thermo Electron Corp.	27,900
550	@	Waters Corp.	25,009
			213,936
		Entertainment: 0.0%
750		International Game Technology	20,790
			20,790
		Environmental Control: 0.0%
2,400		Waste Management, Inc.	65,832
			65,832
		Food: 0.3%
400		Albertson’s, Inc.	8,052
1,350		Campbell Soup Co.	39,690
1,150		ConAgra Foods, Inc.	26,255
1,800		General Mills, Inc.	83,015
1,800		H.J. Heinz Co.	64,656
1,100		Hershey Foods Corp.	64,999
1,650		Kellogg Co.	74,795
3,250	@	Kroger Co.	64,155
900		McCormick & Co., Inc.	30,519
2,050		Safeway, Inc.	48,647
663		Sara Lee Corp.	12,597
1,000		SUPERVALU, Inc.	34,800
1,000		Wm. Wrigley Jr. Co.	71,050
			623,230

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 29.9% (continued)
		Forest Products and Paper: 0.1%
100		Georgia-Pacific Corp.	$3,209
700		Louisiana-Pacific Corp.	17,703
1,000		MeadWestvaco Corp.	28,970
850		Plum Creek Timber Co., Inc.	31,238
700		Temple-Inland, Inc.	26,943
600		Weyerhaeuser Co.	39,012
			147,075
		Gas: 0.1%
900		KeySpan Corp.	34,353
1,200		Sempra Energy	53,784
			88,137
		Hand/Machine Tools: 0.0%
690		Black & Decker Corp.	58,857
100		Snap-On, Inc.	3,550
450		Stanley Works	20,588
			82,995
		Healthcare-Products: 1.0%
300		Bausch & Lomb, Inc.	22,737
2,600		Baxter Intl., Inc.	104,858
1,890		Becton Dickinson & Co.	99,471
3,950	@	Boston Scientific Corp.	106,176
500		C.R. Bard, Inc.	32,165
1,600		Guidant Corp.	113,024
13,250		Johnson & Johnson	839,917
5,700		Medtronic, Inc.	324,900
1,550	@	St. Jude Medical, Inc.	71,145
150	@	Zimmer Holdings, Inc.	12,326
			1,726,719
		Healthcare-Services: 0.8%
2,610		Aetna, Inc.	207,939
1,750		HCA, Inc.	86,275
1,460	@	Humana, Inc.	70,314
650	@	Laboratory Corp. of America Holdings	32,058
400		Quest Diagnostics, Inc.	19,992
11,330		UnitedHealth Group, Inc.	583,494
5,460	@	WellPoint, Inc.	405,405
			1,405,477
		Home Builders: 0.0%
300		Centex Corp.	20,325
600		DR Horton, Inc.	22,152
			42,477
		Household Products/Wares: 0.2%
700		Clorox Co.	40,299
300		Fortune Brands, Inc.	26,094
3,650		Kimberly-Clark Corp.	227,468
			293,861
		Housewares: 0.0%
1,100		Newell Rubbermaid, Inc.	25,773
			25,773

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 29.9% (continued)
		Insurance: 1.8%
2,530	@@	ACE Ltd.	$112,357
2,300		AFLAC, Inc.	99,406
6,000		Allstate Corp.	337,259
550		AMBAC Financial Group, Inc.	37,719
11,400		American Intl. Group, Inc.	674,879
1,600		Aon Corp.	47,872
1,770		Chubb Corp.	153,919
960		CIGNA Corp.	110,707
792		Cincinnati Financial Corp.	32,456
2,250		Hartford Financial Services Group, Inc.	164,363
600		Jefferson-Pilot Corp.	29,838
750		Lincoln National Corp.	37,193
1,250		Loews Corp.	109,613
600		MBIA, Inc.	34,782
6,550		MetLife, Inc.	320,819
650		MGIC Investment Corp.	40,580
2,250		Principal Financial Group	103,050
1,750		Progressive Corp.	168,718
3,920		Prudential Financial, Inc.	252,330
1,000		Safeco Corp.	52,140
5,150		St. Paul Travelers Cos., Inc.	221,502
850		Torchmark Corp.	44,829
1,150		UnumProvident Corp.	22,218
660	@@	XL Capital Ltd.	45,870
			3,254,419
		Internet: 0.3%
5,400	@	eBay, Inc.	218,646
650	@	Monster Worldwide, Inc.	20,306
10,650	@	Symantec Corp.	223,437
2,950	@	Yahoo!, Inc.	98,353
			560,742
		Iron/Steel: 0.1%
1,400		Nucor Corp.	79,072
920		United States Steel Corp.	38,566
			117,638
		Leisure Time: 0.1%
400		Brunswick Corp.	17,600
2,450		Carnival Corp.	120,883
1,500		Harley-Davidson, Inc.	73,890
550		Sabre Holdings Corp.	10,549
			222,922
		Lodging: 0.1%
850		Harrah’s Entertainment, Inc.	59,126
2,200		Hilton Hotels Corp.	50,974
990		Marriott Intl., Inc.	62,578
950		Starwood Hotels & Resorts Worldwide, Inc.	55,385
			228,063
		Machinery-Diversified: 0.1%
250		Cummins, Inc.	21,618
1,000		Deere & Co.	65,380
1,200		Rockwell Automation, Inc.	62,448
			149,446

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 29.9% (continued)
		Media: 0.8%
10,450	@	Comcast Corp.	$321,337
150		Gannett Co., Inc.	10,908
3,350		McGraw-Hill Cos., Inc.	161,537
300		Meredith Corp.	14,730
700		New York Times Co.	22,351
13,650		News Corp. - Class A	221,267
21,750		Time Warner, Inc.	389,759
150		Tribune Co.	5,636
3,750		Viacom, Inc.	127,463
9,700		Walt Disney Co.	244,343
			1,519,331
		Mining: 0.1%
1,550		Freeport-McMoRan Copper & Gold, Inc.	65,363
450		Phelps Dodge Corp.	48,389
			113,752
		Miscellaneous Manufacturing: 1.5%
3,750		3M Co.	266,813
500		Cooper Industries Ltd.	33,220
1,350		Danaher Corp.	72,306
900		Dover Corp.	36,630
100		Eastman Kodak Co.	2,437
700		Eaton Corp.	44,744
52,050		General Electric Co.	1,749,400
4,200		Honeywell Intl., Inc.	160,776
1,200		Illinois Tool Works, Inc.	101,136
800	@@	Ingersoll-Rand Co. Ltd.	63,696
450		ITT Industries, Inc.	49,104
600		Pall Corp.	17,160
1,000		Textron, Inc.	71,300
			2,668,722
		Office/Business Equipment: 0.1%
950		Pitney Bowes, Inc.	41,088
4,200	@	Xerox Corp.	56,322
			97,410
		Oil and Gas: 3.2%
250		Amerada Hess Corp.	31,775
850		Anadarko Petroleum Corp.	77,240
500		Apache Corp.	35,810
3,000		Burlington Resources, Inc.	221,370
16,471		ChevronTexaco Corp.	1,011,318
7,900		ConocoPhillips	520,926
3,400		Devon Energy Corp.	206,618
1,000		EOG Resources, Inc.	63,830
46,150		Exxon Mobil Corp.	2,764,384
600		Kerr-McGee Corp.	52,818
1,900		Marathon Oil Corp.	122,189
500		Murphy Oil Corp.	27,325
500	@, @@	Nabors Industries, Ltd.	33,500
150		Noble Corp.	10,695
2,350		Occidental Petroleum Corp.	195,121
400	@	Rowan Cos., Inc.	14,880
1,200		Sunoco, Inc.	87,240
1,150	@	Transocean, Inc.	67,896
2,000		Valero Energy Corp.	213,000
			5,757,935
		Oil and Gas Services: 0.1%
150		BJ Services Co.	9,462
1,750		Halliburton Co.	108,447
50	@	National-Oilwell Varco, Inc.	3,211
200		Schlumberger Ltd.	17,246
500	@	Weatherford Intl. Ltd.	33,855
			172,221

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 29.9% (continued)
		Packaging and Containers: 0.0%
800		Ball Corp.	$30,008
800	@	Pactiv Corp.	15,528
400	@	Sealed Air Corp.	20,300
			65,836
		Pharmaceuticals: 1.4%
3,500		Abbott Laboratories	157,955
650		Allergan, Inc.	59,833
860		AmerisourceBergen Corp.	64,216
900		Bristol-Myers Squibb Co.	22,023
3,850		Cardinal Health, Inc.	229,499
2,180	@	Caremark Rx, Inc.	101,871
550		Eli Lilly & Co.	30,261
1,100	@	Express Scripts, Inc.	63,646
1,550	@	Forest Laboratories, Inc.	68,820
2,050	@	Gilead Sciences, Inc.	88,150
1,000	@	Hospira, Inc.	39,840
1,000	@	King Pharmaceuticals, Inc.	14,700
1,191	@	Medco Health Solutions, Inc.	58,681
9,700		Merck & Co., Inc.	273,831
33,200		Pfizer, Inc.	845,603
7,300		Schering-Plough Corp.	156,293
550	@	Watson Pharmaceuticals, Inc.	18,964
6,300		Wyeth	288,477
			2,582,663
		Pipelines: 0.0%
150		Kinder Morgan, Inc.	14,321
2,050		Williams Cos., Inc.	46,002
			60,323
		Real Estate Investment Trusts: 0.1%
450		Apartment Investment & Management Co.	17,955
150		Equity Residential	5,666
450		ProLogis	19,580
500		Public Storage, Inc.	33,760
900		Simon Property Group, Inc.	68,462
500		Vornado Realty Trust	43,010
			188,433
		Retail: 2.1%
100	@	Autonation, Inc.	2,081
1,400	@	Bed Bath & Beyond, Inc.	56,770
3,980		Best Buy Co., Inc.	189,687
1,350		Circuit City Stores, Inc.	22,802
2,000		Costco Wholesale Corp.	86,880
1,050		Darden Restaurants, Inc.	32,981
600		Dillard’s, Inc.	13,506
350		Family Dollar Stores, Inc.	6,958
1,736		Federated Department Stores, Inc.	119,756
3,900		Gap, Inc.	74,139
19,170		Home Depot, Inc.	772,933
2,000		J.C. Penney Co., Inc. Holding Co.	97,260
750	@	Kohl’s Corp.	39,338
1,700		Limited Brands, Inc.	37,366
3,450		Lowe’s Cos., Inc.	221,870
5,800		McDonald’s Corp.	188,210
1,800		Nordstrom, Inc.	60,444
1,450	@	Office Depot, Inc.	43,500
530	@	Sears Holdings Corp.	72,006
5,225		Staples, Inc.	114,741

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 29.9% (continued)
1,850	@	Starbucks Corp.	$90,724
4,250		Target Corp.	228,438
2,100		TJX Cos., Inc.	43,911
14,950		Wal-Mart Stores, Inc.	672,151
9,110		Walgreen Co.	422,065
500		Wendy’s Intl., Inc.	23,570
1,400		Yum! Brands, Inc.	66,332
			3,800,419
		Savings and Loans: 0.2%
1,300		Golden West Financial Corp.	79,287
6,650		Washington Mutual, Inc.	276,507
			355,794
		Semiconductors: 1.1%
1,300	@	Altera Corp.	28,431
1,650		Analog Devices, Inc.	60,143
7,550		Applied Materials, Inc.	138,241
1,200	@	Broadcom Corp.	52,200
1,494	@	Freescale Semiconductor, Inc.	35,976
46,800		Intel Corp.	1,203,695
950		KLA-Tencor Corp.	48,222
700		Linear Technology Corp.	26,551
1,700	@	LSI Logic Corp.	16,388
1,450		Maxim Integrated Products, Inc.	61,843
2,600		National Semiconductor Corp.	64,818
700	@	Novellus Systems, Inc.	18,767
850	@	Nvidia Corp.	26,078
500	@	QLogic Corp.	17,280
8,000		Texas Instruments, Inc.	261,439
			2,060,072
		Software: 1.4%
4,370		Adobe Systems, Inc.	118,165
1,880	@	Autodesk, Inc.	81,216
2,600		Automatic Data Processing, Inc.	111,150
1,250	@	BMC Software, Inc.	25,000
800	@	Citrix Systems, Inc.	19,040
2,350		Computer Associates Intl., Inc.	63,356
3,460	@	Compuware Corp.	31,348
650	@	Electronic Arts, Inc.	37,232
3,349		First Data Corp.	139,151
1,000	@	Fiserv, Inc.	44,870
1,300		IMS Health, Inc.	35,360
1,450	@	Intuit, Inc.	66,468
500	@	Mercury Interactive Corp.	18,335
44,800		Microsoft Corp.	1,227,519
1,650	@	Novell, Inc.	10,857
33,480	@	Oracle Corp.	434,236
2,290	@	Parametric Technology Corp.	13,877
1,950		Siebel Systems, Inc.	16,088
			2,493,268
		Telecommunications: 1.7%
500	@	ADC Telecommunications, Inc.	10,470
1,050		Alltel Corp.	65,090
2,100		AT&T Corp.	41,328
1,650	@	Avaya, Inc.	16,830
1,000		BellSouth Corp.	26,290
600		CenturyTel, Inc.	21,540
28,000	@	Cisco Systems, Inc.	493,359
1,500		Citizens Communications Co.	20,460
1,200	@	Comverse Technology, Inc.	30,936
3,100	@	Corning, Inc.	61,876

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 29.9% (continued)
21,930		Motorola, Inc.	$479,828
7,050		QUALCOMM, Inc.	279,956
4,400	@	Qwest Communications Intl., Inc.	17,160
19,150		SBC Communications, Inc.	461,132
1,000		Scientific-Atlanta, Inc.	38,260
16,868		Sprint Corp.	437,387
2,200	@	Tellabs, Inc.	19,558
14,850		Verizon Communications, Inc.	485,744
			3,007,204
		Textiles: 0.0%
750		Cintas Corp.	30,938
			30,938
		Toys/Games/Hobbies: 0.0%
1,000		Hasbro, Inc.	20,700
1,800		Mattel, Inc.	32,454
			53,154
		Transportation: 0.5%
1,950		Burlington Northern Santa Fe Corp.	103,389
1,780		CSX Corp.	78,195
1,400		FedEx Corp.	114,016
3,050		Norfolk Southern Corp.	108,611
600		Union Pacific Corp.	40,962
5,450		United Parcel Service, Inc.	386,350
			831,523
		Total Common Stock
		(Cost $51,190,586)	53,924,213

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 62.0%
	Federal Home Loan Mortgage Corporation: 36.0%
$73,000,000	4.230%, due 06/26/08	$65,119,942
		65,119,942
	Federal National Mortgage Association: 26.0%
5,430,000	4.240%, due 05/15/08	4,863,662
47,000,000	4.260%, due 05/15/08	42,083,800
		46,947,462
	Total U.S. Government Agency Obligations
	(Cost $116,767,243)	112,067,404
U.S. TREASURY OBLIGATIONS: 7.6%
	U.S. Treasury STRIP: 7.6%
15,118,000	3.860%, due 05/15/08	13,646,852
	Total U.S. Treasury Obligations
	(Cost $13,641,618)	13,646,852
	Total Long-Term Investments
	(Cost $181,599,447)	179,638,469

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund VII	as of August 31, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreement: 0.9%
$1,641,000		Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $1,641,163 to be received upon repurchase (Collateralized by $1,684,000 Federal Home Loan Mortgage Corporation, 3.350%, Market Value plus accrued interest $1,674,489, due 11/09/07).		$1,641,000
		Total Short-Term Investments
		(Cost $1,641,000)		1,641,000

		Total Investments In Securities
		(Cost $183,240,447)*	100.4%	$181,279,469
		Other Assets and Liabilities—Net	(0.4)	(660,432)
		Net Assets	100.0%	$180,619,037
	@	Non-income producing security
	@@	Foreign issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	*	Cost for federal income tax purposes is $184,335,170
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,015,079
		Gross Unrealized Depreciation		(6,070,780)
		Net Unrealized Depreciation		$(3,055,701)

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 32.4%
		Advertising: 0.1%
1,330	@	Interpublic Group of Cos., Inc.	$16,133
670		Omnicom Group, Inc.	53,895
			70,028
		Aerospace/Defense: 0.9%
4,320		Boeing Co.	289,526
1,140		General Dynamics Corp.	130,633
360		Goodrich Corp.	16,495
350		L-3 Communications Holdings, Inc.	28,658
2,510		Lockheed Martin Corp.	156,222
2,197		Northrop Grumman Corp.	123,230
2,350		Raytheon Co.	92,167
520		Rockwell Collins, Inc.	25,028
3,450		United Technologies Corp.	172,500
			1,034,459
		Agriculture: 0.6%
6,390		Altria Group, Inc.	451,773
3,880		Archer-Daniels-Midland Co.	87,339
1,650		Monsanto Co.	105,336
670		Reynolds American, Inc.	56,240
900		UST, Inc.	38,304
			738,992
		Airlines: 0.0%
2,300		Southwest Airlines Co.	30,636
			30,636
		Apparel: 0.2%
2,210	@	Coach, Inc.	73,350
520		Jones Apparel Group, Inc.	14,654
330		Liz Claiborne, Inc.	13,540
1,370		Nike, Inc.	108,106
160		Reebok Intl., Ltd.	9,008
560		VF Corp.	33,214
			251,872
		Auto Manufacturers: 0.1%
6,180		Ford Motor Co.	61,615
275		PACCAR, Inc.	19,272
			80,887
		Auto Parts and Equipment: 0.1%
1,700		Delphi Corp.	9,435
550	@	Goodyear Tire & Rubber Co.	9,240
570		Johnson Controls, Inc.	34,189
			52,864

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.4% (continued)
		Banks: 2.1%
1,180		AmSouth Bancorporation	$31,058
21,180		Bank of America Corp.	911,374
1,656		BB&T Corp.	67,184
840		Comerica, Inc.	50,812
350		Compass Bancshares, Inc.	16,384
310		First Horizon National Corp.	12,115
680		Huntington Bancshares, Inc.	16,313
2,150		KeyCorp	71,208
300		M & T Bank Corp.	31,986
670		Marshall & Ilsley Corp.	29,326
690		Mellon Financial Corp.	22,391
3,160		National City Corp.	115,751
685		North Fork Bancorporation, Inc.	18,831
610		Northern Trust Corp.	30,402
1,010		PNC Financial Services Group, Inc.	56,792
100		Regions Financial Corp.	3,272
1,000		State Street Corp.	48,330
1,220		SunTrust Banks, Inc.	85,742
838		Synovus Financial Corp.	24,109
1,240		The Bank of New York Co., Inc.	37,907
6,090		U.S. Bancorp	177,950
5,373		Wachovia Corp.	266,608
5,260		Wells Fargo & Co.	313,600
290		Zions Bancorporation	20,259
			2,459,704
		Beverages: 1.0%
260		Anheuser-Busch Cos., Inc.	11,521
570		Brown-Forman Corp.	32,279
11,840		Coca-Cola Co.	520,960
1,140		Coca-Cola Enterprises, Inc.	25,479
600	@	Constellation Brands, Inc.	16,512
620		Pepsi Bottling Group, Inc.	18,278
10,390		PepsiCo, Inc.	569,891
			1,194,920
		Biotechnology: 0.3%
4,220	@	Amgen, Inc.	337,177
350	@	Genzyme Corp.	24,910
400	@	MedImmune, Inc.	11,972
150	@	Millipore Corp.	9,593
			383,652
		Building Materials: 0.1%
570		American Standard Cos., Inc.	25,992
720		Masco Corp.	22,090
610		Vulcan Materials Co.	43,828
			91,910
		Chemicals: 0.5%
800		Air Products & Chemicals, Inc.	44,320
200		Ashland, Inc.	12,158
3,530		Dow Chemical Co.	152,496
3,800		E.I. du Pont de Nemours & Co.	150,366
350		Eastman Chemical Co.	16,790
400		Ecolab, Inc.	13,200
460		Engelhard Corp.	13,087
270		International Flavors & Fragrances, Inc.	9,747
1,050		PPG Industries, Inc.	66,129
1,110		Praxair, Inc.	53,613
630		Rohm & Haas Co.	27,348
700		Sherwin-Williams Co.	32,452
270		Sigma-Aldrich Corp.	16,848
			608,554

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.4% (continued)
		Commercial Services: 0.3%
5,530		Cendant Corp.	$112,480
770		Equifax, Inc.	25,441
520		H&R Block, Inc.	14,014
1,860		McKesson Corp.	86,806
760		Moody’s Corp.	37,324
1,170		Paychex, Inc.	39,932
800		R.R. Donnelley & Sons Co.	29,888
500		Robert Half Intl., Inc.	16,840
			362,725
		Computers: 1.5%
200	@	Affiliated Computer Services, Inc.	10,390
5,070	@	Apple Computer, Inc.	237,935
550	@	Computer Sciences Corp.	24,503
14,960	@	Dell, Inc.	532,576
750		Electronic Data Systems Corp.	16,800
7,990	@	EMC Corp.	102,751
9,610		Hewlett-Packard Co.	266,774
4,900		International Business Machines Corp.	395,038
430	@	Lexmark Intl., Inc.	27,081
900	@	NCR Corp.	30,798
1,110	@	Network Appliance, Inc.	26,351
17,620	@	Sun Microsystems, Inc.	66,956
1,100	@	Unisys Corp.	7,315
			1,745,268
		Cosmetics/Personal Care: 0.7%
260		Alberto-Culver Co.	11,167
2,790		Colgate-Palmolive Co.	146,475
3,230		Gillette Co.	174,000
7,680		Procter & Gamble Co.	426,087
			757,729
		Distribution/Wholesale: 0.0%
550		Genuine Parts Co.	25,201
150		W.W. Grainger, Inc.	9,648
			34,849
		Diversified Financial Services: 1.7%
3,930		American Express Co.	217,093
430		Bear Stearns Cos., Inc.	43,215
810		Capital One Financial Corp.	66,614
3,550		Charles Schwab Corp.	48,032
1,050		CIT Group, Inc.	47,544
8,090		Citigroup, Inc.	354,099
1,810		Countrywide Financial Corp.	61,160
1,100	@	E*TRADE Financial Corp.	17,600
3,150		Fannie Mae	160,776
120		Federated Investors, Inc.	3,727
570		Franklin Resources, Inc.	45,851
2,200		Freddie Mac	132,836
170		Goldman Sachs Group, Inc.	18,901
1,490		Lehman Brothers Holdings, Inc.	157,433
3,900		MBNA Corp.	98,280
3,030		Merrill Lynch & Co., Inc.	173,195
3,430		Morgan Stanley	174,484
1,580	@	Providian Financial Corp.	29,388
1,420		SLM Corp.	70,645
400		T. Rowe Price Group, Inc.	25,200
			1,946,073

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.4% (continued)
		Electric: 1.0%
1,150	@	AES Corp.	$18,101
500	@	Allegheny Energy, Inc.	15,080
750		Ameren Corp.	41,198
1,490		American Electric Power Co., Inc.	55,398
1,050		CenterPoint Energy, Inc.	14,921
1,200	@	CMS Energy Corp.	19,320
750		Consolidated Edison, Inc.	35,183
600		Constellation Energy Group, Inc.	35,250
150		Dominion Resources, Inc.	11,472
600		DTE Energy Co.	27,462
3,410		Duke Energy Corp.	98,856
2,060		Edison Intl.	92,762
750		Entergy Corp.	56,183
2,280		Exelon Corp.	122,868
1,170		FirstEnergy Corp.	59,705
680		FPL Group, Inc.	29,301
950		NiSource, Inc.	22,933
1,340		PG&E Corp.	50,277
400		Pinnacle West Capital Corp.	17,972
1,180		PPL Corp.	37,713
200		Progress Energy, Inc.	8,718
950		Public Service Enterprise Group, Inc.	61,323
1,390		Southern Co.	47,816
1,300		TECO Energy, Inc.	22,633
1,460		TXU Corp.	141,648
720		Xcel Energy, Inc.	13,853
			1,157,946
		Electrical Components and Equipment: 0.1%
1,470		Emerson Electric Co.	98,902
			98,902
		Electronics: 0.1%
1,400	@	Agilent Technologies, Inc.	45,023
500		Applera Corp. - Applied Biosystems Group	10,750
470	@	Jabil Circuit, Inc.	13,837
40		Parker Hannifin Corp.	2,578
390		PerkinElmer, Inc.	8,073
3,750	@	Solectron Corp.	15,375
470	@	Thermo Electron Corp.	13,113
350	@	Waters Corp.	15,915
			124,664
		Entertainment: 0.0%
550		International Game Technology	15,246
			15,246
		Environmental Control: 0.0%
1,660		Waste Management, Inc.	45,534
			45,534
		Food: 0.4%
300		Albertson’s, Inc.	6,039
950		Campbell Soup Co.	27,930
150		ConAgra Foods, Inc.	3,425
1,250		General Mills, Inc.	57,649
1,050		H.J. Heinz Co.	37,716
650		Hershey Foods Corp.	38,409
1,320		Kellogg Co.	59,835
2,250	@	Kroger Co.	44,415
450		McCormick & Co., Inc.	15,260
1,600		Safeway, Inc.	37,968
438		Sara Lee Corp.	8,322
670		SUPERVALU, Inc.	23,316
660		Wm. Wrigley Jr. Co.	46,893
			407,177

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.4% (continued)
		Forest Products and Paper: 0.1%
100		Georgia-Pacific Corp.	$3,209
510		Louisiana-Pacific Corp.	12,898
600		MeadWestvaco Corp.	17,382
450		Plum Creek Timber Co., Inc.	16,538
500		Temple-Inland, Inc.	19,245
400		Weyerhaeuser Co.	26,007
			95,279
		Gas: 0.1%
680		KeySpan Corp.	25,956
100		Nicor, Inc.	4,141
850		Sempra Energy	38,097
			68,194
		Hand/Machine Tools: 0.1%
460		Black & Decker Corp.	39,238
90		Snap-On, Inc.	3,195
280		Stanley Works	12,810
			55,243
		Healthcare-Products: 1.1%
260		Bausch & Lomb, Inc.	19,705
1,810		Baxter Intl., Inc.	72,997
1,330		Becton Dickinson & Co.	69,998
2,760	@	Boston Scientific Corp.	74,189
340		C.R. Bard, Inc.	21,872
1,100		Guidant Corp.	77,704
9,190		Johnson & Johnson	582,554
4,070		Medtronic, Inc.	231,990
1,240	@	St. Jude Medical, Inc.	56,916
110	@	Zimmer Holdings, Inc.	9,039
			1,216,964
		Healthcare-Services: 0.9%
1,830		Aetna, Inc.	145,796
1,200		HCA, Inc.	59,160
920	@	Humana, Inc.	44,307
450	@	Laboratory Corp. of America Holdings	22,194
280		Quest Diagnostics, Inc.	13,994
7,850		UnitedHealth Group, Inc.	404,276
3,820	@	WellPoint, Inc.	283,635
			973,362
		Home Builders: 0.0%
200		Centex Corp.	13,550
400		DR Horton, Inc.	14,768
			28,318
		Household Products/Wares: 0.2%
510		Clorox Co.	29,361
2,550		Kimberly-Clark Corp.	158,916
			188,277
		Housewares: 0.0%
1,000		Newell Rubbermaid, Inc.	23,430
			23,430

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.4% (continued)
		Insurance: 2.0%
1,810	@@	ACE Ltd.	$80,382
1,470		AFLAC, Inc.	63,533
4,130		Allstate Corp.	232,146
370		AMBAC Financial Group, Inc.	25,375
8,070		American Intl. Group, Inc.	477,743
1,150		Aon Corp.	34,408
1,210		Chubb Corp.	105,222
790		CIGNA Corp.	91,103
506		Cincinnati Financial Corp.	20,736
1,550		Hartford Financial Services Group, Inc.	113,228
360		Jefferson-Pilot Corp.	17,903
510		Lincoln National Corp.	25,291
800		Loews Corp.	70,152
470		MBIA, Inc.	27,246
4,550		MetLife, Inc.	222,858
520		MGIC Investment Corp.	32,464
1,510		Principal Financial Group	69,158
1,220		Progressive Corp.	117,620
2,740		Prudential Financial, Inc.	176,374
760		Safeco Corp.	39,626
3,550		St. Paul Travelers Cos., Inc.	152,686
280		Torchmark Corp.	14,767
800		UnumProvident Corp.	15,456
390	@@	XL Capital Ltd.	27,105
			2,252,582
		Internet: 0.3%
3,760	@	eBay, Inc.	152,242
400	@	Monster Worldwide, Inc.	12,496
7,367	@	Symantec Corp.	154,560
2,050	@	Yahoo!, Inc.	68,347
			387,645
		Iron/Steel: 0.1%
950		Nucor Corp.	53,656
650		United States Steel Corp.	27,248
			80,904
		Leisure Time: 0.1%
320		Brunswick Corp.	14,080
1,800		Carnival Corp.	88,812
920		Harley-Davidson, Inc.	45,319
550		Sabre Holdings Corp.	10,549
			158,760
		Lodging: 0.1%
620		Harrah’s Entertainment, Inc.	43,127
1,770		Hilton Hotels Corp.	41,011
720		Marriott Intl., Inc.	45,511
640		Starwood Hotels & Resorts Worldwide, Inc.	37,312
			166,961
		Machinery-Diversified: 0.1%
20		Cummins, Inc.	1,729
710		Deere & Co.	46,420
570		Rockwell Automation, Inc.	29,663
			77,812

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.4% (continued)
		Media: 0.9%
6,800	@	Comcast Corp.	$209,100
90		Gannett Co., Inc.	6,545
2,320		McGraw-Hill Cos., Inc.	111,870
140		Meredith Corp.	6,874
490		New York Times Co.	15,646
9,500		News Corp. - Class A	153,995
15,120		Time Warner, Inc.	270,950
70		Tribune Co.	2,630
2,600		Viacom, Inc.	88,374
6,740		Walt Disney Co.	169,781
			1,035,765
		Mining: 0.1%
1,050		Freeport-McMoRan Copper & Gold, Inc.	44,278
350		Phelps Dodge Corp.	37,636
			81,914
		Miscellaneous Manufacturing: 1.6%
2,600		3M Co.	184,990
390		Cooper Industries Ltd.	25,912
900		Danaher Corp.	48,204
600		Dover Corp.	24,420
470		Eastman Kodak Co.	11,454
500		Eaton Corp.	31,960
36,100		General Electric Co.	1,213,321
2,880		Honeywell Intl., Inc.	110,246
830		Illinois Tool Works, Inc.	69,952
580	@@	Ingersoll-Rand Co. Ltd.	46,180
320		ITT Industries, Inc.	34,918
410		Pall Corp.	11,726
710		Textron, Inc.	50,623
			1,863,906
		Office/Business Equipment: 0.1%
800		Pitney Bowes, Inc.	34,600
3,360	@	Xerox Corp.	45,058
			79,658
		Oil and Gas: 3.4%
190		Amerada Hess Corp.	24,149
560		Anadarko Petroleum Corp.	50,887
420		Apache Corp.	30,080
2,090		Burlington Resources, Inc.	154,221
11,421		ChevronTexaco Corp.	701,249
5,460		ConocoPhillips	360,032
2,360		Devon Energy Corp.	143,417
680		EOG Resources, Inc.	43,404
31,950		Exxon Mobil Corp.	1,913,806
370		Kerr-McGee Corp.	32,571
1,350		Marathon Oil Corp.	86,819
400		Murphy Oil Corp.	21,860
300	@, @@	Nabors Industries, Ltd.	20,100
50		Noble Corp.	3,565
1,580		Occidental Petroleum Corp.	131,187
720		Sunoco, Inc.	52,344
700	@	Transocean, Inc.	41,328
1,350		Valero Energy Corp.	143,775
			3,954,794
		Oil and Gas Services: 0.1%
120		BJ Services Co.	7,570
1,100		Halliburton Co.	68,166
50	@	National-Oilwell Varco, Inc.	3,211
300	@	Weatherford Intl. Ltd.	20,313
			99,260

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.4% (continued)
		Packaging and Containers: 0.0%
480		Ball Corp.	$18,004
480	@	Pactiv Corp.	9,317
290	@	Sealed Air Corp.	14,718
			42,039
		Pharmaceuticals: 1.6%
2,400		Abbott Laboratories	108,312
490		Allergan, Inc.	45,105
590		AmerisourceBergen Corp.	44,055
620		Bristol-Myers Squibb Co.	15,171
2,670		Cardinal Health, Inc.	159,159
1,520	@	Caremark Rx, Inc.	71,030
350		Eli Lilly & Co.	19,257
740	@	Express Scripts, Inc.	42,816
1,020	@	Forest Laboratories, Inc.	45,288
1,400	@	Gilead Sciences, Inc.	60,200
800	@	Hospira, Inc.	31,872
600	@	King Pharmaceuticals, Inc.	8,820
920	@	Medco Health Solutions, Inc.	45,328
6,760		Merck & Co., Inc.	190,835
23,070		Pfizer, Inc.	587,593
5,000		Schering-Plough Corp.	107,050
400	@	Watson Pharmaceuticals, Inc.	13,792
4,400		Wyeth	201,476
			1,797,159
		Pipelines: 0.0%
140		Kinder Morgan, Inc.	13,366
1,470		Williams Cos., Inc.	32,987
			46,353
		Real Estate Investment Trusts: 0.1%
350		Apartment Investment & Management Co.	13,965
50		Equity Residential	1,889
300		ProLogis	13,053
300		Public Storage, Inc.	20,256
660		Simon Property Group, Inc.	50,206
400		Vornado Realty Trust	34,408
			133,777
		Retail: 2.3%
50	@	Autonation, Inc.	1,041
940	@	Bed Bath & Beyond, Inc.	38,117
2,730		Best Buy Co., Inc.	130,112
950		Circuit City Stores, Inc.	16,046
1,620		Costco Wholesale Corp.	70,373
840		Darden Restaurants, Inc.	26,384
400		Dillard’s, Inc.	9,004
250		Family Dollar Stores, Inc.	4,970
1,149		Federated Department Stores, Inc.	79,261
2,630		Gap, Inc.	49,996
13,290		Home Depot, Inc.	535,852
1,400		J.C. Penney Co., Inc. Holding Co.	68,082
500	@	Kohl’s Corp.	26,225
1,220		Limited Brands, Inc.	26,816
2,440		Lowe’s Cos., Inc.	156,916
4,010		McDonald’s Corp.	130,125
1,280		Nordstrom, Inc.	42,982
950	@	Office Depot, Inc.	28,500
350	@	Sears Holdings Corp.	47,551
3,660		Staples, Inc.	80,374
1,310	@	Starbucks Corp.	64,242

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.4% (continued)
2,700		Target Corp.	$145,125
1,480		TJX Cos., Inc.	30,947
10,340		Wal-Mart Stores, Inc.	464,885
6,300		Walgreen Co.	291,879
330		Wendy’s Intl., Inc.	15,556
970		Yum! Brands, Inc.	45,959
			2,627,320
		Savings and Loans: 0.2%
820		Golden West Financial Corp.	50,012
4,610		Washington Mutual, Inc.	191,684
			241,696
		Semiconductors: 1.2%
1,020	@	Altera Corp.	22,307
1,120		Analog Devices, Inc.	40,824
4,950		Applied Materials, Inc.	90,635
850	@	Broadcom Corp.	36,975
1,025	@	Freescale Semiconductor, Inc.	24,682
32,330		Intel Corp.	831,527
650		KLA-Tencor Corp.	32,994
430		Linear Technology Corp.	16,310
1,200	@	LSI Logic Corp.	11,568
960		Maxim Integrated Products, Inc.	40,944
1,790		National Semiconductor Corp.	44,625
450	@	Novellus Systems, Inc.	12,065
550	@	Nvidia Corp.	16,874
400	@	QLogic Corp.	13,824
5,560		Texas Instruments, Inc.	181,700
			1,417,854
		Software: 1.5%
3,010		Adobe Systems, Inc.	81,390
1,330	@	Autodesk, Inc.	57,456
1,710		Automatic Data Processing, Inc.	73,103
1,010	@	BMC Software, Inc.	20,200
440	@	Citrix Systems, Inc.	10,472
1,570		Computer Associates Intl., Inc.	42,327
1,440	@	Compuware Corp.	13,046
420	@	Electronic Arts, Inc.	24,058
2,347		First Data Corp.	97,518
640	@	Fiserv, Inc.	28,717
580		IMS Health, Inc.	15,776
1,030	@	Intuit, Inc.	47,215
250	@	Mercury Interactive Corp.	9,168
31,100		Microsoft Corp.	852,139
1,430	@	Novell, Inc.	9,409
23,280	@	Oracle Corp.	301,942
1,580	@	Parametric Technology Corp.	9,575
1,470		Siebel Systems, Inc.	12,128
			1,705,639
		Telecommunications: 1.8%
400	@	ADC Telecommunications, Inc.	8,376
660		Alltel Corp.	40,913
1,420		AT&T Corp.	27,946
2,150	@	Avaya, Inc.	21,930
700		BellSouth Corp.	18,403
390		CenturyTel, Inc.	14,001
19,450	@	Cisco Systems, Inc.	342,708
1,050		Citizens Communications Co.	14,322
440	@	Comverse Technology, Inc.	11,343
2,200	@	Corning, Inc.	43,912
15,180		Motorola, Inc.	332,138

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.4% (continued)
4,890		QUALCOMM, Inc.	$194,182
3,100	@	Qwest Communications Intl., Inc.	12,090
13,260		SBC Communications, Inc.	319,301
870		Scientific-Atlanta, Inc.	33,286
11,685		Sprint Corp.	302,992
1,790	@	Tellabs, Inc.	15,913
10,350		Verizon Communications, Inc.	338,549
			2,092,305
		Textiles: 0.0%
490		Cintas Corp.	20,213
			20,213
		Toys/Games/Hobbies: 0.0%
660		Hasbro, Inc.	13,662
1,250		Mattel, Inc.	22,538
			36,200
		Transportation: 0.5%
1,390		Burlington Northern Santa Fe Corp.	73,698
1,240		CSX Corp.	54,473
960		FedEx Corp.	78,182
2,080		Norfolk Southern Corp.	74,069
450		Union Pacific Corp.	30,722
3,780		United Parcel Service, Inc.	267,964
			579,108
		Total Common Stock
		(Cost $35,471,492)	37,323,282

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 60.8%
		Federal Home Loan Mortgage Corporation: 60.8%
$80,000,000		4.160%, due 12/22/08	$69,908,561
		Total U.S. Government Agency Obligations
		(Cost $71,007,164)	69,908,561
U.S. TREASURY OBLIGATIONS: 6.5%
		U.S. Treasury STRIP: 6.5%
8,453,000		3.870%, due 11/15/08	7,482,705
		Total U.S. Treasury Obligations
		(Cost $7,499,069)	7,482,705
		Total Long-Term Investments
		(Cost $113,977,725)	114,714,548
SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
802,000		Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $802,080 to be received upon repurchase (Collateralized by $823,000 Federal Home Loan Mortgage Corporation, 3.350%, Market Value plus accrued interest $818,352, due 11/09/07).	802,000
		Total Short-Term Investments
		(Cost $802,000)	802,000

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund VIII	as of August 31, 2005 (Unaudited)(continued)

			Value

	Total Investments In Securities
	(Cost $114,779,725)*	100.4%	$115,516,548
	Other Assets and Liabilities—Net	(0.4)	(467,714)
	Net Assets	100.0%	$115,048,834
@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $115,987,246
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$1,679,777
	Gross Unrealized Depreciation		(2,150,475)
	Net Unrealized Appreciation		$(470,698)

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 38.3%
		Advertising: 0.1%
1,000	@	Interpublic Group of Cos., Inc.	$12,130
500		Omnicom Group, Inc.	40,220
			52,350
		Aerospace/Defense: 1.0%
3,550		Boeing Co.	237,921
900		General Dynamics Corp.	103,131
350		Goodrich Corp.	16,037
250		L-3 Communications Holdings, Inc.	20,470
2,020		Lockheed Martin Corp.	125,725
1,775		Northrop Grumman Corp.	99,560
1,900		Raytheon Co.	74,518
400		Rockwell Collins, Inc.	19,252
2,800		United Technologies Corp.	140,000
			836,614
		Agriculture: 0.7%
5,100		Altria Group, Inc.	360,570
3,130		Archer-Daniels-Midland Co.	70,456
1,320		Monsanto Co.	84,269
550		Reynolds American, Inc.	46,167
750		UST, Inc.	31,920
			593,382
		Airlines: 0.0%
1,900		Southwest Airlines Co.	25,308
			25,308
		Apparel: 0.3%
1,880	@	Coach, Inc.	62,397
450		Jones Apparel Group, Inc.	12,681
450		Liz Claiborne, Inc.	18,464
1,150		Nike, Inc.	90,747
100		Reebok Intl., Ltd.	5,630
440		VF Corp.	26,096
			216,015
		Auto Manufacturers: 0.1%
5,100		Ford Motor Co.	50,847
200	@	Navistar Intl. Corp.	6,392
			57,239
		Auto Parts and Equipment: 0.1%
1,400		Delphi Corp.	7,770
800	@	Goodyear Tire & Rubber Co.	13,440
450		Johnson Controls, Inc.	26,991
			48,201

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.3% (continued)
		Banks: 2.5%
900		AmSouth Bancorporation	$23,688
17,170		Bank of America Corp.	738,824
1,321		BB&T Corp.	53,593
750		Comerica, Inc.	45,368
200		Compass Bancshares, Inc.	9,362
250		First Horizon National Corp.	9,770
550		Huntington Bancshares, Inc.	13,195
1,750		KeyCorp	57,960
250		M & T Bank Corp.	26,655
450		Marshall & Ilsley Corp.	19,697
500		Mellon Financial Corp.	16,225
2,500		National City Corp.	91,575
75		North Fork Bancorporation, Inc.	2,062
500		Northern Trust Corp.	24,920
850		PNC Financial Services Group, Inc.	47,796
100		Regions Financial Corp.	3,272
900		State Street Corp.	43,497
900		SunTrust Banks, Inc.	63,252
685		Synovus Financial Corp.	19,707
1,000		The Bank of New York Co., Inc.	30,570
4,700		U.S. Bancorp	137,334
4,351		Wachovia Corp.	215,896
4,150		Wells Fargo & Co.	247,422
200		Zions Bancorporation	13,972
			1,955,612
		Beverages: 1.2%
200		Anheuser-Busch Cos., Inc.	8,862
370		Brown-Forman Corp.	20,953
9,600		Coca-Cola Co.	422,400
900		Coca-Cola Enterprises, Inc.	20,115
400	@	Constellation Brands, Inc.	11,008
650		Pepsi Bottling Group, Inc.	19,162
8,420		PepsiCo, Inc.	461,837
			964,337
		Biotechnology: 0.4%
3,400	@	Amgen, Inc.	271,660
300	@	Genzyme Corp.	21,351
300	@	MedImmune, Inc.	8,979
100	@	Millipore Corp.	6,395
			308,385
		Building Materials: 0.1%
450		American Standard Cos., Inc.	20,520
500		Masco Corp.	15,340
450		Vulcan Materials Co.	32,333
			68,193
		Chemicals: 0.6%
750		Air Products & Chemicals, Inc.	41,550
200		Ashland, Inc.	12,158
2,650		Dow Chemical Co.	114,479
2,850		E.I. du Pont de Nemours & Co.	112,775
300		Eastman Chemical Co.	14,391
300		Ecolab, Inc.	9,900
150		Engelhard Corp.	4,268
200		International Flavors & Fragrances, Inc.	7,220
820		PPG Industries, Inc.	51,644
1,050		Praxair, Inc.	50,715
500		Rohm & Haas Co.	21,705
350		Sherwin-Williams Co.	16,226
200		Sigma-Aldrich Corp.	12,480
			469,511

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.3% (continued)
		Commercial Services: 0.4%
4,500		Cendant Corp.	$91,529
500		Equifax, Inc.	16,520
1,450		McKesson Corp.	67,672
700		Moody’s Corp.	34,377
950		Paychex, Inc.	32,424
700		R.R. Donnelley & Sons Co.	26,152
400		Robert Half Intl., Inc.	13,472
			282,146
		Computers: 1.8%
150	@	Affiliated Computer Services, Inc.	7,793
4,130	@	Apple Computer, Inc.	193,821
450	@	Computer Sciences Corp.	20,048
12,210	@	Dell, Inc.	434,675
700		Electronic Data Systems Corp.	15,680
6,550	@	EMC Corp.	84,233
7,700		Hewlett-Packard Co.	213,752
4,000		International Business Machines Corp.	322,480
100	@	Lexmark Intl., Inc.	6,298
450	@	NCR Corp.	15,399
910	@	Network Appliance, Inc.	21,603
17,180	@	Sun Microsystems, Inc.	65,284
800	@	Unisys Corp.	5,320
			1,406,386
		Cosmetics/Personal Care: 0.8%
200		Alberto-Culver Co.	8,590
2,200		Colgate-Palmolive Co.	115,500
2,550		Gillette Co.	137,369
6,250		Procter & Gamble Co.	346,750
			608,209
		Distribution/Wholesale: 0.0%
450		Genuine Parts Co.	20,619
200		W.W. Grainger, Inc.	12,864
			33,483
		Diversified Financial Services: 2.0%
3,350		American Express Co.	185,054
340		Bear Stearns Cos., Inc.	34,170
600		Capital One Financial Corp.	49,344
2,800		Charles Schwab Corp.	37,884
950		CIT Group, Inc.	43,016
6,500		Citigroup, Inc.	284,504
1,470		Countrywide Financial Corp.	49,671
900	@	E*TRADE Financial Corp.	14,400
2,500		Fannie Mae	127,600
450		Franklin Resources, Inc.	36,198
1,850		Freddie Mac	111,703
150		Goldman Sachs Group, Inc.	16,677
1,170		Lehman Brothers Holdings, Inc.	123,622
3,200		MBNA Corp.	80,640
2,500		Merrill Lynch & Co., Inc.	142,900
2,650		Morgan Stanley	134,806
1,050	@	Providian Financial Corp.	19,530
1,200		SLM Corp.	59,700
350		T. Rowe Price Group, Inc.	22,050
			1,573,469

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.3% (continued)
		Electric: 1.2%
900	@	AES Corp.	$14,166
400	@	Allegheny Energy, Inc.	12,064
650		Ameren Corp.	35,705
1,050		American Electric Power Co., Inc.	39,039
950		CenterPoint Energy, Inc.	13,500
1,090	@	CMS Energy Corp.	17,549
700		Consolidated Edison, Inc.	32,837
650		Constellation Energy Group, Inc.	38,188
150		Dominion Resources, Inc.	11,472
500		DTE Energy Co.	22,885
2,650		Duke Energy Corp.	76,823
1,600		Edison Intl.	72,048
650		Entergy Corp.	48,692
1,800		Exelon Corp.	97,001
1,000		FirstEnergy Corp.	51,030
600		FPL Group, Inc.	25,854
750		NiSource, Inc.	18,105
1,050		PG&E Corp.	39,396
300		Pinnacle West Capital Corp.	13,479
900		PPL Corp.	28,764
150		Progress Energy, Inc.	6,539
650		Public Service Enterprise Group, Inc.	41,958
1,100		Southern Co.	37,840
700		TECO Energy, Inc.	12,187
1,170		TXU Corp.	113,512
600		Xcel Energy, Inc.	11,544
			932,177
		Electrical Components and Equipment: 0.1%
1,000		Emerson Electric Co.	67,280
			67,280
		Electronics: 0.1%
1,150	@	Agilent Technologies, Inc.	36,984
700		Applera Corp. - Applied Biosystems Group	15,050
450	@	Jabil Circuit, Inc.	13,248
100		Parker Hannifin Corp.	6,444
400		PerkinElmer, Inc.	8,280
3,250	@	Solectron Corp.	13,325
400	@	Thermo Electron Corp.	11,160
300	@	Waters Corp.	13,641
			118,132
		Entertainment: 0.0%
400		International Game Technology	11,088
			11,088
		Environmental Control: 0.0%
1,450		Waste Management, Inc.	39,774
			39,774
		Food: 0.4%
250		Albertson’s, Inc.	5,033
850		Campbell Soup Co.	24,990
100		ConAgra Foods, Inc.	2,283
1,000		General Mills, Inc.	46,119
1,000		H.J. Heinz Co.	35,920
500		Hershey Foods Corp.	29,545
950		Kellogg Co.	43,064
1,850	@	Kroger Co.	36,519
400		McCormick & Co., Inc.	13,564
1,300		Safeway, Inc.	30,849
300		Sara Lee Corp.	5,700
650		SUPERVALU, Inc.	22,620
500		Wm. Wrigley Jr. Co.	35,525
			331,731

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.3% (continued)
		Forest Products and Paper: 0.1%
350		Georgia-Pacific Corp.	$11,232
430		Louisiana-Pacific Corp.	10,875
500		MeadWestvaco Corp.	14,485
450		Plum Creek Timber Co., Inc.	16,538
400		Temple-Inland, Inc.	15,396
300		Weyerhaeuser Co.	19,505
			88,031
		Gas: 0.1%
400		KeySpan Corp.	15,268
100		Nicor, Inc.	4,141
800		Sempra Energy	35,856
			55,265
		Hand/Machine Tools: 0.1%
410		Black & Decker Corp.	34,973
100		Snap-On, Inc.	3,550
300		Stanley Works	13,725
			52,248
		Healthcare-Products: 1.2%
200		Bausch & Lomb, Inc.	15,158
1,550		Baxter Intl., Inc.	62,512
1,080		Becton Dickinson & Co.	56,840
2,050	@	Boston Scientific Corp.	55,104
250		C.R. Bard, Inc.	16,083
890		Guidant Corp.	62,870
7,500		Johnson & Johnson	475,424
3,350		Medtronic, Inc.	190,950
950	@	St. Jude Medical, Inc.	43,605
50	@	Zimmer Holdings, Inc.	4,109
			982,655
		Healthcare-Services: 1.0%
1,430		Aetna, Inc.	113,928
1,100		HCA, Inc.	54,230
750	@	Humana, Inc.	36,120
350	@	Laboratory Corp. of America Holdings	17,262
200		Quest Diagnostics, Inc.	9,996
6,360		UnitedHealth Group, Inc.	327,540
3,120	@	WellPoint, Inc.	231,660
			790,736
		Home Builders: 0.0%
300		DR Horton, Inc.	11,076
			11,076
		Household Products/Wares: 0.2%
400		Clorox Co.	23,028
2,000		Kimberly-Clark Corp.	124,640
			147,668
		Housewares: 0.0%
800		Newell Rubbermaid, Inc.	18,744
			18,744

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.3% (continued)
		Insurance: 2.3%
1,440	@@	ACE Ltd.	$63,950
1,300		AFLAC, Inc.	56,186
3,360		Allstate Corp.	188,865
100		AMBAC Financial Group, Inc.	6,858
6,550		American Intl. Group, Inc.	387,759
1,000		Aon Corp.	29,920
970		Chubb Corp.	84,351
600		CIGNA Corp.	69,192
403		Cincinnati Financial Corp.	16,515
1,250		Hartford Financial Services Group, Inc.	91,313
150		Jefferson-Pilot Corp.	7,460
400		Lincoln National Corp.	19,836
700		Loews Corp.	61,383
350		MBIA, Inc.	20,290
3,660		MetLife, Inc.	179,266
200		MGIC Investment Corp.	12,486
1,250		Principal Financial Group	57,250
1,050		Progressive Corp.	101,231
2,250		Prudential Financial, Inc.	144,832
600		Safeco Corp.	31,284
2,850		St. Paul Travelers Cos., Inc.	122,579
300		Torchmark Corp.	15,822
750		UnumProvident Corp.	14,490
360	@@	XL Capital Ltd.	25,020
			1,808,138
		Internet: 0.4%
3,100	@	eBay, Inc.	125,519
300	@	Monster Worldwide, Inc.	9,372
6,017	@	Symantec Corp.	126,237
1,700	@	Yahoo!, Inc.	56,678
			317,806
		Iron/Steel: 0.1%
750		Nucor Corp.	42,360
450		United States Steel Corp.	18,864
			61,224
		Leisure Time: 0.2%
250		Brunswick Corp.	11,000
1,400		Carnival Corp.	69,076
900		Harley-Davidson, Inc.	44,334
400		Sabre Holdings Corp.	7,672
			132,082
		Lodging: 0.2%
500		Harrah’s Entertainment, Inc.	34,780
1,150		Hilton Hotels Corp.	26,646
520		Marriott Intl., Inc.	32,869
650		Starwood Hotels & Resorts Worldwide, Inc.	37,895
			132,190
		Machinery-Diversified: 0.1%
200		Cummins, Inc.	17,294
650		Deere & Co.	42,497
400		Rockwell Automation, Inc.	20,816
			80,607
		Media: 1.1%
5,800	@	Comcast Corp.	178,349
100		Gannett Co., Inc.	7,272
1,870		McGraw-Hill Cos., Inc.	90,171
100		Meredith Corp.	4,910
300		New York Times Co.	9,579
7,250		News Corp. - Class A	117,523

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.3% (continued)
12,050		Time Warner, Inc.	$215,935
50		Tribune Co.	1,879
2,150		Viacom, Inc.	73,079
5,450		Walt Disney Co.	137,286
			835,983
		Mining: 0.1%
850		Freeport-McMoRan Copper & Gold, Inc.	35,845
400		Phelps Dodge Corp.	43,012
			78,857
		Miscellaneous Manufacturing: 1.9%
1,900		3M Co.	135,185
300		Cooper Industries Ltd.	19,932
800		Danaher Corp.	42,848
500		Dover Corp.	20,350
100		Eastman Kodak Co.	2,437
400		Eaton Corp.	25,568
29,400		General Electric Co.	988,133
2,400		Honeywell Intl., Inc.	91,872
750		Illinois Tool Works, Inc.	63,210
450	@@	Ingersoll-Rand Co. Ltd.	35,829
200		ITT Industries, Inc.	21,824
300		Pall Corp.	8,580
550		Textron, Inc.	39,215
			1,494,983
		Office/Business Equipment: 0.1%
750		Pitney Bowes, Inc.	32,438
2,450	@	Xerox Corp.	32,854
			65,292
		Oil and Gas: 4.1%
150		Amerada Hess Corp.	19,065
450		Anadarko Petroleum Corp.	40,892
300		Apache Corp.	21,486
1,600		Burlington Resources, Inc.	118,064
9,244		ChevronTexaco Corp.	567,581
4,350		ConocoPhillips	286,838
2,100		Devon Energy Corp.	127,617
500		EOG Resources, Inc.	31,915
25,950		Exxon Mobil Corp.	1,554,404
300		Kerr-McGee Corp.	26,409
1,150		Marathon Oil Corp.	73,957
300		Murphy Oil Corp.	16,395
300	@, @@	Nabors Industries, Ltd.	20,100
50		Noble Corp.	3,565
1,250		Occidental Petroleum Corp.	103,788
200	@	Rowan Cos., Inc.	7,440
500		Sunoco, Inc.	36,350
650	@	Transocean, Inc.	38,376
1,100		Valero Energy Corp.	117,150
			3,211,392
		Oil and Gas Services: 0.1%
100		BJ Services Co.	6,308
1,000		Halliburton Co.	61,970
50	@	National-Oilwell Varco, Inc.	3,211
300	@	Weatherford Intl. Ltd.	20,313
			91,802

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.3% (continued)
		Packaging and Containers: 0.0%
400		Ball Corp.	$15,004
400	@	Pactiv Corp.	7,764
200	@	Sealed Air Corp.	10,150
			32,918
		Pharmaceuticals: 1.8%
1,900		Abbott Laboratories	85,747
400		Allergan, Inc.	36,820
480		AmerisourceBergen Corp.	35,842
450		Bristol-Myers Squibb Co.	11,012
2,150		Cardinal Health, Inc.	128,162
1,230	@	Caremark Rx, Inc.	57,478
250		Eli Lilly & Co.	13,755
600	@	Express Scripts, Inc.	34,716
900	@	Forest Laboratories, Inc.	39,960
1,200	@	Gilead Sciences, Inc.	51,600
650	@	Hospira, Inc.	25,896
500	@	King Pharmaceuticals, Inc.	7,350
800	@	Medco Health Solutions, Inc.	39,416
5,650		Merck & Co., Inc.	159,500
18,700		Pfizer, Inc.	476,288
4,050		Schering-Plough Corp.	86,711
300	@	Watson Pharmaceuticals, Inc.	10,344
3,500		Wyeth	160,264
			1,460,861
		Pipelines: 0.0%
100		Kinder Morgan, Inc.	9,547
1,350		Williams Cos., Inc.	30,294
			39,841
		Real Estate Investment Trusts: 0.1%
250		Apartment Investment & Management Co.	9,975
50		Equity Residential	1,889
200		ProLogis	8,702
300		Public Storage, Inc.	20,256
600		Simon Property Group, Inc.	45,642
300		Vornado Realty Trust	25,806
			112,270
		Retail: 2.8%
50	@	Autonation, Inc.	1,041
100	@	Autozone, Inc.	9,450
950	@	Bed Bath & Beyond, Inc.	38,523
2,260		Best Buy Co., Inc.	107,712
750		Circuit City Stores, Inc.	12,668
1,250		Costco Wholesale Corp.	54,300
700		Darden Restaurants, Inc.	21,987
320		Dillard’s, Inc.	7,203
200		Family Dollar Stores, Inc.	3,976
934		Federated Department Stores, Inc.	64,401
2,150		Gap, Inc.	40,872
10,810		Home Depot, Inc.	435,858
1,350		J.C. Penney Co., Inc. Holding Co.	65,651
400	@	Kohl’s Corp.	20,980
1,050		Limited Brands, Inc.	23,079
1,950		Lowe’s Cos., Inc.	125,404
3,400		McDonald’s Corp.	110,330
1,100		Nordstrom, Inc.	36,938
750	@	Office Depot, Inc.	22,500
330	@	Sears Holdings Corp.	44,834
3,240		Staples, Inc.	71,150
1,150	@	Starbucks Corp.	56,396
2,250		Target Corp.	120,938
1,450		TJX Cos., Inc.	30,320

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.3% (continued)
8,450		Wal-Mart Stores, Inc.	$379,911
5,130		Walgreen Co.	237,672
450		Wendy’s Intl., Inc.	21,213
750		Yum! Brands, Inc.	35,535
			2,200,842
		Savings and Loans: 0.2%
750		Golden West Financial Corp.	45,743
3,750		Washington Mutual, Inc.	155,925
			201,668
		Semiconductors: 1.5%
950	@	Altera Corp.	20,777
1,100		Analog Devices, Inc.	40,095
4,400		Applied Materials, Inc.	80,564
800	@	Broadcom Corp.	34,800
908	@	Freescale Semiconductor, Inc.	21,865
26,390		Intel Corp.	678,750
450		KLA-Tencor Corp.	22,842
400		Linear Technology Corp.	15,172
1,000	@	LSI Logic Corp.	9,640
750		Maxim Integrated Products, Inc.	31,988
1,500		National Semiconductor Corp.	37,395
350	@	Novellus Systems, Inc.	9,384
450	@	Nvidia Corp.	13,806
350	@	QLogic Corp.	12,096
4,400		Texas Instruments, Inc.	143,791
			1,172,965
		Software: 1.8%
2,420		Adobe Systems, Inc.	65,437
1,140	@	Autodesk, Inc.	49,248
1,450		Automatic Data Processing, Inc.	61,988
1,000	@	BMC Software, Inc.	20,000
450	@	Citrix Systems, Inc.	10,710
1,250		Computer Associates Intl., Inc.	33,700
1,350	@	Compuware Corp.	12,231
350	@	Electronic Arts, Inc.	20,048
2,100		First Data Corp.	87,255
400	@	Fiserv, Inc.	17,948
450		IMS Health, Inc.	12,240
800	@	Intuit, Inc.	36,672
300	@	Mercury Interactive Corp.	11,001
25,300		Microsoft Corp.	693,219
1,100	@	Novell, Inc.	7,238
18,910	@	Oracle Corp.	245,262
1,330	@	Parametric Technology Corp.	8,060
1,250		Siebel Systems, Inc.	10,313
			1,402,570
		Telecommunications: 2.2%
300	@	ADC Telecommunications, Inc.	6,282
550		Alltel Corp.	34,095
1,200		AT&T Corp.	23,616
1,200	@	Avaya, Inc.	12,240
500		BellSouth Corp.	13,145
300		CenturyTel, Inc.	10,770
15,550	@	Cisco Systems, Inc.	273,991
850		Citizens Communications Co.	11,594
700	@	Comverse Technology, Inc.	18,046
1,750	@	Corning, Inc.	34,930
12,360		Motorola, Inc.	270,437
4,300		QUALCOMM, Inc.	170,753
2,500	@	Qwest Communications Intl., Inc.	9,750

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 38.3% (continued)
10,750		SBC Communications, Inc.	$258,860
800		Scientific-Atlanta, Inc.	30,608
9,509		Sprint Corp.	246,568
1,100	@	Tellabs, Inc.	9,779
8,400		Verizon Communications, Inc.	274,763
			1,710,227
		Textiles: 0.0%
400		Cintas Corp.	16,500
			16,500
		Toys/Games/Hobbies: 0.0%
700		Hasbro, Inc.	14,490
500		Mattel, Inc.	9,015
			23,505
		Transportation: 0.6%
1,150		Burlington Northern Santa Fe Corp.	60,973
1,090		CSX Corp.	47,884
900		FedEx Corp.	73,296
1,750		Norfolk Southern Corp.	62,318
350		Union Pacific Corp.	23,895
3,100		United Parcel Service, Inc.	219,758
			488,124
		Total Common Stock
		(Cost $28,814,914)	30,318,092

Principal Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 54.5%
	Federal Home Loan Mortgage Corporation: 54.5%
$50,000,000	4.170%, due 04/21/09	$43,091,251
	Total U.S. Government Agency Obligations
	(Cost $43,446,906)	43,091,251
U.S. TREASURY OBLIGATIONS: 7.4%
	U.S. Treasury STRIP: 7.4%
6,624,000	3.880%, due 02/15/09	5,806,194
	Total U.S. Treasury Obligations
	(Cost $5,797,559)	5,806,194
	Total Long-Term Investments
	(Cost $78,059,379)	79,215,537
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreement: 0.7%
531,000	Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $531,053 to be received upon repurchase (Collateralized by $545,000 Federal Home Loan Mortgage Corporation, 3.350%, Market Value plus accrued interest $541,922, due 11/09/07).	531,000
	Total Short-Term Investments
	(Cost $531,000)	531,000

PORTFOLIO OF INVESTMENTS

ING Principal Protection Fund IX	as of August 31, 2005 (Unaudited)(continued)

			Value

	Total Investments In Securities
	(Cost $78,590,379)*	100.9%	$79,746,537
	Other Assets and Liabilities—Net	(0.9)	(683,792)

	Net Assets	100.0%	$79,062,745
@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $79,432,569
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$1,430,135
	Gross Unrealized Depreciation		(1,116,167)
	Net Unrealized Appreciation		$313,968

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 37.3%
		Advertising: 0.1%
831	@	Interpublic Group of Cos., Inc.	$10,080
407		Omnicom Group, Inc.	32,739
			42,819
		Aerospace/Defense: 1.0%
2,715		Boeing Co.	181,959
649		General Dynamics Corp.	74,369
263		Goodrich Corp.	12,051
300		L-3 Communications Holdings, Inc.	24,564
1,539		Lockheed Martin Corp.	95,787
1,397		Northrop Grumman Corp.	78,358
1,481		Raytheon Co.	58,085
369		Rockwell Collins, Inc.	17,760
2,048		United Technologies Corp.	102,400
			645,333
		Agriculture: 0.7%
4,076		Altria Group, Inc.	288,173
2,425		Archer-Daniels-Midland Co.	54,587
994		Monsanto Co.	63,457
417		Reynolds American, Inc.	35,003
522		UST, Inc.	22,216
			463,436
		Airlines: 0.0%
1,450		Southwest Airlines Co.	19,314
			19,314
		Apparel: 0.3%
1,420	@	Coach, Inc.	47,129
303		Jones Apparel Group, Inc.	8,539
261		Liz Claiborne, Inc.	10,709
868		Nike, Inc.	68,493
142		Reebok Intl., Ltd.	7,995
393		VF Corp.	23,309
			166,174
		Auto Manufacturers: 0.1%
3,950		Ford Motor Co.	39,382
181		PACCAR, Inc.	12,684
			52,066
		Auto Parts and Equipment: 0.1%
1,100		Delphi Corp.	6,105
379	@	Goodyear Tire & Rubber Co.	6,367
380		Johnson Controls, Inc.	22,793
			35,265

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.3% (continued)
		Banks: 2.4%
850		AmSouth Bancorporation	$22,372
13,342		Bank of America Corp.	574,105
1,206		BB&T Corp.	48,927
637		Comerica, Inc.	38,532
250		Compass Bancshares, Inc.	11,703
120		First Horizon National Corp.	4,690
448		Huntington Bancshares, Inc.	10,748
1,352		KeyCorp	44,778
271		M & T Bank Corp.	28,894
395		Marshall & Ilsley Corp.	17,289
378		Mellon Financial Corp.	12,266
1,968		National City Corp.	72,088
56		North Fork Bancorporation, Inc.	1,539
371		Northern Trust Corp.	18,491
629		PNC Financial Services Group, Inc.	35,369
100		Regions Financial Corp.	3,272
702		State Street Corp.	33,928
675		SunTrust Banks, Inc.	47,439
482		Synovus Financial Corp.	13,867
828		The Bank of New York Co., Inc.	25,312
3,568		U.S. Bancorp	104,257
3,385		Wachovia Corp.	167,964
3,313		Wells Fargo & Co.	197,521
199		Zions Bancorporation	13,902
			1,549,253
		Beverages: 1.2%
192		Anheuser-Busch Cos., Inc.	8,508
313		Brown-Forman Corp.	17,725
7,442		Coca-Cola Co.	327,448
762		Coca-Cola Enterprises, Inc.	17,031
350	@	Constellation Brands, Inc.	9,632
359		Pepsi Bottling Group, Inc.	10,583
6,515		PepsiCo, Inc.	357,347
			748,274
		Biotechnology: 0.4%
2,677	@	Amgen, Inc.	213,893
307	@	Genzyme Corp.	21,849
300	@	MedImmune, Inc.	8,979
97	@	Millipore Corp.	6,203
			250,924
		Building Materials: 0.1%
321		American Standard Cos., Inc.	14,638
368		Masco Corp.	11,290
252		Vulcan Materials Co.	18,106
			44,034
		Chemicals: 0.6%
652		Air Products & Chemicals, Inc.	36,121
200		Ashland, Inc.	12,158
2,148		Dow Chemical Co.	92,793
2,161		E.I. du Pont de Nemours & Co.	85,510
311		Eastman Chemical Co.	14,919
300		Ecolab, Inc.	9,900
144		Engelhard Corp.	4,097
200	@	Hercules, Inc.	2,550
188		International Flavors & Fragrances, Inc.	6,787
665		PPG Industries, Inc.	41,882
765		Praxair, Inc.	36,950
401		Rohm & Haas Co.	17,407
412		Sherwin-Williams Co.	19,100
169		Sigma-Aldrich Corp.	10,546
			390,720

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.3% (continued)
		Commercial Services: 0.4%
3,495		Cendant Corp.	$71,089
432		Equifax, Inc.	14,273
306		H&R Block, Inc.	8,247
1,151		McKesson Corp.	53,717
644		Moody’s Corp.	31,627
773		Paychex, Inc.	26,382
429		R.R. Donnelley & Sons Co.	16,027
295		Robert Half Intl., Inc.	9,936
			231,298
		Computers: 1.7%
150	@	Affiliated Computer Services, Inc.	7,793
3,210	@	Apple Computer, Inc.	150,645
379	@	Computer Sciences Corp.	16,884
9,506	@	Dell, Inc.	338,413
450		Electronic Data Systems Corp.	10,080
5,110	@	EMC Corp.	65,715
6,239		Hewlett-Packard Co.	173,195
3,098		International Business Machines Corp.	249,761
103	@	Lexmark Intl., Inc.	6,487
396	@	NCR Corp.	13,551
684	@	Network Appliance, Inc.	16,238
10,942	@	Sun Microsystems, Inc.	41,580
766	@	Unisys Corp.	5,094
			1,095,436
		Cosmetics/Personal Care: 0.7%
193		Alberto-Culver Co.	8,289
1,725		Colgate-Palmolive Co.	90,563
1,981		Gillette Co.	106,716
4,866		Procter & Gamble Co.	269,966
			475,534
		Distribution/Wholesale: 0.0%
428		Genuine Parts Co.	19,611
85		W.W. Grainger, Inc.	5,467
			25,078
		Diversified Financial Services: 1.9%
2,466		American Express Co.	136,221
249		Bear Stearns Cos., Inc.	25,025
444		Capital One Financial Corp.	36,515
2,150		Charles Schwab Corp.	29,090
750		CIT Group, Inc.	33,960
5,050		Citigroup, Inc.	221,038
1,130		Countrywide Financial Corp.	38,183
750	@	E*TRADE Financial Corp.	12,000
1,918		Fannie Mae	97,895
99		Federated Investors, Inc.	3,075
373		Franklin Resources, Inc.	30,004
1,344		Freddie Mac	81,151
80		Goldman Sachs Group, Inc.	8,894
919		Lehman Brothers Holdings, Inc.	97,102
2,500		MBNA Corp.	63,000
1,853		Merrill Lynch & Co., Inc.	105,917
2,090		Morgan Stanley	106,317
861	@	Providian Financial Corp.	16,015
845		SLM Corp.	42,039
250		T. Rowe Price Group, Inc.	15,750
			1,199,191

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.3% (continued)
		Electric: 1.2%
708	@	AES Corp.	$11,144
275	@	Allegheny Energy, Inc.	8,294
386		Ameren Corp.	21,203
1,007		American Electric Power Co., Inc.	37,440
800		CenterPoint Energy, Inc.	11,368
842	@	CMS Energy Corp.	13,556
678		Consolidated Edison, Inc.	31,805
473		Constellation Energy Group, Inc.	27,789
100		Dominion Resources, Inc.	7,648
350		DTE Energy Co.	16,020
2,295		Duke Energy Corp.	66,532
1,341		Edison Intl.	60,385
500		Entergy Corp.	37,455
1,426		Exelon Corp.	76,847
833		FirstEnergy Corp.	42,508
454		FPL Group, Inc.	19,563
300		NiSource, Inc.	7,242
854		PG&E Corp.	32,042
200		Pinnacle West Capital Corp.	8,986
858		PPL Corp.	27,422
100		Progress Energy, Inc.	4,359
500		Public Service Enterprise Group, Inc.	32,275
842		Southern Co.	28,965
796		TECO Energy, Inc.	13,858
913		TXU Corp.	88,579
207		Xcel Energy, Inc.	3,983
			737,268
		Electrical Components and Equipment: 0.1%
854		Emerson Electric Co.	57,457
			57,457
		Electronics: 0.2%
1,142	@	Agilent Technologies, Inc.	36,726
444		Applera Corp. - Applied Biosystems Group	9,546
424	@	Jabil Circuit, Inc.	12,483
38		Parker Hannifin Corp.	2,449
284		PerkinElmer, Inc.	5,879
2,500	@	Solectron Corp.	10,250
283	@	Thermo Electron Corp.	7,896
290	@	Waters Corp.	13,186
			98,415
		Entertainment: 0.0%
300		International Game Technology	8,316
			8,316
		Environmental Control: 0.0%
1,152		Waste Management, Inc.	31,599
			31,599
		Food: 0.4%
178		Albertson’s, Inc.	3,583
700		Campbell Soup Co.	20,580
471		ConAgra Foods, Inc.	10,753
830		General Mills, Inc.	38,279
832		H.J. Heinz Co.	29,885
489		Hershey Foods Corp.	28,895
829		Kellogg Co.	37,578
1,375	@	Kroger Co.	27,143
291		McCormick & Co., Inc.	9,868
1,150		Safeway, Inc.	27,290
293		Sara Lee Corp.	5,567
407		SUPERVALU, Inc.	14,164
433		Wm. Wrigley Jr. Co.	30,765
			284,350

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.3% (continued)
		Forest Products and Paper: 0.1%
33		Georgia-Pacific Corp.	$1,059
294		Louisiana-Pacific Corp.	7,435
425		MeadWestvaco Corp.	12,312
396		Plum Creek Timber Co., Inc.	14,553
338		Temple-Inland, Inc.	13,010
300		Weyerhaeuser Co.	19,506
			67,875
		Gas: 0.1%
331		KeySpan Corp.	12,634
135		Nicor, Inc.	5,590
465		Sempra Energy	20,842
			39,066
		Hand/Machine Tools: 0.1%
298		Black & Decker Corp.	25,419
148		Snap-On, Inc.	5,254
285		Stanley Works	13,039
			43,712
		Healthcare-Products: 1.2%
153		Bausch & Lomb, Inc.	11,596
1,219		Baxter Intl., Inc.	49,162
844		Becton Dickinson & Co.	44,420
1,401	@	Boston Scientific Corp.	37,659
207		C.R. Bard, Inc.	13,316
689		Guidant Corp.	48,671
5,852		Johnson & Johnson	370,958
2,550		Medtronic, Inc.	145,350
788	@	St. Jude Medical, Inc.	36,169
9	@	Zimmer Holdings, Inc.	740
			758,041
		Healthcare-Services: 1.0%
1,134		Aetna, Inc.	90,346
950		HCA, Inc.	46,835
602	@	Humana, Inc.	28,992
300	@	Laboratory Corp. of America Holdings	14,796
204		Quest Diagnostics, Inc.	10,196
4,948		UnitedHealth Group, Inc.	254,822
2,368	@	WellPoint, Inc.	175,824
			621,811
		Home Builders: 0.0%
100		Centex Corp.	6,775
300		DR Horton, Inc.	11,076
			17,851
		Household Products/Wares: 0.2%
310		Clorox Co.	17,847
138		Fortune Brands, Inc.	12,003
1,597		Kimberly-Clark Corp.	99,525
			129,375
		Housewares: 0.0%
718		Newell Rubbermaid, Inc.	16,823
			16,823

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.3% (continued)
		Insurance: 2.2%
982	@@	ACE Ltd.	$43,611
986		AFLAC, Inc.	42,615
2,574		Allstate Corp.	144,685
67		AMBAC Financial Group, Inc.	4,595
5,099		American Intl. Group, Inc.	301,860
850		Aon Corp.	25,432
746		Chubb Corp.	64,872
418		CIGNA Corp.	48,204
331		Cincinnati Financial Corp.	13,564
976		Hartford Financial Services Group, Inc.	71,297
291		Jefferson-Pilot Corp.	14,471
290		Lincoln National Corp.	14,381
481		Loews Corp.	42,179
297		MBIA, Inc.	17,217
2,871		MetLife, Inc.	140,622
287		MGIC Investment Corp.	17,917
1,008		Principal Financial Group	46,166
832		Progressive Corp.	80,213
1,773		Prudential Financial, Inc.	114,128
418		Safeco Corp.	21,795
2,250		St. Paul Travelers Cos., Inc.	96,773
277		Torchmark Corp.	14,609
810		UnumProvident Corp.	15,649
252	@@	XL Capital Ltd.	17,514
			1,414,369
		Internet: 0.4%
2,416	@	eBay, Inc.	97,824
250	@	Monster Worldwide, Inc.	7,810
4,679	@	Symantec Corp.	98,165
1,299	@	Yahoo!, Inc.	43,309
			247,108
		Iron/Steel: 0.1%
606		Nucor Corp.	34,227
383		United States Steel Corp.	16,055
			50,282
		Leisure Time: 0.2%
188		Brunswick Corp.	8,272
1,157		Carnival Corp.	57,086
512		Harley-Davidson, Inc.	25,221
354		Sabre Holdings Corp.	6,790
			97,369
		Lodging: 0.1%
364		Harrah’s Entertainment, Inc.	25,320
847		Hilton Hotels Corp.	19,625
366		Marriott Intl., Inc.	23,135
404		Starwood Hotels & Resorts Worldwide, Inc.	23,553
			91,633
		Machinery-Diversified: 0.1%
106		Cummins, Inc.	9,166
431		Deere & Co.	28,178
316		Rockwell Automation, Inc.	16,445
			53,789

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.3% (continued)
		Media: 1.0%
4,414	@	Comcast Corp.	$135,730
79		Gannett Co., Inc.	5,745
1,472		McGraw-Hill Cos., Inc.	70,980
95		Meredith Corp.	4,665
289		New York Times Co.	9,228
5,650		News Corp. - Class A	91,587
9,407		Time Warner, Inc.	168,572
86		Tribune Co.	3,231
1,545		Viacom, Inc.	52,515
4,020		Walt Disney Co.	101,264
			643,517
		Mining: 0.1%
700		Freeport-McMoRan Copper & Gold, Inc.	29,519
264		Phelps Dodge Corp.	28,388
			57,907
		Miscellaneous Manufacturing: 1.8%
1,490		3M Co.	106,014
213		Cooper Industries Ltd.	14,152
625		Danaher Corp.	33,475
353		Dover Corp.	14,367
107		Eastman Kodak Co.	2,608
296		Eaton Corp.	18,920
22,705		General Electric Co.	763,114
1,859		Honeywell Intl., Inc.	71,163
514		Illinois Tool Works, Inc.	43,320
354	@@	Ingersoll-Rand Co. Ltd.	28,185
215		ITT Industries, Inc.	23,461
308		Pall Corp.	8,809
437		Textron, Inc.	31,158
			1,158,746
		Office/Business Equipment: 0.1%
459		Pitney Bowes, Inc.	19,852
2,344	@	Xerox Corp.	31,433
			51,285
		Oil and Gas: 4.0%
110		Amerada Hess Corp.	13,981
327		Anadarko Petroleum Corp.	29,714
258		Apache Corp.	18,478
1,315		Burlington Resources, Inc.	97,034
7,197		ChevronTexaco Corp.	441,896
3,486		ConocoPhillips	229,867
1,574		Devon Energy Corp.	95,652
326		EOG Resources, Inc.	20,809
20,327		Exxon Mobil Corp.	1,217,587
265		Kerr-McGee Corp.	23,328
926		Marathon Oil Corp.	59,551
300		Murphy Oil Corp.	16,395
200	@, @@	Nabors Industries, Ltd.	13,400
75		Noble Corp.	5,348
940		Occidental Petroleum Corp.	78,048
200	@	Rowan Cos., Inc.	7,440
474		Sunoco, Inc.	34,460
500	@	Transocean, Inc.	29,520
914		Valero Energy Corp.	97,341
			2,529,849
		Oil and Gas Services: 0.1%
162		BJ Services Co.	10,219
800		Halliburton Co.	49,575
50	@	National-Oilwell Varco, Inc.	3,211
100		Schlumberger Ltd.	8,623
200	@	Weatherford Intl. Ltd.	13,542
			85,170

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.3% (continued)
		Packaging and Containers: 0.0%
260		Ball Corp.	$9,753
151	@	Pactiv Corp.	2,931
197	@	Sealed Air Corp.	9,997
			22,681
		Pharmaceuticals: 1.8%
1,450		Abbott Laboratories	65,439
293		Allergan, Inc.	26,971
415		AmerisourceBergen Corp.	30,988
370		Bristol-Myers Squibb Co.	9,054
1,658		Cardinal Health, Inc.	98,833
911	@	Caremark Rx, Inc.	42,571
200		Eli Lilly & Co.	11,004
530	@	Express Scripts, Inc.	30,666
709	@	Forest Laboratories, Inc.	31,480
1,024	@	Gilead Sciences, Inc.	44,032
285	@	Hospira, Inc.	11,354
424	@	King Pharmaceuticals, Inc.	6,233
674	@	Medco Health Solutions, Inc.	33,208
4,199		Merck & Co., Inc.	118,537
14,506		Pfizer, Inc.	369,467
3,150		Schering-Plough Corp.	67,442
250	@	Watson Pharmaceuticals, Inc.	8,620
2,534		Wyeth	116,032
			1,121,931
		Pipelines: 0.1%
77		Kinder Morgan, Inc.	7,351
1,229		Williams Cos., Inc.	27,579
			34,930
		Real Estate Investment Trusts: 0.1%
200		Apartment Investment & Management Co.	7,980
50		Equity Residential	1,889
200		ProLogis	8,702
200		Public Storage, Inc.	13,504
396		Simon Property Group, Inc.	30,123
200		Vornado Realty Trust	17,204
			79,402
		Retail: 2.7%
50	@	Autonation, Inc.	1,041
100	@	Autozone, Inc.	9,450
728	@	Bed Bath & Beyond, Inc.	29,520
1,749		Best Buy Co., Inc.	83,357
693		Circuit City Stores, Inc.	11,705
936		Costco Wholesale Corp.	40,660
491		Darden Restaurants, Inc.	15,422
204		Dillard’s, Inc.	4,592
200		Family Dollar Stores, Inc.	3,976
716		Federated Department Stores, Inc.	49,402
1,918		Gap, Inc.	36,461
8,432		Home Depot, Inc.	339,979
942		J.C. Penney Co., Inc. Holding Co.	45,809
300	@	Kohl’s Corp.	15,735
782		Limited Brands, Inc.	17,188
1,531		Lowe’s Cos., Inc.	98,459
2,482		McDonald’s Corp.	80,541

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.3% (continued)
848		Nordstrom, Inc.	$28,476
662	@	Office Depot, Inc.	19,860
230	@	Sears Holdings Corp.	31,248
2,467		Staples, Inc.	54,175
746	@	Starbucks Corp.	36,584
1,701		Target Corp.	91,429
1,180		TJX Cos., Inc.	24,674
6,420		Wal-Mart Stores, Inc.	288,643
4,023		Walgreen Co.	186,386
239		Wendy’s Intl., Inc.	11,266
646		Yum! Brands, Inc.	30,607
			1,686,645
		Savings and Loans: 0.2%
672		Golden West Financial Corp.	40,985
2,881		Washington Mutual, Inc.	119,792
			160,777
		Semiconductors: 1.4%
940	@	Altera Corp.	20,558
799		Analog Devices, Inc.	29,124
3,082		Applied Materials, Inc.	56,431
650	@	Broadcom Corp.	28,275
747	@	Freescale Semiconductor, Inc.	17,988
20,481		Intel Corp.	526,771
333		KLA-Tencor Corp.	16,903
273		Linear Technology Corp.	10,355
750	@	LSI Logic Corp.	7,230
612		Maxim Integrated Products, Inc.	26,102
1,107		National Semiconductor Corp.	27,598
300	@	Novellus Systems, Inc.	8,043
350	@	Nvidia Corp.	10,738
283	@	QLogic Corp.	9,780
3,433		Texas Instruments, Inc.	112,190
			908,086
		Software: 1.8%
1,924		Adobe Systems, Inc.	52,025
842	@	Autodesk, Inc.	36,374
1,163		Automatic Data Processing, Inc.	49,718
764	@	BMC Software, Inc.	15,280
396	@	Citrix Systems, Inc.	9,425
1,031		Computer Associates Intl., Inc.	27,796
1,259	@	Compuware Corp.	11,407
278	@	Electronic Arts, Inc.	15,924
1,569		First Data Corp.	65,192
439	@	Fiserv, Inc.	19,698
737		IMS Health, Inc.	20,046
678	@	Intuit, Inc.	31,080
200	@	Mercury Interactive Corp.	7,334
19,687		Microsoft Corp.	539,424
797	@	Novell, Inc.	5,244
14,736	@	Oracle Corp.	191,126
771	@	Parametric Technology Corp.	4,672
1,317		Siebel Systems, Inc.	10,865
			1,112,630
		Telecommunications: 2.1%
397		Alltel Corp.	24,610
887		AT&T Corp.	17,456
1,083	@	Avaya, Inc.	11,047
450		BellSouth Corp.	11,831
280		CenturyTel, Inc.	10,052
12,551	@	Cisco Systems, Inc.	221,148

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 37.3% (continued)
500		Citizens Communications Co.	$6,820
400	@	Comverse Technology, Inc.	10,312
1,396	@	Corning, Inc.	27,864
9,599		Motorola, Inc.	210,026
3,094		QUALCOMM, Inc.	122,863
1,950	@	Qwest Communications Intl., Inc.	7,605
8,343		SBC Communications, Inc.	200,899
455		Scientific-Atlanta, Inc.	17,408
7,390		Sprint Corp.	191,623
1,157	@	Tellabs, Inc.	10,286
6,445		Verizon Communications, Inc.	210,816
			1,312,666
		Textiles: 0.0%
361		Cintas Corp.	14,891
			14,891
		Toys/Games/Hobbies: 0.0%
395		Hasbro, Inc.	8,177
876		Mattel, Inc.	15,794
			23,971
		Transportation: 0.6%
922		Burlington Northern Santa Fe Corp.	48,884
830		CSX Corp.	36,462
685		FedEx Corp.	55,786
1,375		Norfolk Southern Corp.	48,964
300		Union Pacific Corp.	20,481
2,362		United Parcel Service, Inc.	167,443
			378,020
		Total Common Stock (Cost $22,692,664)	23,683,762

Principal Amount			Value

U.S. TREASURY OBLIGATIONS: 62.1%
		U.S. Treasury STRIP: 62.1%
$45,930,000		3.840%, due 08/15/09	$39,514,406
		Total U.S. Treasury Obligations
		(Cost $39,859,878)	39,514,406
		Total Long-Term Investments
		(Cost $62,552,542)	63,198,168
SHORT-TERM INVESTMENTS: 0.9%
		Repurchase Agreement: 0.9%

555,000		Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $555,055 to be received upon repurchase (Collateralized by $570,000 Federal Home Loan Mortgage Corporation, 3.350%, Market Value plus accrued interest $566,781, due 11/09/07).	555,000
		Total Short-Term Investments
		(Cost $555,000)	555,000

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund X	as of August 31, 2005 (Unaudited)(continued)

			Value

	Total Investments In Securities
	(Cost $63,107,542)*	100.3%	$63,753,168
	Other Assets and Liabilities—Net	(0.3)	$(215,877)
	Net Assets	100.0%	$63,537,291
@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $63,625,625
	Net unrealized appreciation consists of:
	Gross Unrealized Appreciation		$1,050,601
	Gross Unrealized Depreciation		(923,058)
	Net Unrealized Appreciation		$127,543

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 32.9%
		Advertising: 0.1%
233	@	Interpublic Group of Cos., Inc.	$2,826
257		Omnicom Group, Inc.	20,673
			23,499
		Aerospace/Defense: 0.9%
1,649		Boeing Co.	110,516
377		General Dynamics Corp.	43,200
117		Goodrich Corp.	5,361
160		L-3 Communications Holdings, Inc.	13,101
926		Lockheed Martin Corp.	57,634
844		Northrop Grumman Corp.	47,340
869		Raytheon Co.	34,082
215		Rockwell Collins, Inc.	10,348
1,298		United Technologies Corp.	64,900
			386,482
		Agriculture: 0.7%
2,419		Altria Group, Inc.	171,023
1,442		Archer-Daniels-Midland Co.	32,459
607		Monsanto Co.	38,751
258		Reynolds American, Inc.	21,657
297		UST, Inc.	12,640
			276,530
		Airlines: 0.0%
850		Southwest Airlines Co.	11,322
			11,322
		Apparel: 0.2%
866	@	Coach, Inc.	28,743
162		Jones Apparel Group, Inc.	4,565
183		Liz Claiborne, Inc.	7,508
528		Nike, Inc.	41,665
72		Reebok Intl., Ltd.	4,054
204		VF Corp.	12,099
			98,634
		Auto Manufacturers: 0.1%
2,333		Ford Motor Co.	23,261
120	@	Navistar Intl. Corp.	3,835
92		PACCAR, Inc.	6,447
			33,543
		Auto Parts and Equipment: 0.1%
650		Delphi Corp.	3,608
323	@	Goodyear Tire & Rubber Co.	5,426
252		Johnson Controls, Inc.	15,115
			24,149

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.9% (continued)
		Banks: 2.2%
332		AmSouth Bancorporation	$8,738
7,995		Bank of America Corp.	344,026
598		BB&T Corp.	24,261
303		Comerica, Inc.	18,328
120		Compass Bancshares, Inc.	5,617
62		First Horizon National Corp.	2,423
250		Huntington Bancshares, Inc.	5,998
801		KeyCorp	26,529
107		M & T Bank Corp.	11,408
298		Marshall & Ilsley Corp.	13,043
227		Mellon Financial Corp.	7,366
1,191		National City Corp.	43,626
259		North Fork Bancorporation, Inc.	7,120
217		Northern Trust Corp.	10,815
361		PNC Financial Services Group, Inc.	20,299
50		Regions Financial Corp.	1,636
375		State Street Corp.	18,124
411		SunTrust Banks, Inc.	28,885
306		Synovus Financial Corp.	8,804
477		The Bank of New York Co., Inc.	14,582
2,275		U.S. Bancorp	66,476
2,007		Wachovia Corp.	99,587
1,979		Wells Fargo & Co.	117,988
126		Zions Bancorporation	8,802
			914,481
		Beverages: 1.0%
79		Anheuser-Busch Cos., Inc.	3,500
187		Brown-Forman Corp.	10,590
4,443		Coca-Cola Co.	195,492
398		Coca-Cola Enterprises, Inc.	8,895
250	@	Constellation Brands, Inc.	6,880
224		Pepsi Bottling Group, Inc.	6,604
3,892		PepsiCo, Inc.	213,476
			445,437
		Biotechnology: 0.3%
1,584	@	Amgen, Inc.	126,562
167	@	Genzyme Corp.	11,885
150	@	MedImmune, Inc.	4,490
59	@	Millipore Corp.	3,773
			146,710
		Building Materials: 0.1%
329		American Standard Cos., Inc.	15,002
250		Masco Corp.	7,670
143		Vulcan Materials Co.	10,275
			32,947
		Chemicals: 0.6%
296		Air Products & Chemicals, Inc.	16,398
100		Ashland, Inc.	6,079
1,373		Dow Chemical Co.	59,314
1,436		E.I. du Pont de Nemours & Co.	56,823
118		Eastman Chemical Co.	5,660
150		Ecolab, Inc.	4,950
147		Engelhard Corp.	4,182
146		International Flavors & Fragrances, Inc.	5,271
392		PPG Industries, Inc.	24,688
460		Praxair, Inc.	22,218
307		Rohm & Haas Co.	13,327
261		Sherwin-Williams Co.	12,100
102		Sigma-Aldrich Corp.	6,365
			237,375

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.9% (continued)
		Commercial Services: 0.3%
2,078		Cendant Corp.	$42,267
286		Equifax, Inc.	9,449
170		H&R Block, Inc.	4,582
690		McKesson Corp.	32,202
302		Moody’s Corp.	14,831
468		Paychex, Inc.	15,973
287		R.R. Donnelley & Sons Co.	10,722
201		Robert Half Intl., Inc.	6,770
			136,796
		Computers: 1.5%
80	@	Affiliated Computer Services, Inc.	4,156
1,928	@	Apple Computer, Inc.	90,481
204	@	Computer Sciences Corp.	9,088
5,641	@	Dell, Inc.	200,819
284		Electronic Data Systems Corp.	6,362
3,011	@	EMC Corp.	38,721
3,570		Hewlett-Packard Co.	99,103
1,837		International Business Machines Corp.	148,099
69	@	Lexmark Intl., Inc.	4,346
388	@	NCR Corp.	13,277
444	@	Network Appliance, Inc.	10,541
6,639	@	Sun Microsystems, Inc.	25,228
381	@	Unisys Corp.	2,534
			652,755
		Cosmetics/Personal Care: 0.7%
123		Alberto-Culver Co.	5,283
1,049		Colgate-Palmolive Co.	55,073
1,239		Gillette Co.	66,745
2,887		Procter & Gamble Co.	160,170
			287,271
		Distribution/Wholesale: 0.0%
248		Genuine Parts Co.	11,364
98		W.W. Grainger, Inc.	6,303
			17,667
		Diversified Financial Services: 1.7%
1,585		American Express Co.	87,555
130		Bear Stearns Cos., Inc.	13,065
316		Capital One Financial Corp.	25,988
1,300		Charles Schwab Corp.	17,589
398		CIT Group, Inc.	18,021
3,024		Citigroup, Inc.	132,361
688		Countrywide Financial Corp.	23,248
450	@	E*TRADE Financial Corp.	7,200
1,091		Fannie Mae	55,685
57		Federated Investors, Inc.	1,770
213		Franklin Resources, Inc.	17,134
847		Freddie Mac	51,142
43		Goldman Sachs Group, Inc.	4,781
527		Lehman Brothers Holdings, Inc.	55,683
1,450		MBNA Corp.	36,540
1,071		Merrill Lynch & Co., Inc.	61,218
1,285		Morgan Stanley	65,368
512	@	Providian Financial Corp.	9,523
451		SLM Corp.	22,437
160		T. Rowe Price Group, Inc.	10,080
			716,388

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.9% (continued)
		Electric: 1.0%
398	@	AES Corp.	$6,265
144	@	Allegheny Energy, Inc.	4,343
246		Ameren Corp.	13,513
559		American Electric Power Co., Inc.	20,784
420		CenterPoint Energy, Inc.	5,968
460	@	CMS Energy Corp.	7,406
317		Consolidated Edison, Inc.	14,870
212		Constellation Energy Group, Inc.	12,455
50		Dominion Resources, Inc.	3,824
200		DTE Energy Co.	9,154
1,360		Duke Energy Corp.	39,426
744		Edison Intl.	33,502
301		Entergy Corp.	22,548
833		Exelon Corp.	44,890
473		FirstEnergy Corp.	24,137
282		FPL Group, Inc.	12,151
360		NiSource, Inc.	8,690
542		PG&E Corp.	20,336
150		Pinnacle West Capital Corp.	6,740
556		PPL Corp.	17,770
80		Progress Energy, Inc.	3,487
342		Public Service Enterprise Group, Inc.	22,076
494		Southern Co.	16,994
485		TECO Energy, Inc.	8,444
534		TXU Corp.	51,810
110		Xcel Energy, Inc.	2,116
			433,699
		Electrical Components and Equipment: 0.1%
527		Emerson Electric Co.	35,457
			35,457
		Electronics: 0.1%
506	@	Agilent Technologies, Inc.	16,272
278		Applera Corp. - Applied Biosystems Group	5,977
274	@	Jabil Circuit, Inc.	8,067
33		Parker Hannifin Corp.	2,127
195		PerkinElmer, Inc.	4,037
1,200	@	Solectron Corp.	4,920
181	@	Thermo Electron Corp.	5,050
154	@	Waters Corp.	7,002
			53,452
		Entertainment: 0.0%
220		International Game Technology	6,098
			6,098
		Environmental Control: 0.0%
629		Waste Management, Inc.	17,253
			17,253
		Food: 0.4%
95		Albertson’s, Inc.	1,912
366		Campbell Soup Co.	10,760
49		ConAgra Foods, Inc.	1,119
480		General Mills, Inc.	22,137
350		H.J. Heinz Co.	12,572
247		Hershey Foods Corp.	14,595
441		Kellogg Co.	19,991
828	@	Kroger Co.	16,345
192		McCormick & Co., Inc.	6,511
507		Safeway, Inc.	12,031
163		Sara Lee Corp.	3,097
280		SUPERVALU, Inc.	9,744
273		Wm. Wrigley Jr. Co.	19,397
			150,211

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.9% (continued)
		Forest Products and Paper: 0.1%
51		Georgia-Pacific Corp.	$1,637
203		Louisiana-Pacific Corp.	5,134
272		MeadWestvaco Corp.	7,880
227		Plum Creek Timber Co., Inc.	8,342
196		Temple-Inland, Inc.	7,544
150		Weyerhaeuser Co.	9,753
			40,290
		Gas: 0.1%
212		KeySpan Corp.	8,092
75		Nicor, Inc.	3,106
317		Sempra Energy	14,208
			25,406
		Hand/Machine Tools: 0.1%
162		Black & Decker Corp.	13,819
92		Snap-On, Inc.	3,266
159		Stanley Works	7,274
			24,359
		Healthcare-Products: 1.1%
70		Bausch & Lomb, Inc.	5,305
682		Baxter Intl., Inc.	27,505
506		Becton Dickinson & Co.	26,631
1,026	@	Boston Scientific Corp.	27,579
143		C.R. Bard, Inc.	9,199
395		Guidant Corp.	27,903
3,457		Johnson & Johnson	219,139
1,492		Medtronic, Inc.	85,044
446	@	St. Jude Medical, Inc.	20,471
21	@	Zimmer Holdings, Inc.	1,726
			450,502
		Healthcare-Services: 0.9%
682		Aetna, Inc.	54,335
460		HCA, Inc.	22,678
348	@	Humana, Inc.	16,760
181	@	Laboratory Corp. of America Holdings	8,927
112		Quest Diagnostics, Inc.	5,598
2,956		UnitedHealth Group, Inc.	152,233
1,416	@	WellPoint, Inc.	105,138
			365,669
		Home Builders: 0.0%
150		DR Horton, Inc.	5,538
			5,538
		Household Products/Wares: 0.2%
186		Clorox Co.	10,708
82		Fortune Brands, Inc.	7,132
944		Kimberly-Clark Corp.	58,830
			76,670
		Housewares: 0.0%
358		Newell Rubbermaid, Inc.	8,388
			8,388

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.9% (continued)
		Insurance: 2.0%
675	@@	ACE Ltd.	$29,977
547		AFLAC, Inc.	23,641
1,553		Allstate Corp.	87,295
42		AMBAC Financial Group, Inc.	2,880
2,992		American Intl. Group, Inc.	177,127
420		Aon Corp.	12,566
445		Chubb Corp.	38,697
314		CIGNA Corp.	36,210
197		Cincinnati Financial Corp.	8,073
613		Hartford Financial Services Group, Inc.	44,780
191		Jefferson-Pilot Corp.	9,498
188		Lincoln National Corp.	9,323
296		Loews Corp.	25,956
183		MBIA, Inc.	10,609
1,706		MetLife, Inc.	83,561
105		MGIC Investment Corp.	6,555
573		Principal Financial Group	26,243
458		Progressive Corp.	44,156
1,033		Prudential Financial, Inc.	66,494
310		Safeco Corp.	16,163
1,340		St. Paul Travelers Cos., Inc.	57,633
152		Torchmark Corp.	8,016
403		UnumProvident Corp.	7,786
161	@@	XL Capital Ltd.	11,190
			844,429
		Internet: 0.3%
1,416	@	eBay, Inc.	57,334
180	@	Monster Worldwide, Inc.	5,623
2,756	@	Symantec Corp.	57,820
775	@	Yahoo!, Inc.	25,839
			146,616
		Iron/Steel: 0.1%
365		Nucor Corp.	20,615
236		United States Steel Corp.	9,893
			30,508
		Leisure Time: 0.1%
158		Brunswick Corp.	6,952
645		Carnival Corp.	31,824
395		Harley-Davidson, Inc.	19,458
253		Sabre Holdings Corp.	4,853
			63,087
		Lodging: 0.1%
221		Harrah’s Entertainment, Inc.	15,373
386		Hilton Hotels Corp.	8,944
241		Marriott Intl., Inc.	15,234
283		Starwood Hotels & Resorts Worldwide, Inc.	16,498
			56,049
		Machinery-Diversified: 0.1%
54		Cummins, Inc.	4,669
269		Deere & Co.	17,588
201		Rockwell Automation, Inc.	10,460
			32,717

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.9% (continued)
		Media: 0.9%
2,550	@	Comcast Corp.	$78,413
50		Gannett Co., Inc.	3,636
858		McGraw-Hill Cos., Inc.	41,373
54		Meredith Corp.	2,651
167		New York Times Co.	5,332
3,580		News Corp. - Class A	58,032
5,479		Time Warner, Inc.	98,183
28		Tribune Co.	1,052
1,002		Viacom, Inc.	34,058
2,529		Walt Disney Co.	63,706
			386,436
		Mining: 0.1%
400		Freeport-McMoRan Copper & Gold, Inc.	16,868
139		Phelps Dodge Corp.	14,947
			31,815
		Miscellaneous Manufacturing: 1.6%
877		3M Co.	62,399
127		Cooper Industries Ltd.	8,438
338		Danaher Corp.	18,103
253		Dover Corp.	10,297
27		Eastman Kodak Co.	658
189		Eaton Corp.	12,081
13,663		General Electric Co.	459,212
1,106		Honeywell Intl., Inc.	42,338
309		Illinois Tool Works, Inc.	26,043
230	@@	Ingersoll-Rand Co. Ltd.	18,313
118		ITT Industries, Inc.	12,876
160		Pall Corp.	4,576
257		Textron, Inc.	18,324
			693,658
		Office/Business Equipment: 0.1%
253		Pitney Bowes, Inc.	10,942
1,069	@	Xerox Corp.	14,336
			25,278
		Oil and Gas: 3.5%
68		Amerada Hess Corp.	8,643
210		Anadarko Petroleum Corp.	19,083
124		Apache Corp.	8,881
773		Burlington Resources, Inc.	57,040
4,277		ChevronTexaco Corp.	262,607
2,044		ConocoPhillips	134,781
887		Devon Energy Corp.	53,903
188		EOG Resources, Inc.	12,000
12,028		Exxon Mobil Corp.	720,476
97		Kerr-McGee Corp.	8,539
497		Marathon Oil Corp.	31,962
150		Murphy Oil Corp.	8,198
150	@, @@	Nabors Industries, Ltd.	10,050
24		Noble Corp.	1,711
613		Occidental Petroleum Corp.	50,897
100	@	Rowan Cos., Inc.	3,720
286		Sunoco, Inc.	20,792
268	@	Transocean, Inc.	15,823
516		Valero Energy Corp.	54,954
			1,484,060
		Oil and Gas Services: 0.1%
34		BJ Services Co.	2,145
415		Halliburton Co.	25,717
80	@	National-Oilwell Varco, Inc.	5,137
100	@	Weatherford Intl. Ltd.	6,771
			39,770

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.9% (continued)
		Packaging and Containers: 0.0%
140		Ball Corp.	$5,251
178	@	Pactiv Corp.	3,455
116	@	Sealed Air Corp.	5,887
			14,593
		Pharmaceuticals: 1.6%
900		Abbott Laboratories	40,617
181		Allergan, Inc.	16,661
248		AmerisourceBergen Corp.	18,518
250		Bristol-Myers Squibb Co.	6,118
993		Cardinal Health, Inc.	59,193
559	@	Caremark Rx, Inc.	26,122
120		Eli Lilly & Co.	6,602
292	@	Express Scripts, Inc.	16,895
398	@	Forest Laboratories, Inc.	17,671
476	@	Gilead Sciences, Inc.	20,468
222	@	Hospira, Inc.	8,844
375	@	King Pharmaceuticals, Inc.	5,513
363	@	Medco Health Solutions, Inc.	17,885
2,524		Merck & Co., Inc.	71,253
8,704		Pfizer, Inc.	221,690
1,900		Schering-Plough Corp.	40,679
240	@	Watson Pharmaceuticals, Inc.	8,275
1,654		Wyeth	75,737
			678,741
		Pipelines: 0.0%
82		Kinder Morgan, Inc.	7,829
537		Williams Cos., Inc.	12,050
			19,879
		Real Estate Investment Trusts: 0.1%
120		Apartment Investment & Management Co.	4,788
50		Equity Residential	1,889
100		ProLogis	4,351
100		Public Storage, Inc.	6,752
246		Simon Property Group, Inc.	18,713
150		Vornado Realty Trust	12,903
			49,396
		Retail: 2.4%
20	@	Autonation, Inc.	416
50	@	Autozone, Inc.	4,725
395	@	Bed Bath & Beyond, Inc.	16,017
1,039		Best Buy Co., Inc.	49,519
458		Circuit City Stores, Inc.	7,736
574		Costco Wholesale Corp.	24,935
312		Darden Restaurants, Inc.	9,800
50		Dillard’s, Inc.	1,126
100		Family Dollar Stores, Inc.	1,988
443		Federated Department Stores, Inc.	30,562
1,042		Gap, Inc.	19,808
4,993		Home Depot, Inc.	201,318
551		J.C. Penney Co., Inc. Holding Co.	26,795
190	@	Kohl’s Corp.	9,966
478		Limited Brands, Inc.	10,506
878		Lowe’s Cos., Inc.	56,464
1,532		McDonald’s Corp.	49,713
474		Nordstrom, Inc.	15,917
379	@	Office Depot, Inc.	11,370

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.9% (continued)
140	@	Sears Holdings Corp.	$19,020
1,521		Staples, Inc.	33,401
490	@	Starbucks Corp.	24,030
1,095		Target Corp.	58,856
545		TJX Cos., Inc.	11,396
3,841		Wal-Mart Stores, Inc.	172,691
2,363		Walgreen Co.	109,478
157		Wendy’s Intl., Inc.	7,401
307		Yum! Brands, Inc.	14,546
			999,500
		Savings and Loans: 0.2%
318		Golden West Financial Corp.	19,395
1,727		Washington Mutual, Inc.	71,808
			91,203
		Semiconductors: 1.2%
378	@	Altera Corp.	8,267
403		Analog Devices, Inc.	14,689
1,866		Applied Materials, Inc.	34,166
320	@	Broadcom Corp.	13,920
388	@	Freescale Semiconductor, Inc.	9,343
12,192		Intel Corp.	313,578
201		KLA-Tencor Corp.	10,203
197		Linear Technology Corp.	7,472
450	@	LSI Logic Corp.	4,338
350		Maxim Integrated Products, Inc.	14,928
670		National Semiconductor Corp.	16,703
200	@	Novellus Systems, Inc.	5,362
240	@	Nvidia Corp.	7,363
119	@	QLogic Corp.	4,113
2,057		Texas Instruments, Inc.	67,223
			531,668
		Software: 1.5%
1,140		Adobe Systems, Inc.	30,826
520	@	Autodesk, Inc.	22,464
630		Automatic Data Processing, Inc.	26,933
423	@	BMC Software, Inc.	8,460
230	@	Citrix Systems, Inc.	5,474
596		Computer Associates Intl., Inc.	16,068
664	@	Compuware Corp.	6,016
161	@	Electronic Arts, Inc.	9,222
883		First Data Corp.	36,689
267	@	Fiserv, Inc.	11,980
314		IMS Health, Inc.	8,541
380	@	Intuit, Inc.	17,419
120	@	Mercury Interactive Corp.	4,400
11,740		Microsoft Corp.	321,675
415	@	Novell, Inc.	2,731
8,767	@	Oracle Corp.	113,708
580	@	Parametric Technology Corp.	3,515
653		Siebel Systems, Inc.	5,387
			651,508
		Telecommunications: 1.8%
150	@	ADC Telecommunications, Inc.	3,141
252		Alltel Corp.	15,621
556		AT&T Corp.	10,942
488	@	Avaya, Inc.	4,978
250		BellSouth Corp.	6,573
171		CenturyTel, Inc.	6,139
7,317	@	Cisco Systems, Inc.	128,925
360		Citizens Communications Co.	4,910

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 32.9% (continued)
258	@	Comverse Technology, Inc.	$6,651
805	@	Corning, Inc.	16,068
5,696		Motorola, Inc.	124,628
1,860		QUALCOMM, Inc.	73,861
1,150	@	Qwest Communications Intl., Inc.	4,485
5,028		SBC Communications, Inc.	121,074
327		Scientific-Atlanta, Inc.	12,511
4,384		Sprint Corp.	113,677
395	@	Tellabs, Inc.	3,512
3,912		Verizon Communications, Inc.	127,962
			785,658
		Textiles: 0.0%
218		Cintas Corp.	8,993
			8,993
		Toys/Games/Hobbies: 0.0%
224		Hasbro, Inc.	4,637
464		Mattel, Inc.	8,366
			13,003
		Transportation: 0.5%
476		Burlington Northern Santa Fe Corp.	25,238
494		CSX Corp.	21,701
367		FedEx Corp.	29,888
810		Norfolk Southern Corp.	28,844
170		Union Pacific Corp.	11,606
1,426		United Parcel Service, Inc.	101,090
			218,367
		Total Common Stock
		(Cost $13,593,936)	14,031,910

Principal
Amount			Value

U.S. GOVERNMENT AGENCY OBLIGATIONS: 39.7%
		Federal National Mortgage Association: 39.7%
$20,000,000		4.450%, due 09/15/09	$16,911,940
		Total U.S. Government Agency Obligations
		(Cost $17,209,813)	16,911,940
U.S. TREASURY OBLIGATIONS: 27.1%
		U.S. Treasury STRIP: 27.1%
13,545,000		3.830%, due 11/15/09	11,547,478
		Total U.S. Treasury Obligations
		(Cost $11,638,186)	11,547,478
		Total Long-Term Investments
		(Cost $42,441,935)	42,491,328
SHORT-TERM INVESTMENTS: 0.7%
		Repurchase Agreement: 0.7%
316,000		Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $316,031 to be received upon repurchase (Collateralized by $325,000 Federal Home Loan Mortgage Corporation, 3.350%, Market Value plus accrued interest $323,164, due 11/09/07).	316,000
		Total Short-Term Investments
		(Cost $316,000)	316,000

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XI	as of August 31, 2005 (Unaudited)(continued)

			Value

	Total Investments In Securities
	(Cost $42,757,935)*	100.4%	$42,807,328
	Other Assets and Liabilities—Net	(0.4)	(181,179)
	Net Assets	100.0%	$42,626,149
@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $43,012,914
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$606,902
	Gross Unrealized Depreciation		(812,488)
	Net Unrealized Depreciation		$(205,586)

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 31.6%
		Advertising: 0.1%
118	@	Interpublic Group of Cos., Inc.	$1,431
120		Omnicom Group, Inc.	9,653
			11,084
		Aerospace/Defense: 0.9%
829		Boeing Co.	55,560
186		General Dynamics Corp.	21,314
70		Goodrich Corp.	3,207
71		L-3 Communications Holdings, Inc.	5,813
479		Lockheed Martin Corp.	29,813
415		Northrop Grumman Corp.	23,277
449		Raytheon Co.	17,610
109		Rockwell Collins, Inc.	5,246
670		United Technologies Corp.	33,500
			195,340
		Agriculture: 0.6%
1,251		Altria Group, Inc.	88,446
688		Archer-Daniels-Midland Co.	15,487
306		Monsanto Co.	19,535
136		Reynolds American, Inc.	11,416
152		UST, Inc.	6,469
			141,353
		Airlines: 0.0%
440		Southwest Airlines Co.	5,861
			5,861
		Apparel: 0.2%
410	@	Coach, Inc.	13,608
82		Jones Apparel Group, Inc.	2,311
93		Liz Claiborne, Inc.	3,816
258		Nike, Inc.	20,359
37		Reebok Intl., Ltd.	2,083
104		VF Corp.	6,168
			48,345
		Auto Manufacturers: 0.1%
1,194		Ford Motor Co.	11,904
9		PACCAR, Inc.	631
			12,535
		Auto Parts and Equipment: 0.1%
330		Delphi Corp.	1,832
164	@	Goodyear Tire & Rubber Co.	2,755
128		Johnson Controls, Inc.	7,677
			12,264

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.6% (continued)
		Banks: 2.1%
219		AmSouth Bancorporation	$5,764
4,046		Bank of America Corp.	174,098
314		BB&T Corp.	12,739
154		Comerica, Inc.	9,315
71		Compass Bancshares, Inc.	3,324
32		First Horizon National Corp.	1,251
137		Huntington Bancshares, Inc.	3,287
411		KeyCorp	13,612
55		M & T Bank Corp.	5,864
151		Marshall & Ilsley Corp.	6,609
118		Mellon Financial Corp.	3,829
598		National City Corp.	21,905
29		North Fork Bancorporation, Inc.	797
111		Northern Trust Corp.	5,532
182		PNC Financial Services Group, Inc.	10,234
30		Regions Financial Corp.	982
181		State Street Corp.	8,748
229		SunTrust Banks, Inc.	16,094
152		Synovus Financial Corp.	4,373
207		The Bank of New York Co., Inc.	6,328
1,107		U.S. Bancorp	32,347
1,031		Wachovia Corp.	51,158
1,017		Wells Fargo & Co.	60,634
64		Zions Bancorporation	4,471
			463,295
		Beverages: 1.0%
43		Anheuser-Busch Cos., Inc.	1,905
95		Brown-Forman Corp.	5,380
2,262		Coca-Cola Co.	99,528
204		Coca-Cola Enterprises, Inc.	4,559
120	@	Constellation Brands, Inc.	3,302
115		Pepsi Bottling Group, Inc.	3,390
1,974		PepsiCo, Inc.	108,275
			226,339
		Biotechnology: 0.3%
800	@	Amgen, Inc.	63,920
65	@	Genzyme Corp.	4,626
70	@	MedImmune, Inc.	2,095
30	@	Millipore Corp.	1,919
			72,560
		Building Materials: 0.1%
107		American Standard Cos., Inc.	4,879
129		Masco Corp.	3,958
113		Vulcan Materials Co.	8,119
			16,956
		Chemicals: 0.5%
150		Air Products & Chemicals, Inc.	8,310
40		Ashland, Inc.	2,432
677		Dow Chemical Co.	29,246
719		E.I. du Pont de Nemours & Co.	28,451
100		Eastman Chemical Co.	4,797
70		Ecolab, Inc.	2,310
75		Engelhard Corp.	2,134
74		International Flavors & Fragrances, Inc.	2,671
184		PPG Industries, Inc.	11,588
234		Praxair, Inc.	11,302
156		Rohm & Haas Co.	6,772
133		Sherwin-Williams Co.	6,166
52		Sigma-Aldrich Corp.	3,245
			119,424

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.6% (continued)
		Commercial Services: 0.3%
1,050		Cendant Corp.	$21,356
139		Equifax, Inc.	4,593
90		H&R Block, Inc.	2,426
349		McKesson Corp.	16,287
154		Moody’s Corp.	7,563
228		Paychex, Inc.	7,782
146		R.R. Donnelley & Sons Co.	5,455
102		Robert Half Intl., Inc.	3,435
			68,897
		Computers: 1.5%
40	@	Affiliated Computer Services, Inc.	2,078
974	@	Apple Computer, Inc.	45,710
109	@	Computer Sciences Corp.	4,856
2,865	@	Dell, Inc.	101,995
138		Electronic Data Systems Corp.	3,091
1,535	@	EMC Corp.	19,740
1,876		Hewlett-Packard Co.	52,078
957		International Business Machines Corp.	77,153
36	@	Lexmark Intl., Inc.	2,267
196	@	NCR Corp.	6,707
327	@	Network Appliance, Inc.	7,763
3,004	@	Sun Microsystems, Inc.	11,415
194	@	Unisys Corp.	1,290
			336,143
		Cosmetics/Personal Care: 0.6%
62		Alberto-Culver Co.	2,663
530		Colgate-Palmolive Co.	27,825
607		Gillette Co.	32,699
1,464		Procter & Gamble Co.	81,223
			144,410
		Distribution/Wholesale: 0.0%
127		Genuine Parts Co.	5,819
51		W.W. Grainger, Inc.	3,280
			9,099
		Diversified Financial Services: 1.6%
780		American Express Co.	43,087
67		Bear Stearns Cos., Inc.	6,734
146		Capital One Financial Corp.	12,007
674		Charles Schwab Corp.	9,119
192		CIT Group, Inc.	8,694
1,538		Citigroup, Inc.	67,318
350		Countrywide Financial Corp.	11,827
220	@	E*TRADE Financial Corp.	3,520
586		Fannie Mae	29,909
29		Federated Investors, Inc.	901
109		Franklin Resources, Inc.	8,768
421		Freddie Mac	25,420
27		Goldman Sachs Group, Inc.	3,002
282		Lehman Brothers Holdings, Inc.	29,796
750		MBNA Corp.	18,900
575		Merrill Lynch & Co., Inc.	32,867
664		Morgan Stanley	33,778
259	@	Providian Financial Corp.	4,817
240		SLM Corp.	11,940
71		T. Rowe Price Group, Inc.	4,473
			366,877

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.6% (continued)
		Electric: 1.0%
214	@	AES Corp.	$3,368
73	@	Allegheny Energy, Inc.	2,202
124		Ameren Corp.	6,811
274		American Electric Power Co., Inc.	10,187
190		CenterPoint Energy, Inc.	2,700
230	@	CMS Energy Corp.	3,703
161		Consolidated Edison, Inc.	7,553
139		Constellation Energy Group, Inc.	8,166
21		Dominion Resources, Inc.	1,606
110		DTE Energy Co.	5,035
644		Duke Energy Corp.	18,670
386		Edison Intl.	17,382
153		Entergy Corp.	11,461
429		Exelon Corp.	23,118
217		FirstEnergy Corp.	11,074
140		FPL Group, Inc.	6,033
83		NiSource, Inc.	2,004
255		PG&E Corp.	9,568
70		Pinnacle West Capital Corp.	3,145
254		PPL Corp.	8,118
30		Progress Energy, Inc.	1,308
174		Public Service Enterprise Group, Inc.	11,232
265		Southern Co.	9,116
245		TECO Energy, Inc.	4,265
271		TXU Corp.	26,291
59		Xcel Energy, Inc.	1,135
			215,251
		Electrical Components and Equipment: 0.1%
273		Emerson Electric Co.	18,367
			18,367
		Electronics: 0.1%
278	@	Agilent Technologies, Inc.	8,939
141		Applera Corp. - Applied Biosystems Group	3,032
139	@	Jabil Circuit, Inc.	4,092
8		Parker Hannifin Corp.	516
99		PerkinElmer, Inc.	2,049
611	@	Solectron Corp.	2,505
93	@	Thermo Electron Corp.	2,595
78	@	Waters Corp.	3,547
			27,275
		Entertainment: 0.0%
100		International Game Technology	2,772
			2,772
		Environmental Control: 0.0%
311		Waste Management, Inc.	8,531
			8,531
		Food: 0.3%
48		Albertson’s, Inc.	966
177		Campbell Soup Co.	5,204
150		ConAgra Foods, Inc.	3,425
214		General Mills, Inc.	9,869
229		H.J. Heinz Co.	8,226
127		Hershey Foods Corp.	7,504
215		Kellogg Co.	9,745
442	@	Kroger Co.	8,725
98		McCormick & Co., Inc.	3,323
208		Safeway, Inc.	4,936
86		Sara Lee Corp.	1,634
142		SUPERVALU, Inc.	4,942
130		Wm. Wrigley Jr. Co.	9,237
			77,736

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.6% (continued)
		Forest Products and Paper: 0.1%
23		Georgia-Pacific Corp.	$738
103		Louisiana-Pacific Corp.	2,605
138		MeadWestvaco Corp.	3,998
115		Plum Creek Timber Co., Inc.	4,226
100		Temple-Inland, Inc.	3,849
80		Weyerhaeuser Co.	5,202
			20,618
		Gas: 0.1%
108		KeySpan Corp.	4,122
38		Nicor, Inc.	1,574
162		Sempra Energy	7,261
			12,957
		Hand/Machine Tools: 0.1%
87		Black & Decker Corp.	7,420
47		Snap-On, Inc.	1,669
81		Stanley Works	3,706
			12,795
		Healthcare-Products: 1.0%
36		Bausch & Lomb, Inc.	2,728
344		Baxter Intl., Inc.	13,874
252		Becton Dickinson & Co.	13,263
452	@	Boston Scientific Corp.	12,150
73		C.R. Bard, Inc.	4,696
209		Guidant Corp.	14,764
1,751		Johnson & Johnson	110,996
789		Medtronic, Inc.	44,973
227	@	St. Jude Medical, Inc.	10,419
13	@	Zimmer Holdings, Inc.	1,068
			228,931
		Healthcare-Services: 0.8%
336		Aetna, Inc.	26,769
280		HCA, Inc.	13,804
176	@	Humana, Inc.	8,476
92	@	Laboratory Corp. of America Holdings	4,537
58		Quest Diagnostics, Inc.	2,899
1,496		UnitedHealth Group, Inc.	77,044
714	@	WellPoint, Inc.	53,015
			186,544
		Home Builders: 0.0%
40		Centex Corp.	2,710
80		DR Horton, Inc.	2,954
			5,664
		Household Products/Wares: 0.2%
96		Clorox Co.	5,527
42		Fortune Brands, Inc.	3,653
477		Kimberly-Clark Corp.	29,727
			38,907
		Housewares: 0.0%
182		Newell Rubbermaid, Inc.	4,264
			4,264

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.6% (continued)
		Insurance: 1.9%
340	@@	ACE Ltd.	$15,099
279		AFLAC, Inc.	12,058
784		Allstate Corp.	44,069
72		AMBAC Financial Group, Inc.	4,938
1,524		American Intl. Group, Inc.	90,221
210		Aon Corp.	6,283
226		Chubb Corp.	19,653
150		CIGNA Corp.	17,298
100		Cincinnati Financial Corp.	4,098
306		Hartford Financial Services Group, Inc.	22,353
36		Jefferson-Pilot Corp.	1,790
146		Lincoln National Corp.	7,240
161		Loews Corp.	14,118
93		MBIA, Inc.	5,391
858		MetLife, Inc.	42,025
54		MGIC Investment Corp.	3,371
295		Principal Financial Group	13,511
231		Progressive Corp.	22,271
524		Prudential Financial, Inc.	33,730
132		Safeco Corp.	6,882
677		St. Paul Travelers Cos., Inc.	29,118
77		Torchmark Corp.	4,061
205		UnumProvident Corp.	3,961
87	@@	XL Capital Ltd.	6,047
			429,586
		Internet: 0.3%
718	@	eBay, Inc.	29,072
80	@	Monster Worldwide, Inc.	2,499
1,404	@	Symantec Corp.	29,456
387	@	Yahoo!, Inc.	12,903
			73,930
		Iron/Steel: 0.1%
174		Nucor Corp.	9,828
119		United States Steel Corp.	4,988
			14,816
		Leisure Time: 0.1%
80		Brunswick Corp.	3,520
339		Carnival Corp.	16,727
201		Harley-Davidson, Inc.	9,901
129		Sabre Holdings Corp.	2,474
			32,622
		Lodging: 0.1%
112		Harrah’s Entertainment, Inc.	7,791
247		Hilton Hotels Corp.	5,723
124		Marriott Intl., Inc.	7,838
144		Starwood Hotels & Resorts Worldwide, Inc.	8,395
			29,747
		Machinery-Diversified: 0.1%
27		Cummins, Inc.	2,335
137		Deere & Co.	8,957
98		Rockwell Automation, Inc.	5,100
			16,392

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.6% (continued)
		Media: 0.9%
1,298	@	Comcast Corp.	$39,913
18		Gannett Co., Inc.	1,309
440		McGraw-Hill Cos., Inc.	21,217
27		Meredith Corp.	1,326
95		New York Times Co.	3,033
1,808		News Corp. - Class A	29,308
2,793		Time Warner, Inc.	50,050
15		Tribune Co.	564
450		Viacom, Inc.	15,296
1,296		Walt Disney Co.	32,646
			194,662
		Mining: 0.1%
210		Freeport-McMoRan Copper & Gold, Inc.	8,856
86		Phelps Dodge Corp.	9,247
			18,103
		Miscellaneous Manufacturing: 1.6%
457		3M Co.	32,516
65		Cooper Industries Ltd.	4,319
177		Danaher Corp.	9,480
119		Dover Corp.	4,843
22		Eastman Kodak Co.	536
96		Eaton Corp.	6,136
6,909		General Electric Co.	232,211
552		Honeywell Intl., Inc.	21,131
158		Illinois Tool Works, Inc.	13,316
107	@@	Ingersoll-Rand Co. Ltd.	8,519
60		ITT Industries, Inc.	6,547
81		Pall Corp.	2,317
130		Textron, Inc.	9,269
			351,140
		Office/Business Equipment: 0.1%
149		Pitney Bowes, Inc.	6,444
538	@	Xerox Corp.	7,215
			13,659
		Oil and Gas: 3.4%
60		Amerada Hess Corp.	7,626
108		Anadarko Petroleum Corp.	9,814
70		Apache Corp.	5,013
383		Burlington Resources, Inc.	28,262
2,172		ChevronTexaco Corp.	133,360
1,070		ConocoPhillips	70,555
471		Devon Energy Corp.	28,623
96		EOG Resources, Inc.	6,128
6,105		Exxon Mobil Corp.	365,689
50		Kerr-McGee Corp.	4,402
252		Marathon Oil Corp.	16,206
70		Murphy Oil Corp.	3,826
60	@, @@	Nabors Industries, Ltd.	4,020
12		Noble Corp.	856
300		Occidental Petroleum Corp.	24,909
50	@	Rowan Cos., Inc.	1,860
146		Sunoco, Inc.	10,614
137	@	Transocean, Inc.	8,088
257		Valero Energy Corp.	27,371
			757,222
		Oil and Gas Services: 0.1%
19		BJ Services Co.	1,199
212		Halliburton Co.	13,137
10	@	National-Oilwell Varco, Inc.	642
60	@	Weatherford Intl. Ltd.	4,063
			19,041

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.6% (continued)
		Packaging and Containers: 0.0%
71		Ball Corp.	$2,663
90	@	Pactiv Corp.	1,747
59	@	Sealed Air Corp.	2,994
			7,404
		Pharmaceuticals: 1.5%
460		Abbott Laboratories	20,760
92		Allergan, Inc.	8,469
121		AmerisourceBergen Corp.	9,035
115		Bristol-Myers Squibb Co.	2,814
504		Cardinal Health, Inc.	30,043
288	@	Caremark Rx, Inc.	13,458
70		Eli Lilly & Co.	3,851
148	@	Express Scripts, Inc.	8,563
185	@	Forest Laboratories, Inc.	8,214
243	@	Gilead Sciences, Inc.	10,449
113	@	Hospira, Inc.	4,502
191	@	King Pharmaceuticals, Inc.	2,808
184	@	Medco Health Solutions, Inc.	9,066
1,335		Merck & Co., Inc.	37,687
4,407		Pfizer, Inc.	112,246
980		Schering-Plough Corp.	20,982
70	@	Watson Pharmaceuticals, Inc.	2,414
811		Wyeth	37,136
			342,497
		Pipelines: 0.0%
21		Kinder Morgan, Inc.	2,005
224		Williams Cos., Inc.	5,026
			7,031
		Real Estate Investment Trusts: 0.1%
60		Apartment Investment & Management Co.	2,394
20		Equity Residential	755
110		ProLogis	4,786
60		Public Storage, Inc.	4,051
145		Simon Property Group, Inc.	11,031
70		Vornado Realty Trust	6,021
			29,038
		Retail: 2.2%
13	@	Autonation, Inc.	271
201	@	Bed Bath & Beyond, Inc.	8,151
519		Best Buy Co., Inc.	24,736
211		Circuit City Stores, Inc.	3,564
284		Costco Wholesale Corp.	12,337
158		Darden Restaurants, Inc.	4,963
70		Dillard’s, Inc.	1,576
52		Family Dollar Stores, Inc.	1,034
229		Federated Department Stores, Inc.	15,806
520		Gap, Inc.	9,885
2,542		Home Depot, Inc.	102,492
281		J.C. Penney Co., Inc. Holding Co.	13,665
100	@	Kohl’s Corp.	5,245
238		Limited Brands, Inc.	5,231
452		Lowe’s Cos., Inc.	29,068
769		McDonald’s Corp.	24,954
250		Nordstrom, Inc.	8,395
188	@	Office Depot, Inc.	5,640
70	@	Sears Holdings Corp.	9,510

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.6% (continued)
779		Staples, Inc.	$17,107
252	@	Starbucks Corp.	12,358
557		Target Corp.	29,939
228		TJX Cos., Inc.	4,767
1,951		Wal-Mart Stores, Inc.	87,716
1,196		Walgreen Co.	55,411
80		Wendy’s Intl., Inc.	3,771
157		Yum! Brands, Inc.	7,439
			505,031
		Savings and Loans: 0.2%
162		Golden West Financial Corp.	9,880
878		Washington Mutual, Inc.	36,508
			46,388
		Semiconductors: 1.2%
243	@	Altera Corp.	5,314
206		Analog Devices, Inc.	7,509
1,020		Applied Materials, Inc.	18,676
161	@	Broadcom Corp.	7,004
197	@	Freescale Semiconductor, Inc.	4,744
6,182		Intel Corp.	159,000
103		KLA-Tencor Corp.	5,228
92		Linear Technology Corp.	3,490
230	@	LSI Logic Corp.	2,217
186		Maxim Integrated Products, Inc.	7,933
343		National Semiconductor Corp.	8,551
90	@	Novellus Systems, Inc.	2,413
110	@	Nvidia Corp.	3,375
60	@	QLogic Corp.	2,074
1,062		Texas Instruments, Inc.	34,706
			272,234
		Software: 1.5%
580		Adobe Systems, Inc.	15,683
242	@	Autodesk, Inc.	10,454
361		Automatic Data Processing, Inc.	15,433
215	@	BMC Software, Inc.	4,300
117	@	Citrix Systems, Inc.	2,785
314		Computer Associates Intl., Inc.	8,465
288	@	Compuware Corp.	2,609
79	@	Electronic Arts, Inc.	4,525
441		First Data Corp.	18,324
136	@	Fiserv, Inc.	6,102
160		IMS Health, Inc.	4,352
192	@	Intuit, Inc.	8,801
61	@	Mercury Interactive Corp.	2,237
5,931		Microsoft Corp.	162,510
211	@	Novell, Inc.	1,388
4,432	@	Oracle Corp.	57,484
290	@	Parametric Technology Corp.	1,757
283		Siebel Systems, Inc.	2,335
			329,544
		Telecommunications: 1.8%
70	@	ADC Telecommunications, Inc.	1,466
130		Alltel Corp.	8,059
281		AT&T Corp.	5,530
199	@	Avaya, Inc.	2,030
130		BellSouth Corp.	3,418
87		CenturyTel, Inc.	3,123
3,784	@	Cisco Systems, Inc.	66,674
150		Citizens Communications Co.	2,046
131	@	Comverse Technology, Inc.	3,377

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 31.6% (continued)
418	@	Corning, Inc.	$8,343
2,893		Motorola, Inc.	63,299
962		QUALCOMM, Inc.	38,201
580	@	Qwest Communications Intl., Inc.	2,262
2,533		SBC Communications, Inc.	60,995
155		Scientific-Atlanta, Inc.	5,930
2,231		Sprint Corp.	57,850
251	@	Tellabs, Inc.	2,231
1,975		Verizon Communications, Inc.	64,602
			399,436
		Textiles: 0.0%
111		Cintas Corp.	4,579
			4,579
		Toys/Games/Hobbies: 0.0%
114		Hasbro, Inc.	2,360
236		Mattel, Inc.	4,255
			6,615
		Transportation: 0.5%
252		Burlington Northern Santa Fe Corp.	13,361
234		CSX Corp.	10,280
188		FedEx Corp.	15,311
405		Norfolk Southern Corp.	14,422
83		Union Pacific Corp.	5,666
725		United Parcel Service, Inc.	51,395
			110,435
		Total Common Stock
		(Cost $6,997,123)	7,122,546

Principal
Amount		Value

U.S. TREASURY OBLIGATIONS: 47.6%
	Sovereign: 47.6%
$12,685,000	3.820%, due 02/15/10	$10,716,909
	Total U.S. Treasury Obligations
	(Cost $10,763,795)	10,716,909
U.S. GOVERNMENT AGENCY OBLIGATIONS: 19.9%
	Sovereign: 19.9%
2,697,000	4.420%, due 11/15/09	2,268,530
2,651,000	4.430%, due 01/15/10	2,215,070
	Total U.S. Government Agency Obligations
	(Cost $4,517,152)	4,483,600
	Total Long-Term Investments
	(Cost $22,278,070)	22,323,055
SHORT-TERM INVESTMENTS: 1.0%
	Repurchase Agreement: 1.0%
230,000	Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05, $230,023 to be received upon repurchase (Collateralized by $236,000 Federal Home Loan Mortgage Corporation, 3.350%, Market Value plus accrued interest $234,667, due 11/09/07).	230,000
	Total Short-Term Investments
	(Cost $230,000)	230,000

PORTFOLIO OF INVESTMENTS
ING Principal Protection Fund XII	as of August 31, 2005 (Unaudited)(continued)

		Value

Total Investments In Securities
(Cost $22,508,070)*	100.1%	$22,553,055
Other Assets and Liabilities—Net	(0.1)	(24,878)
Net Assets	100.0%	$22,528,177

@	Non-income producing security
@@	Foreign issuer
STRIP	Separate Trading of Registered Interest and Principal of Securities
*	Cost for federal income tax purposes is $22,638,208
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$206,428
	Gross Unrealized Depreciation	(291,581)
	Net Unrealized Depreciation	$(85,153)

PORTFOLIO OF INVESTMENTS

ING Real Estate Fund	as of August 31, 2005 (Unaudited)

Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 93.4%
	Apartments: 16.0%
131,900	Archstone-Smith Trust	$5,315,570
127,500	AvalonBay Communities, Inc.	10,715,100
62,100	BRE Properties	2,570,940
127,200	Camden Property Trust	6,652,560
238,900	Equity Residential	9,023,253
68,000	Post Properties, Inc.	2,522,800
214,400	United Dominion Realty Trust, Inc.	5,076,992
		41,877,215
	Diversified: 8.9%
53,700	American Campus Communities, Inc.	1,264,635
150,900	Liberty Property Trust	6,549,060
195,600	Reckson Associates Realty Corp.	6,484,140
104,700	Vornado Realty Trust	9,006,294
		23,304,129
	Healthcare: 1.0%
85,500	Ventas, Inc.	2,663,325
		2,663,325
	Hotels: 5.0%
428,700	Host Marriott Corp.	7,497,963
81,000	LaSalle Hotel Properties	2,735,370
149,100	Strategic Hotel Capital, Inc.	2,749,404
		12,982,737
	Office Property: 22.4%
135,100	Arden Realty, Inc.	5,154,065
53,900	BioMed Realty Trust, Inc.	1,332,947
164,200	Boston Properties, Inc.	11,682,830
71,500	Carramerica Realty Corp.	2,580,435
122,150	Corporate Office Properties Trust SBI MD	4,255,706
239,100	Equity Office Properties Trust	7,962,030
128,300	Highwoods Properties, Inc.	3,961,904
186,400	Maguire Properties, Inc.	5,442,880
117,300	SL Green Realty Corp.	7,757,049
389,900	Trizec Properties, Inc.	8,729,861
		58,859,707
	Regional Malls: 17.6%
61,000	CBL & Associates Properties, Inc.	2,587,620
246,900	General Growth Properties, Inc.	11,132,721
79,100	Macerich Co.	5,147,828
110,550	Mills Corp.	6,471,597
256,200	Simon Property Group, Inc.	19,489,134
38,100	Taubman Centers, Inc.	1,261,110
		46,090,010
	Shopping Centers: 10.6%
145,350	Acadia Realty Trust	2,572,695
169,700	Developers Diversified Realty Corp.	8,143,903
84,400	Federal Realty Investors Trust	5,226,048
79,000	Pan Pacific Retail Properties, Inc.	5,235,330
112,700	Regency Centers Corp.	6,573,791
		27,751,767

PORTFOLIO OF INVESTMENTS

ING Real Estate Fund	as of August 31, 2005 (Unaudited)(continued)

Shares				Value

REAL ESTATE INVESTMENT TRUSTS: 93.4% (continued)
		Storage: 4.5%
125,100		Extra Space Storage, Inc.		$1,866,492
149,100		Public Storage, Inc.		10,067,232
				11,933,724
		Warehouse: 7.4%
149,900		AMB Property Corp.		6,645,067
290,700		ProLogis		12,648,357
				19,293,424
		Total Real Estate Investment Trusts
		(Cost $178,103,396)		244,756,038

COMMON STOCK: 6.2%
		Hotels and Motels: 1.4%
158,100		Hilton Hotels Corp.		3,663,177
				3,663,177
		Lodging: 4.1%
186,000		Starwood Hotels & Resorts Worldwide, Inc.		10,843,800
				10,843,800
		Real Estate Operertions/Developers: 0.7%
62,100	@@	Brookfield Properties Co.		1,800,279
				1,800,279
		Total Common Stock
		(Cost $12,322,253)		16,307,256

		Total Investments In Securities
		(Cost $190,425,649)*	99.6%	$261,063,294
		Other Assets and Liabilities—Net	0.4	1,115,409
		Net Assets	100.0%	$262,178,703
	@@	Foreign issuer
	*	Cost for federal income tax purposes is $188,881,107.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$72,245,466
		Gross Unrealized Depreciation		(63,279)
		Net Unrealized Appreciation		$72,182,187

PORTFOLIO OF INVESTMENTS

ING SmallCap Opportunities Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 97.2%
		Aerospace/Defense: 0.9%
52,200	L	Engineered Support Systems, Inc.	$1,780,020
			1,780,020
		Apparel: 1.2%
42,183	@, L	Carter’s, Inc.	2,295,177
			2,295,177
		Banks: 1.0%
47,000	L	East-West Bancorp, Inc.	1,595,180
12,000		Whitney Holding Corp.	371,040
			1,966,220
		Biotechnology: 2.1%
69,500	@	Encysive Pharmaceuticals, Inc.	860,410
43,000	@, L	Enzo Biochem, Inc.	681,120
73,100	@, L	Integra LifeSciences Holdings Corp.	2,527,798
			4,069,328
		Commercial Services: 5.0%
39,200		Arbitron, Inc.	1,646,400
97,350	L	Healthcare Services Group	1,796,108
46,609	@, L	iPayment, Inc.	1,810,759
71,400	@	Labor Ready, Inc.	1,622,208
84,800	@	Navigant Consulting, Inc.	1,640,032
41,000	@	Resources Connection, Inc.	1,189,000
			9,704,507
		Computers: 6.1%
51,792	@	Anteon Intl. Corp.	2,379,842
21,300	@	CACI Intl., Inc.	1,334,232
114,600		Jack Henry & Associates, Inc.	2,243,868
47,600	@, L	Kronos, Inc.	2,062,508
57,065	@	Micros Systems, Inc.	2,544,529
77,100	@, L	Synaptics, Inc.	1,272,150
			11,837,129
		Distribution/Wholesale: 5.2%
56,670	@, L	Aviall, Inc.	1,927,347
34,864		Hughes Supply, Inc.	1,103,446
117,888	@, L	Nuco2, Inc.	2,951,916
82,550		SCP Pool Corp.	3,021,329
28,500	@	Wesco Intl., Inc.	988,950
			9,992,988
		Diversified Financial Services: 0.2%
9,000		National Financial Partners Corp.	395,100
			395,100
		Electrical Components and Equipment: 2.0%
134,701	@, L	Intermagnetics General Corp.	3,934,616
			3,934,616

PORTFOLIO OF INVESTMENTS

ING SmallCap Opportunities Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.2% (continued)
		Electronics: 2.7%
27,100	@, L	Dionex Corp.	$1,428,170
31,400		Keithley Instruments, Inc.	453,730
99,018	@, L	Measurement Specialties, Inc.	2,234,836
1,727		Symbol Technologies, Inc.	15,854
30,000	@	Trimble Navigation Ltd.	1,095,600
			5,228,190
		Entertainment: 4.1%
32,800	@, L	Penn National Gaming, Inc.	1,117,824
108,900	@	Scientific Games Corp.	3,282,246
144,733	@, L	Shuffle Master, Inc.	3,538,722
			7,938,792
		Healthcare-Products: 7.0%
89,000	@, L	Arthrocare Corp.	3,236,931
44,300	@	Gen-Probe, Inc.	2,016,536
37,233	@, L	Intuitive Surgical, Inc.	2,770,135
60,201	@, L	Kyphon, Inc.	2,666,302
44,363	@, L	Laserscope	1,297,618
56,381	@, L	Viasys Healthcare, Inc.	1,518,340
			13,505,862
		Healthcare-Services: 6.7%
38,000	@, L	Amedisys, Inc.	1,486,560
130,000	@, L	Amsurg Corp.	3,619,200
58,000	@	Pediatrix Medical Group, Inc.	4,299,540
91,860	@, L	United Surgical Partners Intl., Inc.	3,519,157
			12,924,457
		Household Products/Wares: 1.2%
80,600	L	Yankee Candle Co., Inc.	2,214,082
			2,214,082
		Insurance: 2.3%
23,900		Hilb Rogal & Hamilton Co.	841,758
21,900	@	Philadelphia Consolidated Holding Co.	1,701,411
43,553	@, L	Proassurance Corp.	1,918,510
			4,461,679
		Internet: 6.1%
73,109	@	Digital Insight Corp.	1,976,867
45,300	@, L	Equinix, Inc.	1,765,341
25,100	@	F5 Networks, Inc.	1,036,379
90,100	@, L	Openwave Systems, Inc.	1,550,621
161,600	@	Sapient Corp.	1,161,904
182,300	@, L	ValueClick, Inc.	2,632,412
48,600	@	Webex Communications, Inc.	1,252,908
8,000	@, L	Websense, Inc.	399,120
			11,775,552
		Investment Companies: 2.2%
61,000	L	Ishares Russell 2000 Growth Index Fund	4,180,330
			4,180,330
		Iron/Steel: 0.4%
10,900	L	Cleveland-Cliffs, Inc.	774,772
			774,772

PORTFOLIO OF INVESTMENTS

ING SmallCap Opportunities Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.2% (continued)
		Leisure Time: 0.6%
19,900		Polaris Industries, Inc.	$1,048,332
			1,048,332
		Lodging: 1.6%
47,332		Station Casinos, Inc.	3,162,724
			3,162,724
		Machinery-Diversified: 1.4%
41,592	@, L	Middleby Corp.	2,733,426
			2,733,426
		Metal Fabricate/Hardware: 0.4%
17,600	@	NS Group Inc.	732,512
			732,512
		Miscellaneous Manufacturing: 0.4%
22,586	@, L	Ceradyne, Inc.	713,266
			713,266
		Oil and Gas: 4.6%
18,500		Cabot Oil & Gas Corp.	799,015
15,800		Holly Corp.	890,172
63,600	@	Southwestern Energy Co.	3,682,440
65,700	@	Unit Corp.	3,420,342
			8,791,969
		Oil and Gas Services: 1.8%
65,600	@	Dresser-Rand Group, Inc.	1,573,744
18,400	@	FMC Technologies, Inc.	739,864
52,100	@	Superior Energy Services	1,142,032
			3,455,640
		Packaging and Containers: 0.5%
16,500		Greif, Inc.	971,025
			971,025
		Pharmaceuticals: 4.7%
15,000	@	Amylin Pharmaceuticals, Inc.	491,250
73,100	@, L	First Horizon Pharmaceutical Corp.	1,510,977
104,300	@, L	HealthExtras, Inc.	2,164,225
33,500	@	Neurocrine Biosciences, Inc.	1,534,300
22,100	@	United Therapeutics Corp.	1,551,641
77,798	@	VCA Antech, Inc.	1,866,374
			9,118,767
		Real Estate Investment Trusts: 0.3%
42,000		Omega Healthcare Investors, Inc.	557,760
			557,760
		Retail: 9.7%
101,300	L	Applebees Intl., Inc.	2,239,743
71,963	@	Copart, Inc.	1,776,766
90,400	@, L	Dave & Buster’s, Inc.	1,288,200
93,800	@, L	Dick’s Sporting Goods, Inc.	2,967,832
65,100	@, L	GameStop Corp.	2,197,125
144,849	@	Pacific Sunwear of California, Inc.	3,458,994
48,300	@, L	Petco Animal Supplies, Inc.	1,068,396
37,900	@, L	Red Robin Gourmet Burgers, Inc.	1,822,232
61,550	@	Sonic Corp.	1,882,815
			18,702,103

PORTFOLIO OF INVESTMENTS

ING SmallCap Opportunities Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 97.2% (continued)
		Semiconductors: 4.0%
26,500	@	Actel Corp.	$364,640
27,500	@, L	Advanced Analogic Technologies Inc.	354,750
46,300	@, L	Formfactor, Inc.	1,257,971
48,500	@, L	Micrel, Inc.	611,100
67,200	@	Microsemi Corp.	1,618,848
43,000	@	Semtech Corp.	703,050
61,200	@, L	Tessera Technologies, Inc.	2,030,616
17,100	@	Varian Semiconductor Equipment Associates, Inc.	774,801
			7,715,776
		Software: 5.4%
52,500	@, L	Ansys, Inc.	1,981,875
29,400	@, L	Avid Technology, Inc.	1,098,090
62,700	@, L	Filenet Corp.	1,665,939
35,000		Global Payments, Inc.	2,302,300
47,700	@	Progress Software Corp.	1,462,482
104,131	@, L	Witness Systems, Inc.	1,884,771
			10,395,457
		Storage/Warehousing: 1.5%
69,700	@, L	Mobile Mini, Inc.	2,921,824
			2,921,824
		Telecommunications: 1.4%
117,645	@, L	Powerwave Technologies, Inc.	1,232,920
74,300	@	Tekelec	1,464,453
			2,697,373
		Transportation: 2.5%
83,930		Forward Air Corp.	2,961,050
30,500	@	HUB Group, Inc.	983,625
39,700	L	Knight Transportation, Inc.	940,493
			4,885,168
		Total Common Stock
		(Cost $150,857,955)	187,581,923

Principal Amount		Value

SHORT-TERM INVESTMENTS: 31.5%
	Repurchase Agreement: 2.1%
$4,119,000	Goldman Sachs Repurchase Agreement dated 08/31/05, 3.580%, due 09/01/05 $4,119,410 to be received upon repurchase (Collateralized by $4,207,000 Federal Home Loan Mortgage Corporation, 3.450%, Market Value plus accrued interest $4,202,018, due 03/12/08)	$4,119,000
	Total Repurchase Agreement
	(Cost $4,119,000)	4,119,000

PORTFOLIO OF INVESTMENTS

ING SmallCap Opportunities Fund	as of August 31, 2005 (Unaudited)(continued)

Principal Amount				Value

SHORT-TERM INVESTMENTS: 31.5% (continued)
		Securities Lending CollateralCC: 29.4%
$56,608,430		The Bank of New York Institutional Cash Reserves Fund		$56,608,430
		Total Securities Lending Collateral
		(Cost $56,608,430)		56,608,430
		Total Short-Term Investments
		(Cost $60,727,430)		60,727,430
		Total Investments In Securities
		(Cost $211,585,385)*	128.7%	$248,309,353
		Other Assets and Liabilities—Net	(28.7)	(55,389,996)
		Net Assets	100.0%	$192,919,357
	@	Non-income producing security.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
	*	Cost for federal income tax purposes is $211,609,366
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$40,275,302
		Gross Unrealized Depreciation		(3,575,314)
		Net Unrealized Appreciation		$36,699,988

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK: 93.5%
		Apparel: 2.2%
18,900	@	Gymboree Corp.	$290,493
			290,493
		Auto Parts and Equipment: 1.9%
11,900	@	Commercial Vehicle Group, Inc.	246,687
			246,687
		Banks: 1.4%
11,200	@	Bancorp, Inc.	186,704
			186,704
		Building Materials: 2.6%
5,800		York Intl. Corp.	332,804
			332,804
		Chemicals: 1.6%
7,900	@@	Agrium, Inc.	169,850
1,500		Georgia Gulf Corp.	41,850
			211,700
		Commercial Services: 0.9%
2,700	@@	Ritchie Bros Auctioneers, Inc.	113,157
			113,157
		Computers: 2.6%
119,600	@	Quantum Corp.	343,252
			343,252
		Diversified Financial Services: 1.6%
5,400		IndyMac Bancorp, Inc.	215,082
			215,082
		Electrical Components and Equipment: 2.8%
23,700	@	General Cable Corp.	371,853
			371,853
		Electronics: 1.8%
9,600	@	Excel Technology, Inc.	238,944
			238,944
		Environmental Control: 2.4%
13,400	@	Aleris Intl., Inc.	317,446
			317,446
		Food: 5.2%
34,800	@	Del Monte Foods Co.	376,188
20,500		Premium Standard Farms, Inc.	296,635
			672,823

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 93.5% (continued)
		Forest Products and Paper: 12.1%
10,600		Bowater, Inc.	$328,918
21,900	@	Buckeye Technologies, Inc.	191,844
14,200		P. H. Glatfelter Co.	194,682
46,200	@@	Sappi Ltd. ADR	499,422
30,300		Wausau-Mosinee Paper Corp.	360,570
			1,575,436
		Hand/Machine Tools: 4.3%
6,600		Kennametal, Inc.	307,824
6,800		Lincoln Electric Holdings, Inc.	256,224
			564,048
		Household Products/Wares: 2.2%
13,100	@	Fossil, Inc.	288,069
			288,069
		Insurance: 1.3%
19,500	@	PMA Capital Corp.	171,600
			171,600
		Iron/Steel: 3.3%
19,850		Gibraltar Industries, Inc.	425,187
			425,187
		Machinery-Diversified: 3.5%
24,100		Sauer-Danfoss, Inc.	450,670
			450,670
		Metal Fabricate/Hardware: 2.3%
19,400	@	Earle M. Jorgensen Co.	198,268
6,500	@	RBC Bearings, Inc.	104,650
			302,918
		Mining: 2.0%
10,600	@	Century Aluminum Co.	256,520
			256,520
		Miscellaneous Manufacturing: 4.1%
20,800	@	Griffon Corp.	533,312
			533,312
		Oil and Gas: 9.7%
9,000	@	Denbury Resources, Inc.	407,070
13,200		Range Resources Corp.	459,756
7,000	@	Southwestern Energy Co.	405,300
			1,272,126
		Oil and Gas Services: 3.5%
35,600	@,@@	Stolt Offshore SA ADR	453,900
			453,900
		Packaging and Containers: 0.9%
10,800	@	Smurfit-Stone Container Corp.	119,232
			119,232

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Choice Fund	as of August 31, 2005 (Unaudited)(continued)

Shares				Value

COMMON STOCK: 93.5% (continued)
		Real Estate Investment Trusts: 7.5%
16,100		Anthracite Capital, Inc.		$190,141
30,100		HomeBanc Corp.		239,897
23,800		New York Mortgage Trust, Inc.		188,972
3,550		RAIT Investment Trust		106,110
8,400		Saxon Capital, Inc.		106,428
17,200		Sunset Financial Resources, Inc.		148,780
				980,328
		Retail: 3.0%
19,400		Casey’s General Stores, Inc.		392,850
				392,850
		Savings and Loans: 1.2%
8,900	@	Franklin Bank Corp.		161,001
				161,001
		Semiconductors: 3.2%
43,500	@	Mattson Technology, Inc.		413,250
				413,250
		Textiles: 0.4%
16,000	@	Quaker Fabric Corp.		51,520
				51,520
		Transportation: 2.0%
10,650	@	Marten Transport Ltd.		261,990
				261,990
		Total Investments In Securities
		(Cost $11,332,142)*	93.5%	$12,214,902
		Other Assets and Liabilities—Net	6.5	842,426
		Net Assets	100.0%	$13,057,328
	@	Non-income producing security
	@@	Foreign issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $11,343,653.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,110,506
		Gross Unrealized Depreciation		(239,257)
		Net Unrealized Appreciation		$871,249

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Fund	as of August 31, 2005 (Unaudited)

Shares			Value

COMMON STOCK:100.9%
		Airlines: 0.6%
685,520	@, L	Delta Air Lines, Inc.	$795,203
			795,203
		Apparel: 4.9%
386,440	@, @@	Tommy Hilfiger Corp.	6,782,022
			6,782,022
		Auto Parts and Equipment: 16.2%
133,270		American Axle & Manufacturing Holdings, Inc.	3,459,689
189,867		ArvinMeritor, Inc.	3,522,033
132,500		Cooper Tire & Rubber Co.	2,239,250
237,539	@, L	Goodyear Tire & Rubber Co.	3,990,655
182,590	L	Superior Industries Intl., Inc.	4,062,627
504,170	@	Visteon Corp.	4,981,199
			22,255,453
		Chemicals: 5.4%
98,105	@@	Octel Corp.	1,685,444
305,260	@, L	PolyOne Corp.	2,072,715
194,590		Sensient Technologies Corp.	3,652,455
			7,410,614
		Commercial Services: 4.4%
125,430		Kelly Services, Inc.	3,666,319
281,980		Service Corp. Intl.	2,394,010
			6,060,329
		Computers: 4.1%
113,440	@, L	Electronics for Imaging	2,246,112
1,123,560	@	Gateway, Inc.	3,415,622
			5,661,734
		Diversified Financial Services: 2.9%
466,310	@, L	LaBranche & Co., Inc.	4,000,940
			4,000,940
		Electric: 1.5%
109,120		Central Vermont Public Service Corp.	2,084,192
			2,084,192
		Electrical Components and Equipment: 1.6%
104,860		Belden CDT, Inc.	2,249,247
			2,249,247
		Electronics: 3.5%
600,040	@, L	Kemet Corp.	4,872,325
			4,872,325

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK:100.9% (continued)
		Food: 7.7%
125,440	@	Del Monte Foods Co.	$1,356,006
675,960	@, L	Interstate Bakeries Corp.	8,077,723
1,385,637	@, L	Winn-Dixie Stores, Inc.	1,202,040
			10,635,769
		Hand/Machine Tools: 1.1%
90,220	L	Starrett (L.S.) Co.	1,496,750
			1,496,750
		Healthcare-Services: 0.6%
659,900	@, L	OCA, Inc.	857,870
			857,870
		Home Builders: 3.3%
249,029		Coachmen Industries, Inc.	3,354,421
200,900	@	National RV Holdings, Inc.	1,207,409
			4,561,830
		Home Furnishings: 6.5%
236,800		Kimball Intl. Inc.	2,993,152
158,510	L	La-Z-Boy, Inc.	2,280,959
193,410		Maytag Corp.	3,655,449
			8,929,560
		Household Products/Wares: 1.6%
88,800	L	American Greetings Corp.	2,254,632
			2,254,632
		Insurance: 8.7%
41,820	@	Allmerica Financial Corp.	1,702,492
29,990	L	Kansas City Life Insurance Co.	1,524,692
172,088	@	KMG America Corp.	1,536,746
18,745	@	National Western Life Insurance Co.	3,692,390
155,260	L	Phoenix Cos., Inc.	1,861,567
181,297	@	PMA Capital Corp.	1,595,414
			11,913,301
		Leisure Time: 1.7%
184,390	@, L	K2, Inc.	2,295,656
			2,295,656
		Machinery-Diversified: 2.9%
1,878		Nacco Industries, Inc.	204,608
147,256		Tecumseh Products Co.	3,777,117
			3,981,725
		Miscellaneous Manufacturing: 0.4%
33,453		Federal Signal Corp.	572,046
			572,046
		Pipelines: 1.3%
403,250	@, L	Dynegy, Inc.	1,758,170
			1,758,170
		Retail: 2.5%
102,160	L	Dillard’s, Inc.	2,299,622
87,060	@, L	Sharper Image Corp.	1,170,086
			3,469,708

PORTFOLIO OF INVESTMENTS
ING SmallCap Value Fund	as of August 31, 2005 (Unaudited)(continued)

Shares			Value

COMMON STOCK:100.9% (continued)
		Semiconductors: 3.1%
299,820	@, L	Agere Systems, Inc.	$3,393,962
217,640	@	ESS Technology, Inc.	831,385
			4,225,347
		Software: 2.5%
156,160	@	SPSS, Inc.	3,404,288
			3,404,288
		Telecommunications: 10.6%
1,243,560	@	3Com Corp.	4,228,103
1,060,766	@	Adaptec, Inc.	3,521,743
719,863	@	Cincinnati Bell, Inc.	3,117,007
486,340	@, L	UTStarcom, Inc.	3,744,818
			14,611,671
		Transportation: 1.3%
134,300	@	US Xpress Enterprises, Inc.	1,768,731
			1,768,731
		Total Common Stock
		(Cost $148,241,490)	138,909,113

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 22.9%
		Securities Lending CollateralCC: 22.9%
$31,564,774		The Bank of New York Institutional Cash Reserves Fund		$31,564,774
		Total Short-Term Investments
		(Cost $31,564,774)		31,564,774
		Total Investments In Securities
		(Cost $179,806,264)*	123.8%	$170,473,887
		Other Assets and Liabilities—Net	(23.8)	(32,765,885)
		Net Assets	100.0%	$137,708,002
	@	Non-income producing security
	@@	Foreign issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at August 31, 2005.
	*	Cost for federal income tax purposes is $180,169,857.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$17,957,487
		Gross Unrealized Depreciation		(27,653,457)
		Net Unrealized Depreciation		$(9,695,970)

Item 2. Controls and Procedures

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Equity Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	October 28, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	October 28, 2005